Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Allocation VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 58.5%
Aerospace & Defense 1.5%
BAE Systems plc ..................................... United Kingdom 89,830 $ 557,912
Boeing Co. (The) ..................................... United States 584 96,512
BWX Technologies, Inc. ................................ United States 10,563 594,803
a
Dassault Aviation SA ................................... France 381 321,325
General Dynamics Corp. ................................ United States 4,900 678,307
Huntington Ingalls Industries, Inc. ......................... United States 1,598 224,918
Lockheed Martin Corp. ................................. United States 8,144 3,121,432
a
Mercury Systems, Inc. .................................. United States 4,600 356,316
MTU Aero Engines AG ................................. Germany 8,500 1,408,751
Northrop Grumman Corp. ............................... United States 7,284 2,298,029
Raytheon Technologies Corp. ............................ United States 36,217 2,083,926
11,742,231
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. ............................ United States 3,576 365,431
DSV PANALPINA A/S .................................. Denmark 12,000 1,946,025
Expeditors International of Washington, Inc. ................. United States 4,593 415,758
United Parcel Service, Inc., B ............................ United States 13,796 2,298,828
5,026,042
Airlines 0.0%
†
a
Deutsche Lufthansa AG ................................ Germany 5,928 51,336
International Consolidated Airlines Group SA ................. United Kingdom 209,596 255,994
a
Japan Airlines Co. Ltd. ................................. Japan 100 1,865
309,195
Auto Components 0.2%
Cie Generale des Etablissements Michelin SCA .............. France 7,713 827,796
a
Faurecia SE ......................................... France 1,347 58,049
Gentex Corp. ........................................ United States 7,256 186,842
Toyota Industries Corp. ................................. Japan 6,574 416,159
1,488,846
Automobiles 0.3%
Bayerische Motoren Werke AG ........................... Germany 8,340 605,165
Fiat Chrysler Automobiles NV ............................ United Kingdom 5,139 63,067
Honda Motor Co. Ltd. .................................. Japan 21,300 505,673
Isuzu Motors Ltd. ..................................... Japan 65,600 573,560
Peugeot SA ......................................... France 3,248 58,888
a
Tesla, Inc. ........................................... United States 725 311,032
2,117,385
Banks 1.3%
Banco de Sabadell SA ................................. Spain 226,342 78,542
Bank of America Corp. ................................. United States 8,254 198,839
a
Bank of Ireland Group plc ............................... Ireland 29,169 54,067
a
FinecoBank Banca Fineco SpA ........................... Italy 117,493 1,617,971
a
ING Groep NV ....................................... Netherlands 166,078 1,185,024
JPMorgan Chase & Co. ................................. United States 4,998 481,157
Kasikornbank PCL .................................... Thailand 99,900 244,597
KB Financial Group, Inc. ................................ South Korea 28,480 919,974
KBC Group NV ....................................... Belgium 24,689 1,237,793
Shinhan Financial Group Co. Ltd. ......................... South Korea 15,279 359,595
Shinsei Bank Ltd. ..................................... Japan 4,500 55,547
a
Standard Chartered plc ................................. United Kingdom 193,778 891,722
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 109,500 612,105
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 29,300 819,019

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Truist Financial Corp. .................................. United States 3,234 $ 123,054
Wells Fargo & Co. ..................................... United States 32,831 771,857
9,650,863
Beverages 0.9%
Anheuser-Busch InBev SA/NV ........................... Belgium 3,120 167,946
a
Boston Beer Co., Inc. (The), A ............................ United States 25 22,084
Brown-Forman Corp., A ................................. United States 488 33,516
Brown-Forman Corp., B ................................ United States 9,890 744,915
Coca-Cola Co. (The) ................................... United States 10,526 519,669
Constellation Brands, Inc., A ............................. United States 3,104 588,239
Kirin Holdings Co. Ltd. ................................. Japan 39,500 741,702
a
Monster Beverage Corp. ................................ United States 21,345 1,711,869
PepsiCo, Inc. ........................................ United States 18,846 2,612,055
7,141,995
Biotechnology 1.7%
AbbVie, Inc. ......................................... United States 21,410 1,875,302
Amgen, Inc. ......................................... United States 9,834 2,499,409
a
Biogen, Inc. ......................................... United States 5,112 1,450,172
CSL Ltd. ............................................ Australia 10,542 2,176,715
a
Deciphera Pharmaceuticals, Inc. .......................... United States 3,300 169,290
a
Exelixis, Inc. ......................................... United States 6,762 165,331
a
Galapagos NV ....................................... Belgium 3,584 507,995
a
Genmab A/S ......................................... Denmark 2,900 1,052,203
Gilead Sciences, Inc. .................................. United States 13,246 837,015
a
Iovance Biotherapeutics, Inc. ............................. United States 2,300 75,716
a
Neurocrine Biosciences, Inc. ............................. United States 2,609 250,882
a
PTC Therapeutics, Inc. ................................. United States 2,200 102,850
a
Regeneron Pharmaceuticals, Inc. ......................... United States 1,562 874,376
a
United Therapeutics Corp. ............................... United States 1,333 134,633
a
Vertex Pharmaceuticals, Inc. ............................. United States 2,124 577,983
12,749,872
Building Products 0.5%
A O Smith Corp. ...................................... United States 3,394 179,203
Allegion plc .......................................... United States 4,306 425,907
Geberit AG .......................................... Switzerland 1,449 857,031
Johnson Controls International plc ......................... United States 19,600 800,660
a
Kingspan Group plc ................................... Ireland 729 66,329
Lennox International, Inc. ............................... United States 200 54,522
Masco Corp. ......................................... United States 1,192 65,715
Owens Corning ....................................... United States 2,168 149,180
Trane Technologies plc ................................. United States 6,156 746,415
a
Trex Co., Inc. ........................................ United States 2,668 191,029
3,535,991
Capital Markets 2.6%
3i Group plc ......................................... United Kingdom 4,485 57,596
a,b
Amundi SA, 144A, Reg S ............................... France 2,392 168,563
Bank of New York Mellon Corp. (The) ...................... United States 12,809 439,861
BlackRock, Inc. ....................................... United States 2,201 1,240,373
Cboe Global Markets, Inc. ............................... United States 1,340 117,572
Charles Schwab Corp. (The) ............................. United States 17,031 617,033
Daiwa Securities Group, Inc. ............................. Japan 11,700 49,195
Deutsche Boerse AG ................................... Germany 10,647 1,866,238
Eaton Vance Corp. .................................... United States 3,470 132,380
Evercore, Inc., A ...................................... United States 75 4,909

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
FactSet Research Systems, Inc. .......................... United States 1,520 $ 509,018
b
Flow Traders, 144A, Reg S .............................. Netherlands 10,180 406,728
Hargreaves Lansdown plc ............................... United Kingdom 12,481 251,071
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 16,000 753,181
Intercontinental Exchange, Inc. ........................... United States 7,855 785,893
Intermediate Capital Group plc ........................... United Kingdom 74,000 1,138,155
Invesco Ltd. ......................................... United States 14,654 167,202
Japan Exchange Group, Inc. ............................. Japan 8,400 235,371
Lazard Ltd., A ........................................ United States 1,181 39,032
Magellan Financial Group Ltd. ............................ Australia 5,010 206,546
MarketAxess Holdings, Inc. .............................. United States 1,375 662,186
Moody's Corp. ........................................ United States 5,615 1,627,508
Morgan Stanley ....................................... United States 7,096 343,092
Morningstar, Inc. ...................................... United States 167 26,822
MSCI, Inc. ........................................... United States 3,377 1,204,846
Nasdaq, Inc. ......................................... United States 3,200 392,672
a
Natixis SA ........................................... France 21,564 48,450
Nomura Holdings, Inc. .................................. Japan 94,900 433,563
Partners Group Holding AG .............................. Switzerland 721 662,999
S&P Global, Inc. ...................................... United States 7,733 2,788,520
SEI Investments Co. ................................... United States 4,433 224,842
Singapore Exchange Ltd. ............................... Singapore 30,700 207,076
State Street Corp. ..................................... United States 5,845 346,784
T Rowe Price Group, Inc. ............................... United States 9,472 1,214,500
Tradeweb Markets, Inc., A ............................... United States 3,600 208,800
UBS Group AG ....................................... Switzerland 71,266 796,032
20,374,609
Chemicals 2.5%
Air Products and Chemicals, Inc. .......................... United States 12,282 3,658,317
Albemarle Corp. ...................................... United States 13,330 1,190,102
Celanese Corp. ....................................... United States 7,544 810,603
b
Covestro AG, 144A, Reg S .............................. Germany 11,099 550,283
Eastman Chemical Co. ................................. United States 1,029 80,385
Ecolab, Inc. .......................................... United States 8,721 1,742,805
EMS-Chemie Holding AG ............................... Switzerland 316 283,838
Huntsman Corp. ...................................... United States 475 10,550
International Flavors & Fragrances, Inc. ..................... United States 2,316 283,594
Koninklijke DSM NV ................................... Netherlands 9,800 1,613,046
Linde plc ............................................ United Kingdom 13,485 3,211,183
LyondellBasell Industries NV, A ........................... United States 11,816 832,910
NewMarket Corp. ..................................... United States 64 21,908
Nitto Denko Corp. ..................................... Japan 6,200 403,807
Sherwin-Williams Co. (The) .............................. United States 1,044 727,397
Shin-Etsu Chemical Co. Ltd. ............................. Japan 1,000 130,817
Symrise AG ......................................... Germany 12,000 1,657,117
Tosoh Corp. ......................................... Japan 31,300 508,042
Umicore SA ......................................... Belgium 36,000 1,497,084
Valvoline, Inc. ........................................ United States 1,002 19,078
19,232,866
Commercial Services & Supplies 0.4%
Cintas Corp. ......................................... United States 4,628 1,540,337
a
Copart, Inc. .......................................... United States 5,074 533,582
Downer EDI Ltd. ...................................... Australia 53,536 170,089
a
IAA, Inc. ............................................ United States 514 26,764
Republic Services, Inc. ................................. United States 3,700 345,395

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Rollins, Inc. .......................................... United States 5,954 $ 322,647
2,938,814
Communications Equipment 0.2%
a
Arista Networks, Inc. ................................... United States 125 25,866
a
Ciena Corp. ......................................... United States 350 13,892
Cisco Systems, Inc. ................................... United States 19,185 755,697
a
F5 Networks, Inc. ..................................... United States 2,539 311,713
Motorola Solutions, Inc. ................................. United States 1,582 248,074
Ubiquiti, Inc. ......................................... United States 93 15,499
1,370,741
Construction & Engineering 0.1%
Obayashi Corp. ....................................... Japan 26,200 239,119
Sinopec Engineering Group Co. Ltd., H ..................... China 649,500 240,088
479,207
Construction Materials 0.1%
Martin Marietta Materials, Inc. ............................ United States 2,263 532,620
Taiheiyo Cement Corp. ................................. Japan 2,300 58,710
591,330
Consumer Finance 0.0%
†
Santander Consumer USA Holdings, Inc. ................... United States 915 16,644
Containers & Packaging 0.1%
Avery Dennison Corp. .................................. United States 1,680 214,771
Graphic Packaging Holding Co. ........................... United States 8,779 123,696
Packaging Corp. of America ............................. United States 803 87,567
Sonoco Products Co. .................................. United States 989 50,509
476,543
Distributors 0.1%
Pool Corp. .......................................... United States 1,557 520,879
Diversified Consumer Services 0.2%
a
Grand Canyon Education, Inc. ............................ United States 1,533 122,548
H&R Block, Inc. ....................................... United States 2,540 41,377
a
TAL Education Group, ADR .............................. China 21,000 1,596,840
1,760,765
Diversified Financial Services 0.3%
a
Berkshire Hathaway, Inc., B .............................. United States 4,936 1,051,072
Equitable Holdings, Inc. ................................. United States 1,000 18,240
EXOR NV ........................................... Netherlands 3,786 205,471
Jefferies Financial Group, Inc. ............................ United States 600 10,800
M&G plc ............................................ United Kingdom 98,226 201,904
Mitsubishi UFJ Lease & Finance Co. Ltd. ................... Japan 16,000 74,321
ORIX Corp. .......................................... Japan 53,600 669,288
Sofina SA ........................................... Belgium 582 158,856
2,389,952
Diversified Telecommunication Services 0.9%
AT&T, Inc. ........................................... United States 41,861 1,193,457
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 16,000 971,036
Deutsche Telekom AG .................................. Germany 56,626 942,625
Nippon Telegraph & Telephone Corp. ...................... Japan 28,700 585,792
Proximus SADP ...................................... Belgium 5,777 105,367

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
Swisscom AG ........................................ Switzerland 1,006 $ 532,792
Telefonica SA ........................................ Spain 12,485 42,759
Verizon Communications, Inc. ............................ United States 36,803 2,189,410
6,563,238
Electric Utilities 0.5%
Alliant Energy Corp. ................................... United States 2,179 112,545
American Electric Power Co., Inc. ......................... United States 2,004 163,787
Endesa SA .......................................... Spain 12,174 325,561
Evergy, Inc. .......................................... United States 1,583 80,448
Eversource Energy .................................... United States 2,894 241,794
Hawaiian Electric Industries, Inc. .......................... United States 1,062 35,301
NextEra Energy, Inc. ................................... United States 6,110 1,695,892
NRG Energy, Inc. ..................................... United States 7,353 226,031
PPL Corp. ........................................... United States 5,355 145,709
Red Electrica Corp. SA ................................. Spain 11,169 209,434
Southern Co. (The) .................................... United States 7,582 411,096
Xcel Energy, Inc. ...................................... United States 2,225 153,547
3,801,145
Electrical Equipment 0.5%
Acuity Brands, Inc. .................................... United States 1,237 126,607
AMETEK, Inc. ........................................ United States 3,818 379,509
Emerson Electric Co. .................................. United States 6,066 397,747
a
Generac Holdings, Inc. ................................. United States 125 24,205
Mitsubishi Electric Corp. ................................ Japan 49,700 674,198
nVent Electric plc ..................................... United States 13,900 245,891
Rockwell Automation, Inc. ............................... United States 2,594 572,444
Schneider Electric SE .................................. France 8,750 1,087,384
3,507,985
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., A .................................... United States 8,233 891,387
a
Arrow Electronics, Inc. ................................. United States 2,271 178,637
Avnet, Inc. .......................................... United States 12,440 321,450
Cognex Corp. ........................................ United States 2,187 142,374
Hitachi Ltd. .......................................... Japan 25,472 862,223
Jabil, Inc. ........................................... United States 2,663 91,234
a
Keysight Technologies, Inc. .............................. United States 4,062 401,244
SYNNEX Corp. ....................................... United States 1,256 175,915
TE Connectivity Ltd. ................................... United States 10,449 1,021,285
Topcon Corp. ........................................ Japan 6,000 55,103
4,140,852
Energy Equipment & Services 0.1%
SBM Offshore NV ..................................... Netherlands 45,637 727,830
a
Tecnicas Reunidas SA ................................. Spain 10,371 110,871
Tenaris SA .......................................... United States 8,984 44,749
883,450
Entertainment 0.6%
Activision Blizzard, Inc. ................................. United States 5,472 442,958
CTS Eventim AG & Co. KGaA ............................ Germany 24,000 1,159,749
a
Electronic Arts, Inc. .................................... United States 4,785 624,012
a
Netflix, Inc. .......................................... United States 801 400,524
a
Spotify Technology SA .................................. United States 918 222,679
a
Ubisoft Entertainment SA ............................... France 626 56,408

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
Walt Disney Co. (The) .................................. United States 14,608 $ 1,812,561
4,718,891
Equity Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp. .................................. United States 1,958 473,307
Brixmor Property Group, Inc. ............................. United States 8,043 94,023
CoreSite Realty Corp. .................................. United States 75 8,916
Crown Castle International Corp. .......................... United States 6,485 1,079,753
EPR Properties ....................................... United States 663 18,233
Equinix, Inc. ......................................... United States 1,098 834,623
Equity Commonwealth ................................. United States 3,582 95,389
Gaming and Leisure Properties, Inc. ....................... United States 7,966 294,184
Gecina SA .......................................... France 405 53,378
Goodman Group ...................................... Australia 50,394 652,200
Highwoods Properties, Inc. .............................. United States 3,213 107,860
Host Hotels & Resorts, Inc. .............................. United States 8,574 92,513
Kimco Realty Corp. .................................... United States 3,657 41,178
Lamar Advertising Co., A ................................ United States 2,664 176,277
Link REIT ........................................... Hong Kong 6,600 54,083
National Retail Properties, Inc. ........................... United States 1,792 61,842
Omega Healthcare Investors, Inc. ......................... United States 3,483 104,281
Public Storage ....................................... United States 5,329 1,186,875
Realty Income Corp. ................................... United States 3,305 200,779
Segro plc ........................................... United Kingdom 4,130 49,634
Simon Property Group, Inc. .............................. United States 12,240 791,683
Spirit Realty Capital, Inc. ................................ United States 1,021 34,459
STORE Capital Corp. .................................. United States 2,012 55,189
Ventas, Inc. .......................................... United States 9,905 415,614
Vornado Realty Trust ................................... United States 5,595 188,607
WP Carey, Inc. ....................................... United States 1,418 92,397
7,257,277
Food & Staples Retailing 1.0%
Casey's General Stores, Inc. ............................. United States 312 55,427
Coles Group Ltd. ...................................... Australia 4,028 49,052
Costco Wholesale Corp. ................................ United States 1,624 576,520
Jeronimo Martins SGPS SA ............................. Portugal 3,098 49,806
Koninklijke Ahold Delhaize NV ............................ Netherlands 40,441 1,195,097
Kroger Co. (The) ...................................... United States 29,614 1,004,211
Lawson, Inc. ......................................... Japan 2,000 95,338
Matsumotokiyoshi Holdings Co. Ltd. ....................... Japan 18,100 659,772
Seven & i Holdings Co. Ltd. .............................. Japan 2,900 90,078
a
Sprouts Farmers Market, Inc. ............................ United States 4,578 95,818
Sundrug Co. Ltd. ...................................... Japan 20,043 755,305
Walgreens Boots Alliance, Inc. ........................... United States 6,675 239,766
Walmart, Inc. ........................................ United States 16,608 2,323,625
Welcia Holdings Co. Ltd. ................................ Japan 4,000 175,364
7,365,179
Food Products 0.5%
a
a2 Milk Co. Ltd. (The) .................................. New Zealand 4,223 42,976
Calbee, Inc. ......................................... Japan 2,900 95,493
Campbell Soup Co. .................................... United States 400 19,348
Flowers Foods, Inc. .................................... United States 1,943 47,273
General Mills, Inc. ..................................... United States 6,587 406,286
Hershey Co. (The) .................................... United States 1,804 258,585
Hormel Foods Corp. ................................... United States 3,085 150,826
Ingredion, Inc. ........................................ United States 618 46,770

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
J M Smucker Co. (The) ................................. United States 856 $ 98,885
Kellogg Co. .......................................... United States 1,790 115,616
Lamb Weston Holdings, Inc. ............................. United States 2,932 194,304
McCormick & Co., Inc. ................................. United States 5,300 1,028,730
Mondelez International, Inc., A ............................ United States 8,269 475,054
Nestle SA ........................................... Switzerland 2,978 354,322
Orkla ASA ........................................... Norway 5,310 53,571
Tyson Foods, Inc., A ................................... United States 2,893 172,076
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 366,000 298,551
Yamazaki Baking Co. Ltd. ............................... Japan 3,000 52,278
3,910,944
Gas Utilities 0.1%
Atmos Energy Corp. ................................... United States 1,113 106,392
Toho Gas Co. Ltd. ..................................... Japan 2,900 143,453
Tokyo Gas Co. Ltd. .................................... Japan 14,600 333,085
582,930
Health Care Equipment & Supplies 3.3%
Abbott Laboratories .................................... United States 19,160 2,085,183
a
ABIOMED, Inc. ....................................... United States 75 20,779
a
Alcon, Inc. ........................................... Switzerland 21,000 1,190,287
a
Align Technology, Inc. .................................. United States 200 65,472
Becton Dickinson and Co. ............................... United States 6,900 1,605,492
Cochlear Ltd. ........................................ Australia 10,700 1,528,054
Coloplast A/S, B ...................................... Denmark 2,654 420,541
Danaher Corp. ....................................... United States 10,116 2,178,278
DENTSPLY SIRONA, Inc. ............................... United States 4,459 194,992
DiaSorin SpA ........................................ Italy 977 196,523
a
Edwards Lifesciences Corp. ............................. United States 14,150 1,129,453
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 8,385 185,047
GN Store Nord A/S .................................... Denmark 25,000 1,883,019
a
Haemonetics Corp. .................................... United States 5,424 473,244
Hoya Corp. .......................................... Japan 4,000 451,537
a
IDEXX Laboratories, Inc. ................................ United States 1,861 731,578
a
Intuitive Surgical, Inc. .................................. United States 2,522 1,789,460
a
LivaNova plc ......................................... United States 14,000 632,940
a
Masimo Corp. ........................................ United States 421 99,381
Medtronic plc ........................................ United States 17,130 1,780,150
ResMed, Inc. ........................................ United States 1,902 326,060
Stryker Corp. ........................................ United States 12,592 2,623,795
Teleflex, Inc. ......................................... United States 2,984 1,015,813
West Pharmaceutical Services, Inc. ........................ United States 9,441 2,595,331
25,202,409
Health Care Providers & Services 0.6%
Chemed Corp. ....................................... United States 310 148,908
Cigna Corp. ......................................... United States 1,027 173,984
CVS Health Corp. ..................................... United States 7,565 441,796
Humana, Inc. ........................................ United States 618 255,784
a
Laboratory Corp. of America Holdings ...................... United States 3,010 566,693
Medipal Holdings Corp. ................................. Japan 2,800 56,130
Premier, Inc., A ....................................... United States 301 9,882
Quest Diagnostics, Inc. ................................. United States 4,873 557,910
Sinopharm Group Co. Ltd., H ............................ China 104,800 221,465
Suzuken Co. Ltd. ..................................... Japan 1,400 53,387
UnitedHealth Group, Inc. ................................ United States 5,951 1,855,343

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Universal Health Services, Inc., B ......................... United States 1,401 $ 149,935
4,491,217
Health Care Technology 0.2%
a
American Well Corp., A ................................. United States 400 11,856
Cerner Corp. ......................................... United States 12,551 907,312
a
GoodRx Holdings, Inc., A ............................... United States 300 16,680
a
Veeva Systems, Inc., A ................................. United States 2,606 732,781
1,668,629
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc. ............................... United States 1,423 143,353
Domino's Pizza, Inc. ................................... United States 1,628 692,356
Las Vegas Sands Corp. ................................. United States 11,173 521,332
McDonald's Corp. ..................................... United States 7,779 1,707,413
Starbucks Corp. ...................................... United States 5,518 474,107
Yum China Holdings, Inc. ............................... China 2,155 114,107
Yum! Brands, Inc. ..................................... United States 4,704 429,475
4,082,143
Household Durables 0.4%
Barratt Developments plc ............................... United Kingdom 39,662 243,246
Berkeley Group Holdings plc ............................. United Kingdom 4,942 269,413
DR Horton, Inc. ....................................... United States 1,418 107,243
Garmin Ltd. .......................................... United States 1,510 143,239
Lennar Corp., A ....................................... United States 1,916 156,499
a
Mohawk Industries, Inc. ................................. United States 1,155 112,716
a
NVR, Inc. ........................................... United States 54 220,489
Persimmon plc ....................................... United Kingdom 12,363 394,004
PulteGroup, Inc. ...................................... United States 5,677 262,788
Sekisui Chemical Co. Ltd. ............................... Japan 3,800 60,765
Sekisui House Ltd. .................................... Japan 24,900 441,121
Sony Corp. .......................................... Japan 8,670 664,297
Taylor Wimpey plc ..................................... United Kingdom 33,713 47,142
3,122,962
Household Products 0.8%
Church & Dwight Co., Inc. ............................... United States 2,581 241,866
Clorox Co. (The) ...................................... United States 3,786 795,704
Colgate-Palmolive Co. ................................. United States 19,373 1,494,627
a
Essity AB, B ......................................... Sweden 1,580 53,331
Kimberly-Clark Corp. ................................... United States 7,818 1,154,406
Procter & Gamble Co. (The) ............................. United States 19,952 2,773,128
6,513,062
Industrial Conglomerates 1.0%
3M Co. ............................................. United States 6,654 1,065,838
Carlisle Cos., Inc. ..................................... United States 2,900 354,873
CK Hutchison Holdings Ltd. .............................. United Kingdom 160,000 969,567
Honeywell International, Inc. ............................. United States 12,289 2,022,892
Roper Technologies, Inc. ................................ United States 7,500 2,963,325
7,376,495
Insurance 0.6%
Admiral Group plc ..................................... United Kingdom 7,296 246,069
Aflac, Inc. ........................................... United States 11,850 430,748
AIA Group Ltd. ....................................... Hong Kong 87,340 868,174

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Allianz SE ........................................... Germany 251 $ 48,164
American National Group, Inc. ............................ United States 65 4,390
Aviva plc ............................................ United Kingdom 151,931 562,127
Direct Line Insurance Group plc .......................... United Kingdom 13,460 46,946
Erie Indemnity Co., A ................................... United States 2,850 599,298
Fidelity National Financial, Inc. ........................... United States 2,852 89,296
Japan Post Insurance Co. Ltd. ........................... Japan 9,000 141,667
Lincoln National Corp. .................................. United States 5,798 181,651
Medibank Pvt Ltd. ..................................... Australia 27,533 49,660
MetLife, Inc. ......................................... United States 7,272 270,300
MS&AD Insurance Group Holdings, Inc. .................... Japan 2,000 53,871
NN Group NV ........................................ Netherlands 6,878 257,758
Principal Financial Group, Inc. ............................ United States 2,177 87,668
Progressive Corp. (The) ................................ United States 1,400 132,538
Prudential Financial, Inc. ................................ United States 1,987 126,214
Unum Group ......................................... United States 6,521 109,748
4,306,287
Interactive Media & Services 1.8%
a
Alphabet, Inc., A ...................................... United States 3,329 4,878,982
a
Alphabet, Inc., C ...................................... United States 1,828 2,686,429
a
Baidu, Inc., ADR ...................................... China 5,459 691,055
a
Facebook, Inc., A ..................................... United States 17,169 4,496,561
a
IAC/InterActiveCorp ................................... United States 1,607 192,486
Kakaku.com, Inc. ..................................... Japan 5,100 134,418
a
Match Group, Inc. ..................................... United States 5,680 628,492
13,708,423
Internet & Direct Marketing Retail 2.2%
a
Alibaba Group Holding Ltd., ADR ......................... China 3,045 895,169
a
Alibaba Group Holding Ltd. .............................. China 18,200 668,147
a
Amazon.com, Inc. ..................................... United States 3,304 10,403,404
a
boohoo Group plc ..................................... United Kingdom 375,000 1,810,458
a
Booking Holdings, Inc. ................................. United States 316 540,575
eBay, Inc. ........................................... United States 4,067 211,891
Expedia Group, Inc. ................................... United States 2,051 188,056
a
MercadoLibre, Inc. .................................... Argentina 1,300 1,407,224
a,b
Zalando SE, 144A, Reg S ............................... Germany 5,323 497,221
ZOZO, Inc. .......................................... Japan 3,400 94,849
16,716,994
IT Services 3.1%
Accenture plc, A ...................................... United States 17,615 3,980,814
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,304 2,404,694
a
Akamai Technologies, Inc. ............................... United States 2,829 312,718
Amadeus IT Group SA ................................. Spain 20,000 1,110,484
Amdocs Ltd. ......................................... United States 5,319 305,364
Automatic Data Processing, Inc. .......................... United States 7,246 1,010,744
Booz Allen Hamilton Holding Corp. ........................ United States 862 71,529
Broadridge Financial Solutions, Inc. ........................ United States 1,237 163,284
Cognizant Technology Solutions Corp., A .................... United States 4,335 300,936
Fujitsu Ltd. .......................................... Japan 7,500 1,024,341
International Business Machines Corp. ..................... United States 3,932 478,406
Jack Henry & Associates, Inc. ............................ United States 846 137,551
Keywords Studios plc .................................. Ireland 57,000 1,600,509
Mastercard, Inc., A .................................... United States 10,435 3,528,804
NEC Corp. .......................................... Japan 1,900 111,107
Nomura Research Institute Ltd. ........................... Japan 11,200 329,685

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Okta, Inc. ........................................... United States 400 $ 85,540
Otsuka Corp. ........................................ Japan 4,000 204,347
Paychex, Inc. ........................................ United States 3,660 291,958
a
PayPal Holdings, Inc. .................................. United States 4,300 847,229
a
Shopify, Inc., A ....................................... Canada 1,200 1,227,564
a
Snowflake, Inc., A ..................................... United States 1,600 401,600
a
Twilio, Inc., A ......................................... United States 2,462 608,336
Visa, Inc., A .......................................... United States 17,059 3,411,288
Western Union Co. (The) ................................ United States 9,742 208,771
24,157,603
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. ............................ Japan 1,000 73,249
Polaris, Inc. .......................................... United States 1,808 170,567
243,816
Life Sciences Tools & Services 0.8%
a
10X Genomics, Inc., A .................................. United States 1,100 137,148
Agilent Technologies, Inc. ............................... United States 8,071 814,687
a
Illumina, Inc. ......................................... United States 3,346 1,034,182
a
Mettler-Toledo International, Inc. .......................... United States 2,962 2,860,551
Sartorius Stedim Biotech ................................ France 1,063 366,830
Thermo Fisher Scientific, Inc. ............................ United States 836 369,111
a
Waters Corp. ........................................ United States 150 29,352
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 17,500 428,894
6,040,755
Machinery 1.5%
Allison Transmission Holdings, Inc. ........................ United States 889 31,239
Amada Co. Ltd. ....................................... Japan 7,700 72,011
Atlas Copco AB, A ..................................... Sweden 17,566 837,348
Atlas Copco AB, B ..................................... Sweden 6,440 268,710
Caterpillar, Inc. ....................................... United States 3,146 469,226
Cummins, Inc. ........................................ United States 5,927 1,251,545
Deere & Co. ......................................... United States 2,986 661,787
Donaldson Co., Inc. ................................... United States 7,600 352,792
Dover Corp. ......................................... United States 7,900 855,886
Epiroc AB, A ......................................... Sweden 25,578 370,451
Epiroc AB, B ......................................... Sweden 15,197 210,900
Fortive Corp. ......................................... United States 6,217 473,798
Graco, Inc. .......................................... United States 6,476 397,303
Illinois Tool Works, Inc. ................................. United States 7,667 1,481,341
a
Ingersoll Rand, Inc. .................................... United States 5,326 189,606
Komatsu Ltd. ........................................ Japan 22,626 496,795
Kone OYJ, B ......................................... Finland 5,313 466,400
Kurita Water Industries Ltd. .............................. Japan 1,800 59,507
Lincoln Electric Holdings, Inc. ............................ United States 1,857 170,918
Oshkosh Corp. ....................................... United States 1,929 141,781
Otis Worldwide Corp. .................................. United States 6,661 415,780
PACCAR, Inc. ........................................ United States 2,047 174,568
Pentair plc .......................................... United States 12,400 567,548
SKF AB, B .......................................... Sweden 13,522 278,907
Snap-on, Inc. ........................................ United States 382 56,204
Stanley Black & Decker, Inc. ............................. United States 4,452 722,114
Sumitomo Heavy Industries Ltd. .......................... Japan 2,600 60,474
Toro Co. (The) ....................................... United States 1,224 102,755

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Yangzijiang Shipbuilding Holdings Ltd. ...................... China 98,800 $ 72,177
11,709,871
Marine 0.0%
†
Kuehne + Nagel International AG ......................... Switzerland 2,113 410,177
Media 0.7%
a,b
Ascential plc, 144A, Reg S .............................. United Kingdom 324,885 1,232,872
Cable One, Inc. ....................................... United States 450 848,444
Comcast Corp., A ..................................... United States 20,414 944,352
CyberAgent, Inc. ...................................... Japan 29,000 1,790,285
a
Informa plc .......................................... United Kingdom 34,286 166,179
Interpublic Group of Cos., Inc. (The) ....................... United States 2,955 49,260
Nippon Television Holdings, Inc. .......................... Japan 14,000 150,486
Omnicom Group, Inc. .................................. United States 2,187 108,257
TBS Holdings, Inc. .................................... Japan 15,300 264,285
5,554,420
Metals & Mining 0.6%
a
ArcelorMittal SA ...................................... Luxembourg 47,730 634,832
BHP Group plc ....................................... Australia 13,136 280,256
Evraz plc ........................................... Russia 19,479 86,741
Fortescue Metals Group Ltd. ............................. Australia 46,385 544,704
Newmont Corp. ....................................... United States 1,975 125,314
Nucor Corp. ......................................... United States 4,877 218,782
Reliance Steel & Aluminum Co. ........................... United States 2,239 228,468
Rio Tinto Ltd. ........................................ Australia 9,119 622,580
Rio Tinto plc ......................................... Australia 8,724 524,965
Royal Gold, Inc. ...................................... United States 256 30,763
Steel Dynamics, Inc. ................................... United States 7,893 225,977
Sumitomo Metal Mining Co. Ltd. .......................... Japan 21,890 678,710
Wheaton Precious Metals Corp. .......................... Brazil 15,817 775,944
4,978,036
Multiline Retail 0.5%
Dollar General Corp. ................................... United States 3,325 696,987
Next plc ............................................ United Kingdom 5,142 394,238
Nordstrom, Inc. ....................................... United States 1,022 12,182
Seria Co. Ltd. ........................................ Japan 8,868 378,306
Target Corp. ......................................... United States 15,726 2,475,587
3,957,300
Multi-Utilities 0.4%
AGL Energy Ltd. ...................................... Australia 25,011 244,113
Ameren Corp. ........................................ United States 1,725 136,413
Centrica plc ......................................... United Kingdom 81,817 42,336
Consolidated Edison, Inc. ............................... United States 2,992 232,777
Dominion Energy, Inc. .................................. United States 4,943 390,151
DTE Energy Co. ...................................... United States 5,818 669,303
E.ON SE ............................................ Germany 70,070 772,176
Public Service Enterprise Group, Inc. ...................... United States 5,233 287,344
Veolia Environnement SA ............................... France 12,700 273,958
WEC Energy Group, Inc. ................................ United States 750 72,675
3,121,246
Oil, Gas & Consumable Fuels 1.0%
Ampol Ltd. .......................................... Australia 9,945 171,565
BP plc .............................................. United Kingdom 175,562 507,742

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp. ................................. United States 10,699 $ 185,735
Chevron Corp. ....................................... United States 8,843 636,696
Devon Energy Corp. ................................... United States 8,799 83,238
Eni SpA ............................................ Italy 5,873 45,894
EOG Resources, Inc. .................................. United States 23,112 830,645
Equinor ASA ......................................... Norway 51,473 728,986
Exxon Mobil Corp. ..................................... United States 50,179 1,722,645
Galp Energia SGPS SA, B .............................. Portugal 40,425 374,882
Husky Energy, Inc. .................................... Canada 83,500 193,122
Neste OYJ .......................................... Finland 3,958 208,383
a
OMV AG ............................................ Austria 4,130 112,977
Royal Dutch Shell plc, B ................................ Netherlands 76,301 925,342
TOTAL SE .......................................... France 19,949 684,954
Valero Energy Corp. ................................... United States 5,150 223,098
7,635,904
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), A .......................... United States 2,733 596,477
Nu Skin Enterprises, Inc., A .............................. United States 559 28,000
Unilever NV ......................................... United Kingdom 5,776 350,687
Unilever plc .......................................... United Kingdom 7,037 433,871
1,409,035
Pharmaceuticals 3.0%
Astellas Pharma, Inc. .................................. Japan 11,300 168,397
AstraZeneca plc, ADR .................................. United Kingdom 11,514 630,967
Bayer AG ........................................... Germany 22,657 1,397,497
Bristol-Myers Squibb Co. ................................ United States 16,841 1,015,344
a
Catalent, Inc. ........................................ United States 19,089 1,635,164
Chugai Pharmaceutical Co. Ltd. .......................... Japan 1,100 49,349
Eli Lilly and Co. ....................................... United States 13,294 1,967,778
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 1,226 119,351
Hikma Pharmaceuticals plc .............................. Jordan 45,000 1,508,337
a
Horizon Therapeutics plc ................................ United States 425 33,014
a
Jazz Pharmaceuticals plc ............................... United States 1,218 173,674
Johnson & Johnson ................................... United States 25,373 3,777,532
Merck & Co., Inc. ..................................... United States 23,340 1,936,053
Novartis AG ......................................... Switzerland 2,194 190,441
Novo Nordisk A/S, B ................................... Denmark 19,588 1,356,858
Orion OYJ, B ........................................ Finland 4,061 183,951
Pfizer, Inc. ........................................... United States 30,566 1,121,772
Roche Holding AG .................................... Switzerland 8,123 2,781,702
Sanofi .............................................. France 11,564 1,158,603
Shionogi & Co. Ltd. .................................... Japan 800 42,807
Takeda Pharmaceutical Co. Ltd., ADR ...................... Japan 75,044 1,338,785
Zoetis, Inc. .......................................... United States 1,175 194,310
22,781,686
Professional Services 1.2%
Adecco Group AG ..................................... Switzerland 6,052 319,249
a
CoStar Group, Inc. .................................... United States 300 254,553
Equifax, Inc. ......................................... United States 3,090 484,821
Experian plc ......................................... United Kingdom 45,000 1,690,913
a
FTI Consulting, Inc. .................................... United States 75 7,948
IHS Markit Ltd. ....................................... United States 16,909 1,327,526
ManpowerGroup, Inc. .................................. United States 6,130 449,513
Nihon M&A Center, Inc. ................................. Japan 5,400 308,843
Persol Holdings Co. Ltd. ................................ Japan 4,900 80,015

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
a
Randstad NV ........................................ Netherlands 4,638 $ 241,799
Recruit Holdings Co. Ltd. ............................... Japan 8,700 345,425
RELX plc ........................................... United Kingdom 34,295 763,370
Robert Half International, Inc. ............................ United States 4,911 259,988
SGS SA ............................................ Switzerland 237 634,949
Verisk Analytics, Inc. ................................... United States 8,936 1,655,930
Wolters Kluwer NV .................................... Netherlands 5,711 487,059
9,311,901
Real Estate Management & Development 0.4%
Aroundtown SA ....................................... Germany 8,671 43,518
a
CBRE Group, Inc., A ................................... United States 2,703 126,960
CK Asset Holdings Ltd. ................................. Hong Kong 144,330 709,204
Daito Trust Construction Co. Ltd. .......................... Japan 2,800 248,135
Jones Lang LaSalle, Inc. ................................ United States 932 89,155
Kerry Properties Ltd. ................................... Hong Kong 24,500 63,010
Mitsui Fudosan Co. Ltd. ................................ Japan 32,000 556,696
Sun Hung Kai Properties Ltd. ............................ Hong Kong 49,000 631,444
Swire Pacific Ltd., A ................................... Hong Kong 67,500 326,802
2,794,924
Road & Rail 1.0%
Canadian National Railway Co. ........................... Canada 5,414 576,375
Canadian Pacific Railway Ltd. ............................ Canada 2,872 874,323
ComfortDelGro Corp. Ltd. ............................... Singapore 67,300 69,948
JB Hunt Transport Services, Inc. .......................... United States 6,127 774,330
Kansas City Southern .................................. United States 4,095 740,499
Knight-Swift Transportation Holdings, Inc. ................... United States 3,810 155,067
Landstar System, Inc. .................................. United States 1,592 199,780
Norfolk Southern Corp. ................................. United States 3,900 834,561
Old Dominion Freight Line, Inc. ........................... United States 3,408 616,575
Schneider National, Inc., B .............................. United States 200 4,946
a
Uber Technologies, Inc. ................................. United States 5,638 205,674
Union Pacific Corp. .................................... United States 14,435 2,841,819
7,893,897
Semiconductors & Semiconductor Equipment 3.0%
Advantest Corp. ...................................... Japan 2,800 136,155
Analog Devices, Inc. ................................... United States 14,500 1,692,730
Applied Materials, Inc. .................................. United States 8,669 515,372
ASML Holding NV, NYRS ............................... Netherlands 2,722 1,005,153
ASML Holding NV ..................................... Netherlands 3,700 1,366,389
a
Cirrus Logic, Inc. ...................................... United States 75 5,059
a
Enphase Energy, Inc. .................................. United States 200 16,518
Intel Corp. ........................................... United States 37,102 1,921,142
KLA Corp. ........................................... United States 1,560 302,234
Lam Research Corp. ................................... United States 1,507 499,947
Maxim Integrated Products, Inc. .......................... United States 2,818 190,525
a
Micron Technology, Inc. ................................. United States 5,925 278,238
Monolithic Power Systems, Inc. ........................... United States 2,700 754,947
NVIDIA Corp. ........................................ United States 5,948 3,219,177
NXP Semiconductors NV ............................... Netherlands 11,058 1,380,149
QUALCOMM, Inc. ..................................... United States 9,806 1,153,970
Skyworks Solutions, Inc. ................................ United States 4,592 668,136
a
SolarEdge Technologies, Inc. ............................ United States 125 29,794
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 78,203 1,177,956
Teradyne, Inc. ........................................ United States 2,372 188,479
Texas Instruments, Inc. ................................. United States 36,433 5,202,268

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. .................................... Japan 3,400 $ 888,014
Xilinx, Inc. ........................................... United States 2,639 275,089
22,867,441
Software 5.5%
a
Adobe, Inc. .......................................... United States 4,810 2,358,968
a
Aspen Technology, Inc. ................................. United States 512 64,814
a
Atlassian Corp. plc, A .................................. United States 1,000 181,790
a
Autodesk, Inc. ........................................ United States 4,942 1,141,652
a
Avalara, Inc. ......................................... United States 2,380 303,069
AVEVA Group plc ..................................... United Kingdom 23,000 1,418,659
a
Bill.com Holdings, Inc. .................................. United States 6,200 621,922
a
Cadence Design Systems, Inc. ........................... United States 9,764 1,041,135
a
Check Point Software Technologies Ltd. .................... Israel 3,000 361,020
Citrix Systems, Inc. .................................... United States 2,854 393,024
a
CyberArk Software Ltd. ................................. United States 15,000 1,551,300
a
Duck Creek Technologies, Inc. ........................... United States 400 18,172
a
Fair Isaac Corp. ...................................... United States 295 125,487
a
Fortinet, Inc. ......................................... United States 4,097 482,668
Intuit, Inc. ........................................... United States 10,724 3,498,276
a
Manhattan Associates, Inc. .............................. United States 1,984 189,452
Microsoft Corp. ....................................... United States 76,629 16,117,378
a
Nice Ltd. ............................................ Israel 502 113,806
Oracle Corp. ......................................... United States 8,064 481,421
Oracle Corp. Japan .................................... Japan 1,500 161,919
a
Paycom Software, Inc. ................................. United States 500 155,650
a
PTC, Inc. ........................................... United States 6,821 564,233
Sage Group plc (The) .................................. United Kingdom 187,800 1,745,328
a
salesforce.com, Inc. ................................... United States 3,253 817,544
SAP SE ............................................ Germany 14,971 2,330,760
a
ServiceNow, Inc. ...................................... United States 5,755 2,791,175
a
Synopsys, Inc. ....................................... United States 6,145 1,314,907
Trend Micro, Inc. ...................................... Japan 5,100 310,699
a
Tyler Technologies, Inc. ................................. United States 1,438 501,229
a
VMware, Inc., A ....................................... United States 175 25,142
a
Workday, Inc., A ...................................... United States 4,420 950,875
42,133,474
Specialty Retail 1.1%
ABC-Mart, Inc. ....................................... Japan 900 46,846
a
AutoNation, Inc. ...................................... United States 1,884 99,720
a
AutoZone, Inc. ....................................... United States 177 208,442
Best Buy Co., Inc. ..................................... United States 9,416 1,047,907
Foot Locker, Inc. ...................................... United States 1,303 43,038
Gap, Inc. (The) ....................................... United States 2,452 41,757
Hennes & Mauritz AB, B ................................ Sweden 3,356 57,805
Home Depot, Inc. (The) ................................. United States 4,561 1,266,635
Industria de Diseno Textil SA ............................. Spain 1,966 54,377
Lowe's Cos., Inc. ...................................... United States 10,160 1,685,138
Nitori Holdings Co. Ltd. ................................. Japan 3,100 642,918
a
O'Reilly Automotive, Inc. ................................ United States 1,284 592,027
a
Party City Holdings, Inc. ................................ United States 4,430 11,517
Ross Stores, Inc. ..................................... United States 14,585 1,361,072
TJX Cos., Inc. (The) ................................... United States 8,942 497,622
Tractor Supply Co. .................................... United States 4,914 704,373
a
Ulta Beauty, Inc. ...................................... United States 589 131,924

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Williams-Sonoma, Inc. ................................. United States 3,200 $ 289,408
8,782,526
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc. .......................................... United States 98,540 11,411,917
HP, Inc. ............................................. United States 16,884 320,627
NetApp, Inc. ......................................... United States 2,292 100,481
Samsung Electronics Co. Ltd. ............................ South Korea 30,227 1,505,370
Xerox Holdings Corp. .................................. United States 275 5,162
13,343,557
Textiles, Apparel & Luxury Goods 0.7%
a
adidas AG ........................................... Germany 692 223,428
Burberry Group plc .................................... United Kingdom 7,515 150,638
Carter's, Inc. ......................................... United States 456 39,481
Hanesbrands, Inc. ..................................... United States 2,024 31,878
Hermes International ................................... France 913 786,156
a
Lululemon Athletica, Inc. ................................ United States 1,526 502,619
a
Moncler SpA ......................................... Italy 7,579 310,078
NIKE, Inc., B ......................................... United States 27,326 3,430,506
Pandora A/S ......................................... Denmark 3,127 225,527
5,700,311
Thrifts & Mortgage Finance 0.1%
Housing Development Finance Corp. Ltd. ................... India 28,671 681,520
Tobacco 0.3%
Altria Group, Inc. ...................................... United States 12,085 466,964
Imperial Brands plc .................................... United Kingdom 50,852 898,260
Philip Morris International, Inc. ........................... United States 9,235 692,533
2,057,757
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 33,148 1,494,643
Ferguson plc ......................................... United States 15,500 1,559,833
MSC Industrial Direct Co., Inc., A .......................... United States 1,807 114,347
Watsco, Inc. ......................................... United States 752 175,133
WW Grainger, Inc. ..................................... United States 2,687 958,641
4,302,597
Transportation Infrastructure 0.0%
†
Kamigumi Co. Ltd. .................................... Japan 3,900 76,829
Water Utilities 0.1%
American Water Works Co., Inc. .......................... United States 7,456 1,080,225
Wireless Telecommunication Services 0.3%
KDDI Corp. .......................................... Japan 28,000 704,043
NTT DOCOMO, Inc. ................................... Japan 19,900 731,040
SoftBank Corp. ....................................... Japan 31,700 354,126
Vodafone Group plc ................................... United Kingdom 257,722 341,606
2,130,815
Total Common Stocks (Cost $385,788,990) .....................................
448,992,905
Management Investment Companies 3.0%
Capital Markets 3.0%
Schwab U.S. TIPS ETF ................................. United States 248,750 15,330,463

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies
(continued)
Capital Markets (continued)
a,c
Templeton Global Bond VIP Fund, Class 1 .................. United States 539,390 $ 7,774,980
23,105,443
Total Management Investment Companies (Cost $24,028,784) ....................
23,105,443
Preferred Stocks 0.0%
Chemicals 0.0%
†
d
FUCHS PETROLUB SE, 2.24% .......................... Germany 2,694 136,949
Total Preferred Stocks (Cost $103,367) .........................................
136,949
Rights
Rights 0.0%
Pharmaceuticals 0.0%
†
a
Bristol-Myers Squibb Co., CVR, 12/31/20 ................... United States 2,250 5,062
Total Rights (Cost $5,175) ....................................................
5,062
Principal
Amount
*
Corporate Bonds 11.3%
Aerospace & Defense 0.2%
Lockheed Martin Corp. , Senior Bond , 4.7% , 5/15/46 ...........
United States 200,000 272,635
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........
United States 400,000 575,476
Raytheon Technologies Corp. , Senior Bond , 4.5% , 6/01/42 ......
United States 600,000 758,326
1,606,437
Air Freight & Logistics 0.2%
FedEx Corp. ,
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 510,333
Senior Bond, 4.75%, 11/15/45 .......................... United States 100,000 123,867
United Parcel Service, Inc. ,
Senior Bond, 3.75%, 11/15/47 .......................... United States 400,000 483,983
Senior Bond, 5.3%, 4/01/50 ............................ United States 100,000 147,923
1,266,106
Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 300,000 308,135
Banks 1.8%
Bancolombia SA , Senior Note , 3% , 1/29/25 ..................
Colombia 650,000 651,664
Bank of America Corp. ,
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 1,310,000 1,504,867
Sub. Note, 4.2%, 8/26/24 ............................. United States 400,000 445,787
b
BNP Paribas SA ,
Senior Bond, 144A, 3.052% to 1/13/30, FRN thereafter, 1/13/31 France 200,000 215,083
Senior Note, 144A, 2.219% to 6/09/25, FRN thereafter, 6/09/26 . France 200,000 206,575
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 700,000 737,339
Senior Note, 3.352% to 4/24/24, FRN thereafter, 4/24/25 ...... United States 1,500,000 1,623,998
Credit Suisse Group Funding Guernsey Ltd. , Senior Note , 3.8% ,
9/15/22 ........................................... Switzerland 1,200,000 1,269,083
HSBC Holdings plc ,
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 200,000 198,556

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
HSBC Holdings plc, (continued)
Senior Note, 1.645% to 8/18/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 $ 524,091
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 300,000 297,080
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 5/01/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,346,310
Sub. Note, 3.875%, 9/10/24 ........................... United States 400,000 442,843
b
Standard Chartered plc , Senior Note , 144A, 4.05% , 4/12/26 ..... United Kingdom 970,000 1,071,683
SVB Financial Group , Senior Note , 3.125% , 6/05/30 ...........
United States 100,000 111,904
Truist Bank , Sub. Note , 2.25% , 3/11/30 .....................
United States 400,000 412,624
Truist Financial Corp. , Sub. Note , 3.875% , 3/19/29 ............
United States 860,000 987,573
US Bancorp , Sub. Note , 3% , 7/30/29 .......................
United States 300,000 333,387
Wells Fargo & Co. , Senior Note , 2.393% to 6/02/27, FRN thereafter ,
6/02/28 ........................................... United States 200,000 208,898
Wells Fargo Bank NA , Senior Note , 2.082% to 9/09/21, FRN
thereafter , 9/09/22 ................................... United States 1,100,000 1,115,783
13,705,128
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 500,000 621,713
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 100,000 113,975
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 250,000 357,506
1,093,194
Biotechnology 0.4%
b
AbbVie, Inc. ,
Senior Bond, 144A, 4.85%, 6/15/44 ...................... United States 400,000 492,117
Senior Bond, 144A, 4.25%, 11/21/49 ..................... United States 370,000 439,333
Senior Note, 144A, 3.8%, 3/15/25 ....................... United States 400,000 444,289
Senior Note, 144A, 3.2%, 11/21/29 ...................... United States 200,000 220,766
Amgen, Inc. ,
Senior Note, 2.2%, 2/21/27 ............................ United States 100,000 105,706
Senior Note, 2.45%, 2/21/30 ........................... United States 500,000 530,915
Biogen, Inc. , Senior Bond , 5.2% , 9/15/45 ....................
United States 375,000 496,013
Gilead Sciences, Inc. , Senior Bond , 4.8% , 4/01/44 .............
United States 500,000 644,667
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30 ..
United States 50,000 48,837
3,422,643
Building Products 0.1%
b
Carrier Global Corp. , Senior Bond , 144A, 3.577% , 4/05/50 ...... United States 430,000 456,189
Capital Markets 0.3%
Goldman Sachs Group, Inc. (The) ,
Senior Note, 3.5%, 1/23/25 ............................ United States 625,000 686,674
Sub. Note, 4.25%, 10/21/25 ........................... United States 400,000 454,959
Morgan Stanley , Senior Bond , 3.591% to 7/22/27, FRN thereafter ,
7/22/28 ........................................... United States 1,060,000 1,193,757
2,335,390
Chemicals 0.2%
Air Products and Chemicals, Inc. , Senior Bond , 2.7% , 5/15/40 ....
United States 400,000 426,756
b
CNAC HK Finbridge Co. Ltd. ,
Senior Note, Reg S, 4.875%, 3/14/25 .................... China 400,000 442,434

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
b
CNAC HK Finbridge Co. Ltd., (continued)
Senior Note, Reg S, 3.875%, 6/19/29 .................... China 200,000 $ 213,066
EI du Pont de Nemours and Co. , Senior Note , 1.7% , 7/15/25 .....
United States 180,000 186,867
Westlake Chemical Corp. , Senior Note , 3.375% , 6/15/30 ........
United States 100,000 107,530
b
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Norway 100,000 107,112
1,483,765
Consumer Finance 0.2%
Capital One Financial Corp. , Senior Note , 3.75% , 3/09/27 .......
United States 1,035,000 1,150,307
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 235,000 255,813
Diversified Financial Services 0.3%
b
CK Hutchison International 19 Ltd. , Senior Note , 144A, 3.25% ,
4/11/24 ........................................... United Kingdom 635,000 677,593
DY9 Leasing LLC , Secured Bond , 2.372% , 3/19/27 ............
United States 647,483 683,169
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 700,000 696,807
Shell International Finance BV , Senior Bond , 4.125% , 5/11/35 ....
Netherlands 500,000 602,224
2,659,793
Diversified Telecommunication Services 0.2%
AT&T, Inc. ,
Senior Note, 3.8%, 2/15/27 ............................ United States 920,000 1,038,546
Senior Note, 2.3%, 6/01/27 ............................ United States 100,000 105,121
Bell Canada, Inc. , Senior Bond , 4.464% , 4/01/48 ..............
Canada 200,000 246,875
Orange SA , Senior Bond , 8.75% , 3/01/31 ...................
France 300,000 489,662
1,880,204
Electric Utilities 0.8%
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 245,933
Duke Energy Corp. , Senior Bond , 3.75% , 9/01/46 .............
United States 200,000 227,997
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 305,418
b
Enel Finance International NV ,
Senior Bond, 144A, 3.5%, 4/06/28 ....................... Italy 300,000 334,781
Senior Note, 144A, 4.25%, 9/14/23 ...................... Italy 1,200,000 1,314,732
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 850,000 996,463
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 700,000 838,736
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............
United States 700,000 800,492
b
State Grid Overseas Investment 2016 Ltd. , Senior Note , 144A, 3.5% ,
5/04/27 ........................................... China 400,000 447,929
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 250,456
5,762,937
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.875% , 5/12/30 .....................
United States 300,000 343,049
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ...............
United States 575,000 589,247
932,296
Energy Equipment & Services 0.2%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond, 4.08%, 12/15/47 .......................... United States 485,000 485,508

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.,
(continued)
Senior Note, 3.337%, 12/15/27 ......................... United States 400,000 $ 425,127
b
Schlumberger Holdings Corp. , Senior Note , 144A, 3.75% , 5/01/24 . United States 610,000 662,741
1,573,376
Entertainment 0.0%
†
NBCUniversal Media LLC , Senior Bond , 5.95% , 4/01/41 ........
United States 200,000 298,675
Equity Real Estate Investment Trusts (REITs) 0.1%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 595,000 636,828
Food & Staples Retailing 0.2%
Kroger Co. (The) , Senior Bond , 5.4% , 1/15/49 ................
United States 400,000 552,772
Walmart, Inc. ,
Senior Bond, 5.25%, 9/01/35 ........................... United States 300,000 435,403
Senior Bond, 2.95%, 9/24/49 ........................... United States 500,000 563,913
1,552,088
Health Care Providers & Services 0.6%
Anthem, Inc. ,
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 533,192
Senior Note, 4.101%, 3/01/28 .......................... United States 400,000 465,508
Centene Corp. , Senior Note , 3% , 10/15/30 ..................
United States 250,000 255,000
Cigna Corp. ,
Senior Note, 3.05%, 10/15/27 .......................... United States 550,000 612,072
Senior Note, 4.375%, 10/15/28 ......................... United States 500,000 594,626
CVS Health Corp. ,
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 639,192
Senior Bond, 5.125%, 7/20/45 .......................... United States 200,000 252,524
HCA, Inc. ,
Senior Secured Bond, 4.5%, 2/15/27 ..................... United States 408,000 458,664
Senior Secured Note, 4.125%, 6/15/29 ................... United States 300,000 339,338
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 600,000 648,401
4,798,517
Household Durables 0.0%
†
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 .........
United States 290,000 318,113
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 509,823
Procter & Gamble Co. (The) , Senior Bond , 3.55% , 3/25/40 ......
United States 300,000 365,465
875,288
Independent Power and Renewable Electricity Producers 0.1%
b
Colbun SA ,
Senior Note, 144A, 3.95%, 10/11/27 ..................... Chile 200,000 225,471
Senior Note, 144A, 3.15%, 3/06/30 ...................... Chile 200,000 216,250
441,721
Industrial Conglomerates 0.1%
Honeywell International, Inc. , Senior Bond , 1.95% , 6/01/30 ......
United States 350,000 368,838

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Insurance 0.8%
Aflac, Inc. ,
Senior Bond, 4.75%, 1/15/49 ........................... United States 700,000 $ 902,250
Senior Note, 3.6%, 4/01/30 ............................ United States 400,000 469,248
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 500,000 625,161
Aon Corp. , Senior Note , 2.8% , 5/15/30 .....................
United States 500,000 541,158
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 800,000 862,804
MetLife, Inc. ,
Junior Sub. Bond, 6.4%, 12/15/36 ....................... United States 250,000 311,377
Senior Bond, 5.7%, 6/15/35 ............................ United States 300,000 440,999
b
Metropolitan Life Global Funding I ,
Secured Note, 144A, 3.6%, 1/11/24 ...................... United States 940,000 1,029,719
Senior Secured Note, 144A, 2.95%, 4/09/30 ............... United States 250,000 280,763
Prudential plc , Senior Note , 3.125% , 4/14/30 .................
United Kingdom 425,000 473,880
Willis North America, Inc. , Senior Note , 2.95% , 9/15/29 .........
United States 100,000 108,278
6,045,637
Interactive Media & Services 0.1%
b
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 500,000 508,939
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
Senior Bond, 4%, 12/06/37 ............................ China 300,000 357,196
Senior Bond, 4.2%, 12/06/47 ........................... China 800,000 1,018,710
Senior Note, 3.4%, 12/06/27 ........................... China 200,000 224,272
Amazon.com, Inc. , Senior Bond , 4.05% , 8/22/47 ..............
United States 500,000 648,521
2,248,699
IT Services 0.2%
Fiserv, Inc. ,
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 215,610
Senior Note, 3.5%, 7/01/29 ............................ United States 870,000 992,758
1,208,368
Machinery 0.1%
Caterpillar, Inc. ,
Senior Bond, 3.25%, 4/09/50 ........................... United States 200,000 225,386
Senior Note, 2.6%, 4/09/30 ............................ United States 500,000 549,760
775,146
Media 0.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.5% , 2/01/24 ....... United States 500,000 554,667
Comcast Corp. ,
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 373,927
Senior Bond, 4.049%, 11/01/52 ......................... United States 550,000 677,053
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 100,000 133,886
Senior Note, 4.709%, 1/25/29 .......................... United States 400,000 480,030
2,219,563
Multiline Retail 0.1%
Dollar Tree, Inc. ,
Senior Bond, 4.2%, 5/15/28 ............................ United States 500,000 589,808

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Multiline Retail (continued)
Dollar Tree, Inc., (continued)
Senior Note, 4%, 5/15/25 ............................. United States 350,000 $ 395,295
985,103
Multi-Utilities 0.3%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 ..
United States 200,000 285,426
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 1,050,000 1,238,257
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24
United States 1,000,000 1,071,135
2,594,818
Oil, Gas & Consumable Fuels 1.4%
b
Aker BP ASA , Senior Note , 144A, 3.75% , 1/15/30 ............. Norway 500,000 486,855
BP Capital Markets America, Inc. ,
Senior Note, 3.937%, 9/21/28 .......................... United States 100,000 116,486
Senior Note, 4.234%, 11/06/28 ......................... United States 400,000 474,663
Senior Note, 3.633%, 4/06/30 .......................... United States 300,000 345,221
Canadian Natural Resources Ltd. , Senior Bond , 3.9% , 2/01/25 ...
Canada 860,000 933,254
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.125% , 6/30/27 ..................................... United States 200,000 222,981
Energy Transfer Operating LP , Senior Bond , 6.05% , 6/01/41 .....
United States 500,000 502,744
Enterprise Products Operating LLC ,
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 436,815
Senior Bond, 6.125%, 10/15/39 ......................... United States 700,000 894,878
EOG Resources, Inc. , Senior Note , 4.375% , 4/15/30 ...........
United States 50,000 59,015
Exxon Mobil Corp. , Senior Bond , 2.61% , 10/15/30 .............
United States 100,000 108,143
Kinder Morgan, Inc. ,
Senior Bond, 5.55%, 6/01/45 ........................... United States 600,000 715,239
Senior Note, 4.3%, 3/01/28 ............................ United States 400,000 455,607
MPLX LP ,
Senior Bond, 5.5%, 2/15/49 ............................ United States 325,000 364,213
Senior Note, 4.875%, 12/01/24 ......................... United States 400,000 447,040
Senior Note, 4.875%, 6/01/25 .......................... United States 100,000 113,509
Reliance Industries Ltd. , Senior Note , 2.06% , 1/15/26 ..........
India 687,500 715,722
Total Capital International SA , Senior Note , 3.455% , 2/19/29 .....
France 670,000 770,810
Total Capital SA , Senior Note , 3.883% , 10/11/28 ..............
France 400,000 472,601
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ......
Canada 500,000 578,091
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 7.85% ,
2/01/26 ........................................... United States 400,000 518,577
Valero Energy Corp. , Senior Note , 4% , 4/01/29 ...............
United States 935,000 1,027,556
Williams Cos., Inc. (The) , Senior Bond , 4.85% , 3/01/48 .........
United States 320,000 359,749
11,119,769
Pharmaceuticals 0.4%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 300,000 367,179
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 583,410
Senior Note, 3.375%, 11/16/25 ......................... United Kingdom 100,000 112,009
Bristol-Myers Squibb Co. , Senior Bond , 4.625% , 5/15/44 ........
United States 250,000 335,953
GlaxoSmithKline Capital, Inc. , Senior Bond , 6.375% , 5/15/38 .....
United Kingdom 300,000 463,161
b
Royalty Pharma plc , Senior Note , 144A, 1.75% , 9/02/27 ........ United States 100,000 100,075
Takeda Pharmaceutical Co. Ltd. ,
Senior Bond, 3.175%, 7/09/50 .......................... Japan 400,000 411,797

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., (continued)
Senior Note, 5%, 11/26/28 ............................. Japan 300,000 $ 372,720
2,746,304
Real Estate Management & Development 0.1%
b
China Overseas Finance Cayman VI Ltd. , Senior Note , Reg S,
5.95% , 5/08/24 ..................................... China 400,000 459,575
Road & Rail 0.2%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4.125% , 8/15/25 ...... United Kingdom 375,000 385,810
Burlington Northern Santa Fe LLC , Senior Bond , 4.9% , 4/01/44 ...
United States 200,000 272,084
CSX Corp. , Senior Bond , 4.75% , 11/15/48 ...................
United States 525,000 696,655
1,354,549
Software 0.1%
Microsoft Corp. , Senior Note , 2.65% , 11/03/22 ................
United States 1,020,000 1,067,431
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 100,000 118,530
AutoZone, Inc. ,
Senior Bond, 1.65%, 1/15/31 ........................... United States 265,000 260,891
Senior Note, 3.75%, 4/18/29 ........................... United States 100,000 115,751
b,e
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 43,530 32,647
527,819
Thrifts & Mortgage Finance 0.1%
b
BPCE SA ,
Sub. Bond, 144A, 5.15%, 7/21/24 ....................... France 800,000 897,029
Sub. Note, 144A, 4.875%, 4/01/26 ....................... France 200,000 227,980
1,125,009
Tobacco 0.3%
BAT Capital Corp. , Senior Note , 4.906% , 4/02/30 .............
United Kingdom 500,000 590,696
b
Imperial Brands Finance plc ,
Senior Note, 144A, 4.25%, 7/21/25 ...................... United Kingdom 585,000 647,945
Senior Note, 144A, 3.5%, 7/26/26 ....................... United Kingdom 300,000 324,975
Reynolds American, Inc. , Senior Bond , 5.85% , 8/15/45 .........
United Kingdom 650,000 791,168
2,354,784
Wireless Telecommunication Services 0.1%
b
T-Mobile USA, Inc. ,
Senior Secured Bond, 144A, 3.3%, 2/15/51 ................ United States 200,000 197,630
Senior Secured Note, 144A, 3.75%, 4/15/27 ............... United States 325,000 364,175
561,805
Total Corporate Bonds (Cost $81,461,646) ......................................
87,085,099

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.7%
b
African Export-Import Bank (The) , Senior Note , 144A, 3.994% ,
9/21/29 ........................................... Supranational
f
500,000 $ 516,950
Colombia Government Bond , Senior Bond , 5% , 6/15/45 ........
Colombia 500,000 584,375
Ecopetrol SA , Senior Bond , 4.125% , 1/16/25 .................
Colombia 450,000 472,504
b
Electricite de France SA , Senior Note , 144A, 4.5% , 9/21/28 ...... France 655,000 779,102
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 . Indonesia 500,000 574,068
Mexico Government Bond , Senior Note , 4.15% , 3/28/27 ........
Mexico 500,000 556,438
b
Panama Notas del Tesoro , Senior Note , 144A, 3.75% , 4/17/26 ... Panama 450,000 482,069
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 200,000 216,952
Senior Bond, 6.55%, 3/14/37 ........................... Peru 200,000 303,109
Uruguay Government Bond ,
Senior Bond, 4.5%, 8/14/24 ............................ Uruguay 300,000 328,468
Senior Bond, 4.375%, 1/23/31 .......................... Uruguay 150,000 178,735
Total Foreign Government and Agency Securities (Cost $4,639,771) ...............
4,992,770
U.S. Government and Agency Securities 11.5%
Federal Agricultural Mortgage Corp., 2.9%, 1/03/22 ............ United States 800,000 827,642
FFCB, 3.17%, 3/07/28 .................................. United States 800,000 943,321
Tennessee Valley Authority, 5.88%, 4/01/36 .................. United States 630,000 986,040
U.S. Treasury Bonds ,
g
2%, 1/15/26 ........................................ United States 400,000 615,288
g
1.75%, 1/15/28 ..................................... United States 650,000 979,418
g
3.625%, 4/15/28 ..................................... United States 450,000 988,680
3.5%, 2/15/39 ...................................... United States 310,000 435,259
1.125%, 5/15/40 ..................................... United States 500,000 492,266
3.75%, 8/15/41 ..................................... United States 845,000 1,240,632
3.625%, 2/15/44 ..................................... United States 800,000 1,169,219
3.125%, 8/15/44 ..................................... United States 565,000 768,974
3%, 11/15/44 ....................................... United States 360,000 481,120
2.5%, 2/15/45 ...................................... United States 690,000 849,428
2.5%, 2/15/46 ...................................... United States 620,000 765,627
2.5%, 5/15/46 ...................................... United States 3,420,000 4,226,238
2.25%, 8/15/46 ..................................... United States 4,575,000 5,404,040
3%, 2/15/49 ........................................ United States 1,650,000 2,255,988
2.875%, 5/15/49 ..................................... United States 1,075,000 1,439,618
1.25%, 5/15/50 ..................................... United States 115,000 109,008
U.S. Treasury Notes ,
2%, 11/15/21 ....................................... United States 550,000 561,451
2%, 12/31/21 ....................................... United States 455,000 465,531
1.625%, 11/15/22 .................................... United States 570,000 587,946
2%, 11/30/22 ....................................... United States 630,000 655,348
0.125%, 5/15/23 ..................................... United States 845,000 844,505
1.75%, 5/15/23 ..................................... United States 505,000 526,206
0.25%, 6/15/23 ..................................... United States 150,000 150,393
2.375%, 2/29/24 ..................................... United States 1,175,000 1,262,804
2.125%, 3/31/24 ..................................... United States 26,200,000 27,974,129
2%, 4/30/24 ........................................ United States 1,345,000 1,431,900
2.25%, 4/30/24 ..................................... United States 1,415,000 1,519,080
2.5%, 5/15/24 ...................................... United States 1,395,000 1,511,450
2%, 5/31/24 ........................................ United States 1,455,000 1,550,939
1.75%, 6/30/24 ..................................... United States 1,700,000 1,798,746
2%, 6/30/24 ........................................ United States 1,365,000 1,456,978
g
0.125%, 7/15/24 ..................................... United States 800,000 923,660
1.75%, 7/31/24 ..................................... United States 1,265,000 1,339,862
2.375%, 8/15/24 ..................................... United States 1,210,000 1,311,432

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
1.25%, 8/31/24 ..................................... United States 1,430,000 $ 1,487,870
1.5%, 10/31/24 ..................................... United States 3,850,000 4,050,320
1.5%, 11/30/24 ...................................... United States 860,000 905,486
0.5%, 3/31/25 ...................................... United States 1,900,000 1,921,820
g
0.125%, 4/15/25 ..................................... United States 750,000 800,876
0.25%, 5/31/25 ..................................... United States 585,000 584,954
0.25%, 6/30/25 ..................................... United States 715,000 714,609
0.25%, 9/30/25 ..................................... United States 550,000 549,291
2.25%, 2/15/27 ..................................... United States 870,000 971,307
1.125%, 2/28/27 ..................................... United States 885,000 924,963
0.5%, 6/30/27 ...................................... United States 885,000 888,180
2.25%, 8/15/27 ..................................... United States 920,000 1,032,017
1.625%, 8/15/29 ..................................... United States 235,000 255,820
g
0.125%, 1/15/30 ..................................... United States 1,000,000 1,113,153
0.625%, 5/15/30 ..................................... United States 50,000 49,828
0.625%, 8/15/30 ..................................... United States 400,000 397,719
United States International Development Finance Corp., 2.12%,
3/20/24 ........................................... United States 400,000 416,059
Total U.S. Government and Agency Securities (Cost $86,961,998) .................
87,914,438
Asset-Backed Securities 0.3%
Banks 0.1%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 ........................................... United States 600,000 623,375
Consumer Finance 0.1%
American Express Credit Account Master Trust , 2019-1 , A , 2.87% ,
10/15/24 .......................................... United States 600,000 623,820
Discover Card Execution Note Trust , 2019-A1 , A1 , 3.04% , 7/15/24
United States 500,000 518,144
1,141,964
a a a a a a
Diversified Financial Services 0.1%
BA Credit Card Trust , 2018-A3 , A3 , 3.1% , 12/15/23 ............
United States 500,000 511,383
b
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 160,000 162,234
673,617
a a a a a a
Total Asset-Backed Securities (Cost $2,445,591) ................................
2,438,956
Mortgage-Backed Securities 10.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.3%
FHLMC Pool, 15 Year, 2%, 8/01/35 ........................ United States 247,574 257,475
FHLMC Pool, 15 Year, 2.5%, 2/01/35 - 8/01/35 ............... United States 1,486,985 1,554,402
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 139,871 146,805
FHLMC Pool, 30 Year, 2%, 8/01/50 ........................ United States 249,159 257,695
FHLMC Pool, 30 Year, 2.5%, 9/01/50 ....................... United States 2,591,035 2,720,513
FHLMC Pool, 30 Year, 2.5%, 8/01/50 ....................... United States 1,789,246 1,878,658
FHLMC Pool, 30 Year, 3%, 3/01/50 ........................ United States 5,891,623 6,234,938
FHLMC Pool, 30 Year, 3%, 8/01/50 ........................ United States 2,385,164 2,501,801
FHLMC Pool, 30 Year, 3.5%, 2/01/47 ....................... United States 3,896,061 4,228,339
FHLMC Pool, 30 Year, 3.5%, 4/01/50 ....................... United States 2,470,011 2,704,891
FHLMC Pool, 30 Year, 4%, 5/01/47 - 9/01/49 ................. United States 1,998,063 2,192,560
FHLMC Pool, 30 Year, 4.5%, 10/01/48 ...................... United States 870,557 971,888
25,649,965

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 3.1%
FNMA, 15 Year, 2%, 8/01/35 - 10/01/35 ..................... United States 2,710,409 $ 2,818,800
FNMA, 15 Year, 2.5%, 8/01/35 ........................... United States 2,805,088 2,938,465
FNMA, 15 Year, 2.5%, 6/01/35 - 10/01/35 ................... United States 2,472,644 2,591,098
FNMA, 30 Year, 2%, 10/01/50 ............................ United States 2,400,000 2,482,217
FNMA, 30 Year, 2%, 8/01/50 ............................. United States 397,225 410,833
FNMA, 30 Year, 2.5%, 6/01/50 - 10/01/50 ................... United States 4,391,611 4,611,066
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 3,351,648 3,525,800
FNMA, 30 Year, 3%, 10/01/50 ............................ United States 827,000 867,442
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,455,878 1,596,865
FNMA, 30 Year, 4.5%, 2/01/50 ........................... United States 1,796,506 1,974,928
23,817,514
Government National Mortgage Association (GNMA) Fixed Rate 4.1%
GNMA II, Single-family, 30 Year, 2.5%, 7/20/50 ............... United States 3,547,358 3,729,302
GNMA II, Single-family, 30 Year, 2.5%, 8/20/50 - 9/20/50 ........ United States 1,868,340 1,964,168
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ................. United States 2,565,031 2,702,045
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ................. United States 2,797,149 2,951,600
GNMA II, Single-family, 30 Year, 3%, 9/20/47 - 9/20/50 ......... United States 4,743,883 4,995,737
GNMA II, Single-family, 30 Year, 3.5%, 2/20/50 ............... United States 10,359,742 10,901,972
GNMA II, Single-family, 30 Year, 3.5%, 6/20/50 ............... United States 3,952,302 4,206,637
31,451,461
Total Mortgage-Backed Securities (Cost $80,699,743) ............................
80,918,940
Municipal Bonds 0.4%
Arizona 0.0%
†
Maricopa County Union High School District No. 210-Phoenix, GO,
2020 C, 5%, 7/01/31 ................................. United States 200,000 264,136
California 0.1%
State of California, GO, 2.5%, 10/01/29 ..................... United States 500,000 541,575
Colorado 0.0%
†
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 220,000 234,582
Florida 0.1%
County of Sarasota, Revenue, 2020, 5%, 10/01/34 ............ United States 500,000 648,780
Massachusetts 0.0%
†
Massachusetts State College Building Authority, Revenue, 2019 C,
Refunding, 3.373%, 5/01/43 ............................ United States 230,000 235,368
Pennsylvania 0.0%
†
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 250,000 275,115
Texas 0.2%
City of Austin, Electric Utility, Revenue, 2008, Refunding, AGMC
Insured, 6.262%, 11/15/32 ............................. United States 270,000 350,422
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 ......... United States 765,000 826,728
1,177,150
Total Municipal Bonds (Cost $3,210,688) .......................................
3,376,706
Total Long Term Investments (Cost $669,345,753) ...............................
738,967,268
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
See Abbreviations on page 172 .
Short Term Investments 2.6%
a a
Country Shares
a
Value
a
Money Market Funds 2.6%
c,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 20,156,523 $ 20,156,523
Total Money Market Funds (Cost $20,156,523) ..................................
20,156,523
Total Short Term Investments (Cost $20,156,523 ) ................................
20,156,523
a
Total Investments (Cost $689,502,276) 98.8% ...................................
$759,123,791
Other Assets, less Liabilities 1.2% .............................................
8,936,161
Net Assets 100.0% ...........................................................
$768,059,952
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $25,370,747, representing 3.3% of net assets.
c
See Note 10 regarding investments in affiliated management investment companies.
d
Variable rate security. The rate shown represents the yield at period end.
e
The coupon rate shown represents the rate at period end.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security is adjusted for inflation.
h
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 32 $ 5,363,200 12/18/20 $ (43,664)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 23 4,046,406 12/21/20 —
U.S. Treasury 10 Year Ultra Notes ................ Short 30 4,797,656 12/21/20 (26,399)
Total Futures Contracts ...................................................................... $(70,063)
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Flex Cap Growth VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Automobiles 1.7%
a
Tesla, Inc. ........................................... United States 5,905 $ 2,533,304
a
Biotechnology 0.3%
a,b
Applied Molecular Transport, Inc. ......................... United States 5,900 187,738
a
Dyne Therapeutics, Inc. ................................ United States 10,600 214,014
a
Legend Biotech Corp., ADR ............................. United States 1,700 52,479
454,231
Capital Markets 3.1%
Intercontinental Exchange, Inc. ........................... United States 12,679 1,268,534
MSCI, Inc. ........................................... United States 5,901 2,105,359
Tradeweb Markets, Inc., A ............................... United States 22,178 1,286,324
4,660,217
Electric Utilities 2.0%
NextEra Energy, Inc. ................................... United States 11,110 3,083,692
Electronic Equipment, Instruments & Components 0.8%
a
Keysight Technologies, Inc. .............................. United States 12,248 1,209,857
a
Entertainment 3.8%
a
Netflix, Inc. .......................................... United States 4,693 2,346,641
a
Sea Ltd., ADR ........................................ Taiwan 22,650 3,489,006
5,835,647
Equity Real Estate Investment Trusts (REITs) 4.2%
American Tower Corp. .................................. United States 9,835 2,377,415
Crown Castle International Corp. .......................... United States 15,536 2,586,744
Equinix , Inc. ......................................... United States 1,830 1,391,038
6,355,197
Food & Staples Retailing 3.2%
Costco Wholesale Corp. ................................ United States 13,546 4,808,830
Health Care Equipment & Supplies 8.9%
Abbott Laboratories .................................... United States 27,566 3,000,008
Danaher Corp. ....................................... United States 19,354 4,167,497
a
IDEXX Laboratories, Inc. ................................ United States 8,293 3,260,061
a
Intuitive Surgical, Inc. .................................. United States 4,426 3,140,424
13,567,990
Health Care Technology 2.3%
a
Accolade, Inc. ........................................ United States 600 23,322
a
American Well Corp., A ................................. United States 500 14,820
a
GoodRx Holdings, Inc., A ............................... United States 300 16,680
a
Veeva Systems, Inc., A ................................. United States 12,433 3,496,035
3,550,857
Industrial Conglomerates 0.9%
Roper Technologies, Inc. ................................ United States 3,325 1,313,741
Insurance 0.0%
†
a
Lemonade, Inc. ....................................... United States 200 9,944
a
Interactive Media & Services 8.1%
a
Alphabet, Inc., C ...................................... United States 5,246 7,709,522
a
Facebook, Inc., A ..................................... United States 16,685 4,369,801
a
ZoomInfo Technologies, Inc., A ........................... United States 3,800 163,362
12,242,685

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Flex Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 9.9%
a
Alibaba Group Holding Ltd., ADR ......................... China 8,731 $ 2,566,739
a
Amazon.com, Inc. ..................................... United States 3,302 10,397,107
a
Booking Holdings, Inc. ................................. United States 221 378,060
a
MercadoLibre , Inc. .................................... Argentina 1,505 1,629,133
14,971,039
IT Services 8.9%
Mastercard , Inc., A .................................... United States 16,572 5,604,153
a
PayPal Holdings, Inc. .................................. United States 17,063 3,361,923
a
Shift4 Payments, Inc., A ................................ United States 2,600 125,736
a
Snowflake, Inc., A ..................................... United States 1,800 451,800
Visa, Inc., A .......................................... United States 20,224 4,044,193
13,587,805
Life Sciences Tools & Services 0.7%
a
10X Genomics, Inc., A .................................. United States 369 46,007
a
Berkeley Lights, Inc. ................................... United States 600 45,816
a
Illumina, Inc. ......................................... United States 3,403 1,051,799
1,143,622
Machinery 0.5%
Fortive Corp. ......................................... United States 9,730 741,523
Media 1.8%
a
Charter Communications, Inc., A .......................... United States 4,421 2,760,207
a
Personal Products 2.6%
Estee Lauder Cos., Inc. (The), A .......................... United States 18,062 3,942,032
Professional Services 2.1%
a
CoStar Group, Inc. .................................... United States 1,746 1,481,498
a
Dun & Bradstreet Holdings, Inc. ........................... United States 8,900 228,374
Verisk Analytics, Inc. ................................... United States 7,706 1,427,999
3,137,871
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices, Inc. ................................... United States 11,440 1,335,505
ASML Holding NV, NYRS ............................... Netherlands 3,880 1,432,768
NVIDIA Corp. ........................................ United States 7,606 4,116,519
Xilinx, Inc. ........................................... United States 24,545 2,558,571
9,443,363
Software 24.1%
a
Adobe, Inc. .......................................... United States 7,606 3,730,210
a
Atlassian Corp. plc, A .................................. United States 8,542 1,552,850
a
Bentley Systems, Inc., B ................................ United States 1,400 43,960
a
Bill.com Holdings, Inc. .................................. United States 284 28,488
a
Coupa Software, Inc. ................................... United States 6,091 1,670,396
a
Duck Creek Technologies, Inc. ........................... United States 700 31,801
a
JFrog Ltd. ........................................... Israel 200 16,930
Microsoft Corp. ....................................... United States 55,590 11,692,245
a,b
nCino , Inc. .......................................... United States 900 71,712
a
Outset Medical, Inc. ................................... United States 1,000 50,000
a
salesforce.com, Inc. ................................... United States 30,587 7,687,125
a
ServiceNow , Inc. ...................................... United States 20,489 9,937,165
a
Vertex, Inc., A ........................................ United States 1,500 34,500
36,547,382

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Flex Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 172 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.0%
†
a
Vroom, Inc. .......................................... United States 500 $ 25,890
a
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., B ......................................... United States 17,213 2,160,920
Total Common Stocks (Cost $62,660,436) ......................................
148,087,846
Short Term Investments 2.8%
a a
Country Shares
a
Value
a
Money Market Funds 2.6%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 3,998,407 3,998,407
Total Money Market Funds (Cost $3,998,407) ...................................
3,998,407
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 227,325 227,325
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $227,325) .............................................................
227,325
Total Short Term Investments (Cost $4,225,732 ) .................................
4,225,732
a
Total Investments (Cost $66,886,168) 100.3% ...................................
$152,313,578
Other Assets, less Liabilities (0.3)% ...........................................
(376,782)
Net Assets 100.0% ...........................................................
$151,936,796
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2020.
c
See Note 10 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Global Real Estate VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Diversified Telecommunication Services 1.0%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 20,913 $ 1,269,204
Equity Real Estate Investment Trusts (REITs) 76.7%
Alexandria Real Estate Equities, Inc. ....................... United States 24,743 3,958,880
American Homes 4 Rent, A .............................. United States 91,577 2,608,113
Americold Realty Trust ................................. United States 48,591 1,737,128
AvalonBay Communities, Inc. ............................ United States 21,707 3,241,723
Boston Properties, Inc. ................................. United States 13,390 1,075,217
Broadstone Net Lease, Inc., A ............................ United States 52,000 872,560
Camden Property Trust ................................. United States 29,476 2,622,774
Canadian Apartment Properties REIT ...................... Canada 58,793 2,050,713
CapitaLand Mall Trust .................................. Singapore 873,576 1,243,410
Cousins Properties, Inc. ................................ United States 68,672 1,963,333
Derwent London plc ................................... United Kingdom 42,914 1,420,912
Dexus .............................................. Australia 252,063 1,613,767
Equinix , Inc. ......................................... United States 3,896 2,961,466
Equity LifeStyle Properties, Inc. ........................... United States 41,570 2,548,241
Extra Space Storage, Inc. ............................... United States 31,125 3,330,064
Gecina SA .......................................... France 13,732 1,809,845
GLP J- Reit .......................................... Japan 1,422 2,187,962
Goodman Group ...................................... Australia 207,403 2,684,212
GPT Group (The) ..................................... Australia 299,501 842,202
Healthcare Realty Trust, Inc. ............................. United States 43,000 1,295,160
Healthpeak Properties, Inc. .............................. United States 115,520 3,136,368
Host Hotels & Resorts, Inc. .............................. United States 75,225 811,678
Hulic Reit , Inc. ....................................... Japan 784 1,038,760
Ichigo Office REIT Investment Corp. ....................... Japan 992 720,938
Inmobiliaria Colonial Socimi SA ........................... Spain 133,149 1,098,726
Kenedix Office Investment Corp. .......................... Japan 239 1,433,269
Kilroy Realty Corp. .................................... United States 26,705 1,387,592
Life Storage, Inc. ...................................... United States 7,681 808,579
Link REIT ........................................... Hong Kong 137,260 1,124,769
Mapletree Logistics Trust ............................... Singapore 1,036,358 1,561,146
MGM Growth Properties LLC, A ........................... United States 47,355 1,324,993
Orix JREIT, Inc. ....................................... Japan 776 1,193,625
Premier Investment Corp. ............................... Japan 886 1,031,077
Prologis, Inc. ......................................... United States 87,268 8,780,906
QTS Realty Trust, Inc., A ................................ United States 32,995 2,079,345
Realty Income Corp. ................................... United States 55,433 3,367,555
Regency Centers Corp. ................................. United States 39,702 1,509,470
Retail Properties of America, Inc., A ........................ United States 104,511 607,209
Rexford Industrial Realty, Inc. ............................ United States 54,938 2,513,963
SBA Communications Corp. ............................. United States 5,752 1,831,897
Segro plc ........................................... United Kingdom 276,577 3,323,908
Simon Property Group, Inc. .............................. United States 22,452 1,452,195
SmartCentres Real Estate Investment Trust ................. Canada 56,134 843,043
Spirit Realty Capital, Inc. ................................ United States 57,404 1,937,385
Summit Hotel Properties, Inc. ............................ United States 33,355 172,779
Terreno Realty Corp. ................................... United States 25,486 1,395,613
UDR, Inc. ........................................... United States 64,816 2,113,650
b
Unibail - Rodamco -Westfield .............................. France 6,416 236,570
c
UNITE Group plc (The) ................................. United Kingdom 122,804 1,327,892
VEREIT, Inc. ......................................... United States 227,474 1,478,581
Welltower , Inc. ....................................... United States 45,965 2,532,212
96,243,375
Hotels, Restaurants & Leisure 0.7%
Extended Stay America, Inc. ............................. United States 66,832 798,643

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 20.6%
Aroundtown SA ....................................... Germany 166,626 $ 836,260
CapitaLand Ltd. ...................................... Singapore 699,254 1,398,165
CK Asset Holdings Ltd. ................................. Hong Kong 169,495 832,859
Deutsche Wohnen SE .................................. Germany 52,975 2,647,088
Fabege AB .......................................... Sweden 69,881 966,231
c
Fastighets AB Balder, B ................................. Sweden 22,038 1,116,302
Grainger plc ......................................... United Kingdom 329,114 1,259,324
Hang Lung Properties Ltd. ............................... Hong Kong 364,000 927,684
Mitsubishi Estate Co. Ltd. ............................... Japan 178,360 2,700,959
Mitsui Fudosan Co. Ltd. ................................ Japan 145,193 2,525,884
New World Development Co. Ltd. ......................... Hong Kong 232,890 1,136,909
Nomura Real Estate Holdings, Inc. ........................ Japan 48,877 929,923
Shurgard Self Storage SA ............................... Belgium 19,461 848,756
Sun Hung Kai Properties Ltd. ............................ Hong Kong 182,750 2,355,028
Vonovia SE .......................................... Germany 78,887 5,406,787
25,888,159
Total Common Stocks (Cost $98,619,975) ......................................
124,199,381
Short Term Investments 0.8%
a a
Principal
Amount
*
a
Value
a a a a a a
d
Repurchase Agreements 0.6%
e
Joint Repurchase Agreement, 0.058%, 10/01/20 (Maturity Value
$784,964)
BNP Paribas Securities Corp. (Maturity Value $304,276)
Deutsche Bank Securities, Inc. (Maturity Value $176,412)
HSBC Securities (USA), Inc. (Maturity Value $304,276)
Collateralized by U.S. Government Agency Securities, 3.20%
- 4.00%, 11/29/32 - 3/20/50; U.S. Government Agency Strips,
11/15/33 - 11/15/33; U.S. Treasury Bills, 12/31/20 - 2/18/21; U.S.
Treasury Bonds, Index Linked, 1.75%, 1/15/28; and U.S. Treasury
Notes, 0.32% - 2.875%, 11/30/20 - 4/30/25 (valued at $800,802) 784,962 784,962
Total Repurchase Agreements (Cost $784,962) ..................................
784,962
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Country Shares
Money Market Funds 0.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 175,000 175,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 172 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
e
Joint Repurchase Agreement, BNP Paribas SA, 0.06%, 10/01/20
(Maturity Value $44,919)
Collateralized by U.S. Treasury Bond, Strip, 8/15/25; and U.S.
Treasury Note, Index Linked, 0.375%, 7/15/23 (valued at $45,817) 44,919 $ 44,919
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $219,919) .............................................................
219,919
Total Short Term Investments (Cost $1,004,881 ) .................................
1,004,881
a
Total Investments (Cost $99,624,856) 99.8% ....................................
$125,204,262
Other Assets, less Liabilities 0.2% .............................................
295,053
Net Assets 100.0% ...........................................................
$125,499,315
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the value of this security was $1,269,204, representing 1.0% of net assets.
b
A portion or all of the security is on loan at September 30, 2020.
c
Non-income producing.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.
e
See Note 10 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Growth and Income VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Country Shares
a
Value
a
Common Stocks 83.1%
Aerospace & Defense 3.6%
Lockheed Martin Corp. ................................. United States 2,100 $ 804,888
Raytheon Technologies Corp. ............................ United States 25,200 1,450,008
2,254,896
Air Freight & Logistics 1.2%
United Parcel Service, Inc., B ............................ United States 4,700 783,161
Banks 8.9%
Bank of America Corp. ................................. United States 51,400 1,238,226
Citigroup, Inc. ........................................ United States 23,600 1,017,396
JPMorgan Chase & Co. ................................. United States 23,850 2,296,040
Truist Financial Corp. .................................. United States 28,400 1,080,620
5,632,282
Beverages 4.7%
Coca-Cola Co. (The) ................................... United States 30,550 1,508,254
PepsiCo, Inc. ........................................ United States 10,550 1,462,230
2,970,484
Capital Markets 5.7%
Apollo Global Management, Inc. .......................... United States 13,100 586,225
Ares Management Corp. ................................ United States 14,100 569,922
BlackRock, Inc. ....................................... United States 1,260 710,073
Morgan Stanley ....................................... United States 35,400 1,711,590
3,577,810
Chemicals 0.5%
BASF SE ........................................... Germany 5,300 322,680
Commercial Services & Supplies 1.8%
Republic Services, Inc. ................................. United States 12,300 1,148,205
Communications Equipment 0.7%
Cisco Systems, Inc. ................................... United States 11,100 437,229
Diversified Telecommunication Services 2.9%
TELUS Corp. ........................................ Canada 16,900 297,339
Verizon Communications, Inc. ............................ United States 25,900 1,540,791
1,838,130
Electric Utilities 8.6%
Duke Energy Corp. .................................... United States 19,400 1,718,064
Entergy Corp. ........................................ United States 6,900 679,857
NextEra Energy, Inc. ................................... United States 6,370 1,768,057
Xcel Energy, Inc. ...................................... United States 18,300 1,262,883
5,428,861
Electrical Equipment 0.8%
Emerson Electric Co. .................................. United States 7,425 486,857
Equity Real Estate Investment Trusts (REITs) 2.0%
Equity Residential ..................................... United States 6,750 346,477
Prologis, Inc. ......................................... United States 6,000 603,720
Public Storage ....................................... United States 1,290 287,309
1,237,506
Food & Staples Retailing 2.2%
Walmart, Inc. ........................................ United States 9,750 1,364,123
Food Products 0.9%
Nestle SA ........................................... Switzerland 4,750 565,154

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Country Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies 3.2%
Baxter International, Inc. ................................ United States 4,900 $ 394,058
Medtronic plc ........................................ United States 16,000 1,662,720
2,056,778
Health Care Providers & Services 1.9%
HCA Healthcare, Inc. ................................... United States 950 118,446
UnitedHealth Group, Inc. ................................ United States 3,425 1,067,812
1,186,258
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp. ..................................... United States 5,300 1,163,297
Household Products 3.1%
Procter & Gamble Co. (The) ............................. United States 14,200 1,973,658
Insurance 0.8%
Arthur J Gallagher & Co. ................................ United States 4,600 485,668
Machinery 0.7%
Illinois Tool Works, Inc. ................................. United States 1,175 227,022
Stanley Black & Decker, Inc. ............................. United States 1,250 202,750
429,772
Media 1.9%
Comcast Corp., A ..................................... United States 26,100 1,207,386
Multiline Retail 2.5%
Target Corp. ......................................... United States 9,950 1,566,329
Oil, Gas & Consumable Fuels 3.5%
Canadian Natural Resources Ltd. ......................... Canada 18,200 291,382
Chevron Corp. ....................................... United States 15,650 1,126,800
Exxon Mobil Corp. ..................................... United States 4,900 168,217
Royal Dutch Shell plc, ADR, A ............................ Netherlands 19,800 498,366
Suncor Energy, Inc. .................................... Canada 10,150 124,134
2,208,899
Personal Products 0.8%
Unilever NV, NYRS .................................... United Kingdom 8,900 537,560
Pharmaceuticals 6.2%
Johnson & Johnson ................................... United States 13,100 1,950,328
Merck & Co., Inc. ..................................... United States 10,750 891,712
Pfizer, Inc. ........................................... United States 30,000 1,101,000
3,943,040
Road & Rail 2.2%
Norfolk Southern Corp. ................................. United States 6,450 1,380,235
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc. ................................... United States 4,200 490,308
Broadcom, Inc. ....................................... United States 1,050 382,536
Intel Corp. ........................................... United States 6,750 349,515
Texas Instruments, Inc. ................................. United States 5,900 842,461
2,064,820
Software 3.0%
Microsoft Corp. ....................................... United States 8,100 1,703,673
Oracle Corp. ......................................... United States 2,800 167,160
1,870,833

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Country Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail 1.6%
Lowe's Cos., Inc. ...................................... United States 4,700 $ 779,542
TJX Cos., Inc. (The) ................................... United States 4,250 236,513
1,016,055
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. .......................................... United States 8,650 1,001,757
Trading Companies & Distributors 0.4%
Fastenal Co. ......................................... United States 5,600 252,504
Wireless Telecommunication Services 0.1%
Rogers Communications, Inc., B .......................... Canada 2,400 95,160
Total Common Stocks (Cost $34,960,211) ......................................
52,487,387
Equity-Linked Securities 9.7%
Banks 0.8%
a
Credit Suisse AG into Bank of America Corp., 144A, 7% 10/15/20 . United States 22,000 531,544
Chemicals 0.8%
a
Citigroup Global Markets Holdings, Inc. into Sherwin-Williams Co.
(The), Senior Unsecured Note, 144A, 6.5% 07/09/21 ......... United States 800 506,443
Health Care Equipment & Supplies 0.6%
a
Citigroup Global Markets Holdings, Inc. into Becton Dickinson and
Co., Senior Unsecured Note, 144A, 7.5% 12/11/20 ........... United States 1,600 376,557
Health Care Providers & Services 0.7%
a
Goldman Sachs International Bank into HCA Holdings, Inc., 144A,
6% .............................................. United States 3,500 438,993
Internet & Direct Marketing Retail 1.4%
a
Wells Fargo Bank NA into Amazon.com, Inc., 144A, 6% ........ United States 380 876,796
Machinery 0.7%
a
Goldman Sachs International Bank into Stanley Black & Decker, Inc.,
144A, 7% ......................................... United States 3,000 478,293
Software 1.8%
a
Barclays Bank plc into Microsoft Corp., Senior Unsecured Note,
144A, 6.5% 11/05/20 ................................. United States 3,000 469,196
a
Barclays Bank plc into Oracle Corp., Senior Unsecured Note, 144A,
6.5% 01/22/21 ...................................... United States 11,500 647,363
1,116,559
Specialty Retail 2.4%
a
Citigroup Global Markets Holdings, Inc. into TJX Cos., Inc. (The),
Senior Unsecured Note, 144A, 6.5% 09/14/21 .............. United States 8,808 482,809
a
Royal Bank of Canada into Lowe's Cos., Inc., 144A, 7% 10/09/20 . United States 3,100 388,721
a
Royal Bank of Canada into Tractor Supply Co., Senior Unsecured
Note, 144A, 6% 12/11/20 .............................. United States 5,700 634,074
1,505,604
Trading Companies & Distributors 0.5%
a
Citigroup Global Markets Holdings, Inc. into Fastenal Co., Senior
Unsecured Note, 144A, 7% 12/22/20 ..................... United States 8,000 327,867
Total Equity-Linked Securities (Cost $5,895,532) ................................
6,158,656
Convertible Preferred Stocks 6.9%
Health Care Equipment & Supplies 3.2%
b
Becton Dickinson and Co., 6%, B ......................... United States 12,100 637,065
Boston Scientific Corp., 5.5%, A .......................... United States 2,900 324,423

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

s
See Abbreviations on page 172 .
a
Country Shares
a
Value
a
Convertible Preferred Stocks
(continued)
Health Care Equipment & Supplies (continued)
Danaher Corp., 4.75%, A ................................ United States 625 $ 922,406
Danaher Corp., 5%, B .................................. United States 121 154,585
2,038,479
Machinery 1.4%
Fortive Corp., 5%, A ................................... United States 935 875,478
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc., 8%, A .................................. United States 650 810,387
Water Utilities 1.0%
Essential Utilities, Inc., 6% .............................. United States 11,650 623,275
Total Convertible Preferred Stocks (Cost $3,913,215) ............................
4,347,619
Total Long Term Investments (Cost $44,768,958) ................................
62,993,662
a
Short Term Investments 0.1%
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a
Country Shares a Value
a a a a a a
Money Market Funds 0.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 55,000 55,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
e
Joint Repurchase Agreement, BNP Paribas SA, 0.06%, 10/01/20
(Maturity Value $13,900)
Collateralized by U.S. Treasury Bond, Strip, 8/15/25; and U.S.
Treasury Note, Index Linked, 0.375%, 7/15/23 (valued at $14,178) 13,900 13,900
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $68,900) ...............................................................
68,900
Total Short Term Investments (Cost $68,900 ) ...................................
68,900
a
Total Investments (Cost $44,837,858) 99.8% ....................................
$63,062,562
Other Assets, less Liabilities 0.2% .............................................
112,102
Net Assets 100.0% ...........................................................
$63,174,664
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $6,158,656, representing 9.7% of net assets.
b
A portion or all of the security is on loan at September 30, 2020.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

c
See Note 10 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Income VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a
Country Shares
a
Value
a
Common Stocks 40.6%
Air Freight & Logistics 0.9%
United Parcel Service, Inc., B ............................ United States 217,700 $ 36,275,351
Automobiles 0.4%
General Motors Co. .................................... United States 600,000 17,754,000
Banks 5.2%
Bank of America Corp. ................................. United States 1,600,000 38,544,000
a
Barclays plc ......................................... United Kingdom 12,500,000 15,770,107
Citigroup, Inc. ........................................ United States 400,000 17,244,000
JPMorgan Chase & Co. ................................. United States 900,000 86,643,000
Truist Financial Corp. .................................. United States 526,600 20,037,130
US Bancorp ......................................... United States 550,000 19,717,500
Wells Fargo & Co. ..................................... United States 665,000 15,634,150
213,589,887
Beverages 2.3%
Coca-Cola Co. (The) ................................... United States 860,000 42,458,200
PepsiCo, Inc. ........................................ United States 385,000 53,361,000
95,819,200
Capital Markets 1.0%
Morgan Stanley ....................................... United States 830,000 40,130,500
Chemicals 0.7%
BASF SE ........................................... Germany 475,000 28,919,467
Diversified Telecommunication Services 2.2%
BCE, Inc. ........................................... Canada 466,000 19,323,061
Verizon Communications, Inc. ............................ United States 1,200,000 71,388,000
90,711,061
Electric Utilities 4.0%
American Electric Power Co., Inc. ......................... United States 450,000 36,778,500
Duke Energy Corp. .................................... United States 710,000 62,877,600
Southern Co. (The) .................................... United States 1,200,000 65,064,000
164,720,100
Energy Equipment & Services 0.0%
†
a
Weatherford International plc ............................. United States 800,000 1,560,000
a
Equity Real Estate Investment Trusts (REITs) 0.3%
Host Hotels & Resorts, Inc. .............................. United States 1,000,000 10,790,000
Health Care Providers & Services 1.4%
a
Community Health Systems, Inc. .......................... United States 1,000,000 4,220,000
CVS Health Corp. ..................................... United States 920,000 53,728,000
57,948,000
Household Products 1.7%
Procter & Gamble Co. (The) ............................. United States 500,000 69,495,000
Industrial Conglomerates 1.2%
Honeywell International, Inc. ............................. United States 300,000 49,383,000
Insurance 0.5%
MetLife, Inc. ......................................... United States 535,108 19,889,964
Machinery 0.5%
Cummins, Inc. ........................................ United States 100,000 21,116,000
Media 0.6%
Comcast Corp., A ..................................... United States 500,000 23,130,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Country Shares
a
Value
a
Common Stocks
(continued)
Metals & Mining 1.2%
Rio Tinto plc, ADR ..................................... Australia 800,000 $ 48,312,000
Multi-Utilities 2.8%
Dominion Energy, Inc. .................................. United States 906,638 71,560,937
DTE Energy Co. ...................................... United States 100,000 11,504,000
Sempra Energy ....................................... United States 275,000 32,549,000
115,613,937
Oil, Gas & Consumable Fuels 3.9%
BP plc, ADR ......................................... United Kingdom 550,000 9,603,000
Chevron Corp. ....................................... United States 850,000 61,200,000
Exxon Mobil Corp. ..................................... United States 2,000,000 68,660,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 450,000 11,326,500
TOTAL SE, ADR ...................................... France 300,000 10,290,000
161,079,500
Personal Products 0.4%
Unilever plc .......................................... United Kingdom 250,000 15,413,907
Pharmaceuticals 5.6%
AstraZeneca plc ...................................... United Kingdom 455,000 49,717,259
Bristol-Myers Squibb Co. ................................ United States 1,100,000 66,319,000
Johnson & Johnson ................................... United States 400,000 59,552,000
Merck & Co., Inc. ..................................... United States 675,000 55,991,250
231,579,509
Road & Rail 0.9%
Union Pacific Corp. .................................... United States 180,000 35,436,600
Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc. ................................... United States 100,000 11,674,000
Intel Corp. ........................................... United States 414,307 21,452,817
Texas Instruments, Inc. ................................. United States 400,000 57,116,000
90,242,817
Software 0.1%
Oracle Corp. ......................................... United States 38,400 2,292,480
Tobacco 0.6%
Philip Morris International, Inc. ........................... United States 350,000 26,246,500
Total Common Stocks (Cost $1,451,537,805) ....................................
1,667,448,780
Equity-Linked Securities 9.5%
Aerospace & Defense 0.8%
b
Societe Generale SA into Raytheon Technologies Corp., 144A, 8%
06/01/21 .......................................... United States 548,000 31,958,299
Banks 0.8%
b
Barclays Bank plc into Bank of America Corp., Senior Unsecured
Note, 144A, 8.5% 11/25/20 ............................. United States 600,000 14,694,498
b
Merrill Lynch International & Co. CV into Wells Fargo & Co., 144A,
8% 10/06/20 ....................................... United States 775,000 18,278,174
32,972,672
Biotechnology 0.7%
b
Goldman Sachs International Bank into AbbVie, Inc., 144A, 10%
07/22/21 .......................................... United States 348,000 31,039,019

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Country Shares
a
Value
a
Equity-Linked Securities
(continued)
Communications Equipment 0.5%
b
Credit Suisse AG into Cisco Systems, Inc., Senior Unsecured Note,
144A, 10% 06/01/21 ................................. United States 508,000 $ 20,558,177
Energy Equipment & Services 0.2%
b
Societe Generale SA into Schlumberger Ltd., 144A, 9% 02/01/21 . United States 429,000 7,135,294
Insurance 0.7%
b
UBS AG into MetLife, Inc., 144A, 7.5% 04/29/21 .............. United States 800,000 29,800,907
IT Services 0.5%
b
Credit Suisse AG into International Business Machines Corp., Senior
Unsecured Note, 144A, 7.5% 02/22/21 .................... United States 160,000 19,718,360
Media 0.4%
b
Barclays Bank plc into Comcast Corp., Senior Unsecured Note,
144A, 9% 04/28/21 .................................. United States 408,000 16,901,456
Pharmaceuticals 1.5%
b
Credit Suisse AG into Pfizer, Inc., 144A, 8% ................. United States 1,642,000 60,490,904
Semiconductors & Semiconductor Equipment 2.1%
b
Royal Bank of Canada into Analog Devices, Inc., 144A, 8.5% .... United States 270,000 32,161,324
b
UBS AG into Texas Instruments, Inc., 144A, 8.5% ............. United States 400,000 55,577,025
87,738,349
Software 0.4%
b
Citigroup Global Markets Holdings, Inc. into Microsoft Corp., Senior
Unsecured Note, 144A, 8% 09/24/21 ..................... United States 80,000 16,956,233
Specialty Retail 0.9%
b
Royal Bank of Canada into Home Depot, Inc. (The), 144A, 8.5% . United States 151,500 35,521,695
Total Equity-Linked Securities (Cost $432,794,510) ..............................
390,791,365
Convertible Preferred Stocks 4.3%
Banks 0.2%
Bank of America Corp., 7.25%, L .......................... United States 4,500 6,696,000
Capital Markets 0.1%
a
KKR & Co., Inc., 6%, C ................................. United States 85,000 4,420,000
a
Electric Utilities 1.5%
c
American Electric Power Co., Inc., 6.125% .................. United States 400,000 19,404,000
a
NextEra Energy, Inc., 6.219% ............................ United States 30,200 1,442,050
NextEra Energy, Inc., 5.279% ............................ United States 400,000 18,672,000
Southern Co. (The), 6.75%, 2019 ......................... United States 422,600 19,667,804
59,185,854
Multi-Utilities 0.7%
DTE Energy Co., 6.25% ................................ United States 225,000 10,161,000
c
Sempra Energy, 6.75%, B ............................... United States 200,000 19,602,000
29,763,000
Semiconductors & Semiconductor Equipment 1.5%
Broadcom, Inc., 8%, A .................................. United States 50,000 62,337,500
Thrifts & Mortgage Finance 0.3%
a
FNMA, 5.375% ....................................... United States 475 12,896,250
a
Total Convertible Preferred Stocks (Cost $184,361,965) ..........................
175,298,604

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Country Shares
a
Value
a
Preferred Stocks 0.2%
Banks 0.2%
JPMorgan Chase & Co., 6%, EE .......................... United States 390,000 $ 10,701,600
Total Preferred Stocks (Cost $9,750,000) .......................................
10,701,600
a
Principal
Amount
*
a a a a a
Convertible Bonds 0.3%
Airlines 0.3%
Southwest Airlines Co. , Senior Note , 1.25% , 5/01/25 ...........
United States 8,500,000 11,135,000
Total Convertible Bonds (Cost $7,916,809) .....................................
11,135,000
Corporate Bonds 30.2%
Aerospace & Defense 0.4%
Raytheon Technologies Corp. , Senior Note , 3.95% , 8/16/25 ......
United States 15,000,000 17,070,809
Automobiles 0.8%
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ...............
United States 13,500,000 13,344,750
General Motors Co. ,
Senior Bond, 5.15%, 4/01/38 ........................... United States 16,000,000 16,986,104
Senior Note, 6.125%, 10/01/25 ......................... United States 2,100,000 2,442,670
32,773,524
Banks 1.9%
Bank of America Corp. ,
d
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 8,000,000 8,714,440
d
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 6,000,000 6,440,483
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 10,000,000 11,152,879
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 ..................
United States 18,500,000 21,295,004
d
JPMorgan Chase & Co. ,
e
I, Junior Sub. Bond, FRN, 5.24%, (3-month USD LIBOR + 3.47%),
Perpetual ......................................... United States 19,559,000 18,766,665
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 3,200,000 3,290,633
d
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 6,600,000 6,767,711
76,427,815
Biotechnology 0.5%
b
AbbVie, Inc. , Senior Note , 144A , 3.8% , 3/15/25 ............... United States 17,000,000 18,882,296
Capital Markets 0.4%
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/29/24,
FRN thereafter , 9/29/25 ............................... United States 15,500,000 16,793,903
Construction Materials 0.2%
b
CEMEX Finance LLC , Senior Secured Note , 144A , 6% , 4/01/24 .. Mexico 9,665,000 9,905,755
Consumer Finance 0.9%
Capital One Financial Corp. , Sub. Note , 4.2% , 10/29/25 ........
United States 15,500,000 17,199,972
Ford Motor Credit Co. LLC , Senior Note , 5.125% , 6/16/25 .......
United States 20,000,000 20,650,000
37,849,972
Containers & Packaging 0.8%
b
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 23,000,000 21,677,500
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 10,000,000 10,050,000
31,727,500

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.6%
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ...................
United States 12,000,000 $ 13,749,472
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A , 5.5% , 5/01/26 ................................. United States 10,000,000 10,439,050
24,188,522
Energy Equipment & Services 0.8%
b
Weatherford International Ltd. ,
144A, 8.75%, 9/01/24 ................................ United States 11,000,000 11,299,640
Senior Note, 144A, 11%, 12/01/24 ....................... United States 36,465,000 21,970,162
33,269,802
Entertainment 0.6%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 24,620,860
Equity Real Estate Investment Trusts (REITs) 0.3%
Equinix , Inc. , Senior Bond , 5.375% , 5/15/27 .................
United States 11,000,000 12,003,583
Food Products 0.5%
Kraft Heinz Foods Co. , Senior Bond , 4.625% , 1/30/29 ..........
United States 10,600,000 11,810,813
b
Post Holdings, Inc. ,
Senior Bond, 144A, 5%, 8/15/26 ........................ United States 7,500,000 7,700,513
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 2,500,000 2,652,350
22,163,676
Health Care Providers & Services 9.4%
b
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 11%, 6/30/23 ...................... United States 94,701,000 73,738,460
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 63,744,000 46,692,480
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 20,000,000 9,487,500
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 39,000,000 37,822,200
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 12,500,000 12,286,094
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 31,500,000 30,870,000
Cigna Corp. , Senior Note , 3.75% , 7/15/23 ...................
United States 13,292,000 14,414,389
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 9,370,395
Senior Bond, 5.05%, 3/25/48 ........................... United States 3,900,000 4,975,694
Senior Note, 4.1%, 3/25/25 ............................ United States 1,225,000 1,385,448
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 7,500,000 8,175,000
Senior Secured Note, 5%, 3/15/24 ....................... United States 10,400,000 11,663,555
Tenet Healthcare Corp. ,
Secured Note, 5.125%, 5/01/25 ......................... United States 2,500,000 2,505,625
b
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 29,000,000 29,974,545
Senior Note, 8.125%, 4/01/22 .......................... United States 20,000,000 22,248,000
Senior Note, 6.75%, 6/15/23 ........................... United States 58,200,000 61,168,200
b
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 9,000,000 8,780,625
385,558,210
Hotels, Restaurants & Leisure 1.0%
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A , 6.25% ,
7/01/25 ........................................... United States 18,000,000 18,787,590
b
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 13,200,000 12,696,750
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 10,000,000 9,393,750
40,878,090

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Household Durables 0.2%
b
Shea Homes LP / Shea Homes Funding Corp. , Senior Bond , 144A ,
6.125% , 4/01/25 ..................................... United States 9,580,000 $ 9,921,479
Media 2.1%
b
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A , 5.375% , 8/15/26 .................... United States 15,500,000 11,003,682
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 27,000,000 28,107,000
Senior Note, 5%, 3/15/23 ............................. United States 21,000,000 21,446,250
Senior Note, 5.875%, 11/15/24 ......................... United States 9,400,000 9,693,750
b
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 7,140,000 6,778,538
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 8,319,375
85,348,595
Metals & Mining 0.3%
b
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A , 6.75% , 3/15/26 . United States 5,000,000 5,092,250
b
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A , 5.125% ,
5/15/24 ........................................... Australia 6,700,000 7,164,812
12,257,062
Oil, Gas & Consumable Fuels 2.0%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.625%, 1/15/22 .......................... United States 2,815,000 2,803,782
Senior Note, 7.75%, 4/15/23 ........................... United States 2,000,000 1,797,710
b
Senior Note, 144A, 11%, 4/15/25 ........................ United States 30,000,000 27,224,700
b
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,672,546
HighPoint Operating Corp. ,
Senior Bond, 7%, 10/15/22 ............................ United States 17,937,000 4,547,299
Senior Note, 8.75%, 6/15/25 ........................... United States 26,600,000 6,783,000
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 .............
United States 17,000,000 23,665,415
Occidental Petroleum Corp. ,
Senior Note, 8%, 7/15/25 ............................. United States 5,000,000 5,040,525
Senior Note, 6.625%, 9/01/30 .......................... United States 6,000,000 5,546,250
83,081,227
Pharmaceuticals 3.0%
b
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 9,400,000 9,632,650
Senior Note, 144A, 5.5%, 3/01/23 ....................... United States 11,270,000 11,262,956
Senior Note, 144A, 5.875%, 5/15/23 ..................... United States 974,000 969,890
Senior Note, 144A, 9%, 12/15/25 ....................... United States 5,000,000 5,451,500
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 4,500,000 4,662,000
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 35,000,000 35,866,250
b
Bayer US Finance II LLC , Senior Note , 144A , 4.25% , 12/15/25 ... Germany 15,000,000 17,179,037
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 8,000,000 9,309,023
b
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 5,273,000 5,520,172
Senior Note, 144A, 6%, 6/30/28 ........................ United States 7,094,000 5,221,184
Mylan NV , Senior Note , 3.95% , 6/15/26 .....................
United States 10,000,000 11,248,190
b
Par Pharmaceutical, Inc. , Senior Secured Note , 144A , 7.5% , 4/01/27 United States 8,429,000 8,841,937
125,164,789
Road & Rail 0.1%
b
Ashtead Capital, Inc. , Senior Note , 144A , 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,749,284

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Tobacco 0.8%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 10,000,000 $ 10,709,799
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 20,000,000 21,634,885
32,344,684
Trading Companies & Distributors 0.8%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28
United States 18,000,000 18,922,500
b
WESCO Distribution, Inc. , Senior Note , 144A , 7.125% , 6/15/25 ... United States 14,000,000 15,268,750
34,191,250
Wireless Telecommunication Services 1.8%
Sprint Communications, Inc. ,
Senior Note, 11.5%, 11/15/21 .......................... United States 30,000,000 32,969,250
Senior Note, 6%, 11/15/22 ............................. United States 6,300,000 6,796,125
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 12,500,000 14,345,312
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 9,445,334
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 9,074,250
72,630,271
Total Corporate Bonds (Cost $1,243,270,007) ...................................
1,243,802,958
e
Senior Floating Rate Interests 0.0%
Specialty Retail 0.0%
†
Belk, Inc., First Lien, Term Loan, 7.75%, (3-month USD LIBOR +
6.75%), 7/31/25 ..................................... United States 2,505,756 962,032
Total Senior Floating Rate Interests (Cost $2,234,214) ...........................
962,032
U.S. Government and Agency Securities 4.5%
U.S. Treasury Notes ,
2.375%, 3/15/21 ..................................... United States 75,000,000 75,753,454
2.75%, 4/30/23 ..................................... United States 25,000,000 26,675,781
2.75%, 5/31/23 ..................................... United States 50,000,000 53,458,984
2.875%, 5/31/25 ..................................... United States 25,000,000 28,036,133
Total U.S. Government and Agency Securities (Cost $174,933,930) ................
183,924,352
Mortgage-Backed Securities 4.3%
Federal National Mortgage Association (FNMA) Fixed Rate 1.0%
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 29,169,030 30,684,657
FNMA, 30 Year, 3%, 7/01/50 ............................. United States 4,891,282 5,143,828
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 3,782,588 4,112,573
39,941,058
Government National Mortgage Association (GNMA) Fixed Rate 3.3%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ................. United States 41,053,892 43,320,768
GNMA II, Single-family, 30 Year, 3.5%, 6/20/50 ............... United States 65,901,410 70,142,245
GNMA II, Single-family, 30 Year, 3.5%, 1/20/50 ............... United States 21,996,658 23,139,395
136,602,408
Total Mortgage-Backed Securities (Cost $176,759,346) ...........................
176,543,466

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 172 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,f
Motors Liquidation Co., Escrow Account, Convertible Preferred, C . United States 1,400,000 $ —
Total Escrows and Litigation Trusts (Cost $62,603) ..............................
—
Total Long Term Investments (Cost $3,683,621,189) .............................
3,860,608,157
a
Short Term Investments 5.3%
a a
Country Shares
a
Value
a
Money Market Funds 5.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 212,953,729 212,953,729
Total Money Market Funds (Cost $212,953,729) .................................
212,953,729
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 5,227,000 5,227,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
i
Joint Repurchase Agreement, BofA Securities, Inc., 0.06%, 10/01/20
(Maturity Value $1,307,882)
Collateralized by U.S. Treasury Note, 2.25%, 12/31/24 (valued at
$1,334,041) ........................................ 1,307,880 1,307,880
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $6,534,880) ............................................................
6,534,880
Total Short Term Investments (Cost $219,488,609 ) ...............................
219,488,609
a
Total Investments (Cost $3,903,109,798) 99.2% ..................................
$4,080,096,766
Other Assets, less Liabilities 0.8% .............................................
30,654,412
Net Assets 100.0% ...........................................................
$4,110,751,178
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $1,001,701,617, representing 24.4% of net assets.
c
A portion or all of the security is on loan at September 30, 2020.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

f
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
g
See Note 10 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Large Cap Growth VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a
Country Shares
a
Value
a
Common Stocks 98.9%
Aerospace & Defense 0.4%
Raytheon Technologies Corp. ............................ United States 8,079 $ 464,866
Auto Components 0.5%
Aptiv plc ............................................ United States 7,165 656,887
Automobiles 0.8%
a
Tesla, Inc. ........................................... United States 2,225 954,547
a
Beverages 1.2%
Constellation Brands, Inc., A ............................. United States 4,516 855,827
a
Monster Beverage Corp. ................................ United States 9,074 727,735
1,583,562
Biotechnology 1.9%
a
Heron Therapeutics, Inc. ................................ United States 62,191 921,671
a,b
Novavax , Inc. ........................................ United States 10,771 1,167,038
a
PTC Therapeutics, Inc. ................................. United States 5,750 268,812
2,357,521
Capital Markets 5.7%
a
Dragoneer Growth Opportunities Corp. ..................... United States 28,900 354,025
Intercontinental Exchange, Inc. ........................... United States 15,410 1,541,770
MarketAxess Holdings, Inc. .............................. United States 2,308 1,111,510
MSCI, Inc. ........................................... United States 5,668 2,022,229
S&P Global, Inc. ...................................... United States 6,060 2,185,236
7,214,770
Chemicals 1.0%
Ecolab, Inc. .......................................... United States 3,227 644,884
Linde plc ............................................ United Kingdom 2,387 568,416
1,213,300
Commercial Services & Supplies 0.3%
Republic Services, Inc. ................................. United States 4,233 395,151
Entertainment 0.5%
Walt Disney Co. (The) .................................. United States 5,434 674,251
Equity Real Estate Investment Trusts (REITs) 3.7%
American Tower Corp. .................................. United States 3,209 775,712
SBA Communications Corp. ............................. United States 12,301 3,917,622
4,693,334
Food Products 0.9%
Lamb Weston Holdings, Inc. ............................. United States 8,243 546,264
a
Nomad Foods Ltd. .................................... United Kingdom 21,530 548,584
1,094,848
Health Care Equipment & Supplies 6.9%
Danaher Corp. ....................................... United States 6,448 1,388,448
a
Edwards Lifesciences Corp. ............................. United States 16,263 1,298,113
a
IDEXX Laboratories, Inc. ................................ United States 3,067 1,205,668
a
Intuitive Surgical, Inc. .................................. United States 1,752 1,243,114
a
Nevro Corp. ......................................... United States 8,406 1,170,956
West Pharmaceutical Services, Inc. ........................ United States 9,004 2,475,199
8,781,498
Health Care Providers & Services 2.6%
a
Guardant Health, Inc. .................................. United States 4,411 493,062

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Country Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................................ United States 8,799 $ 2,743,264
3,236,326
Health Care Technology 2.2%
a
American Well Corp., A ................................. United States 400 11,856
a,b
GoodRx Holdings, Inc., A ............................... United States 300 16,680
a
Veeva Systems, Inc., A ................................. United States 9,972 2,804,027
2,832,563
Hotels, Restaurants & Leisure 0.9%
a
Chipotle Mexican Grill, Inc. .............................. United States 918 1,141,726
a
Industrial Conglomerates 1.9%
Honeywell International, Inc. ............................. United States 6,546 1,077,537
Roper Technologies, Inc. ................................ United States 3,527 1,393,553
2,471,090
Interactive Media & Services 3.4%
a
Alphabet, Inc., A ...................................... United States 2,043 2,994,221
a
Facebook, Inc., A ..................................... United States 5,083 1,331,237
4,325,458
Internet & Direct Marketing Retail 9.4%
a
Amazon.com, Inc. ..................................... United States 3,623 11,407,849
a
Booking Holdings, Inc. ................................. United States 287 490,965
11,898,814
IT Services 14.2%
a
Black Knight, Inc. ..................................... United States 8,769 763,341
Mastercard , Inc., A .................................... United States 17,130 5,792,852
a
Okta , Inc. ........................................... United States 2,587 553,230
a
PayPal Holdings, Inc. .................................. United States 11,987 2,361,799
a
Shopify, Inc., A ....................................... Canada 681 696,642
a,b
Snowflake, Inc., A ..................................... United States 3,416 857,416
a
Twilio , Inc., A ......................................... United States 7,675 1,896,416
Visa, Inc., A .......................................... United States 25,031 5,005,449
17,927,145
Leisure Products 0.7%
a
Peloton Interactive, Inc., A ............................... United States 8,343 827,959
a
Life Sciences Tools & Services 1.0%
a
Illumina, Inc. ......................................... United States 2,045 632,069
a
Wuxi Biologics Cayman, Inc., ADR ........................ China 12,048 592,219
1,224,288
Media 0.9%
a
Liberty Broadband Corp., C .............................. United States 7,911 1,130,245
a
Pharmaceuticals 2.2%
AstraZeneca plc, ADR .................................. United Kingdom 20,409 1,118,413
a
Catalent , Inc. ........................................ United States 5,548 475,242
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 4,531 441,093
a
Reata Pharmaceuticals, Inc., A ........................... United States 2,944 286,804
Royalty Pharma plc, A .................................. United States 10,393 437,234
2,758,786
Professional Services 5.5%
a
CoStar Group, Inc. .................................... United States 3,984 3,380,464
a
Dun & Bradstreet Holdings, Inc. ........................... United States 11,414 292,883

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Country Shares
a
Value
a
Common Stocks
(continued)
Professional Services (continued)
IHS Markit Ltd. ....................................... United States 10,578 $ 830,479
TransUnion .......................................... United States 6,285 528,757
Verisk Analytics, Inc. ................................... United States 10,158 1,882,379
6,914,962
Road & Rail 0.8%
Union Pacific Corp. .................................... United States 5,382 1,059,554
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc. ................................... United States 6,706 782,859
Monolithic Power Systems, Inc. ........................... United States 5,079 1,420,139
NVIDIA Corp. ........................................ United States 5,324 2,881,455
5,084,453
Software 19.3%
a
Adobe, Inc. .......................................... United States 7,049 3,457,041
a
Atlassian Corp. plc, A .................................. United States 2,189 397,938
a
Autodesk, Inc. ........................................ United States 2,231 515,383
a
Bill.com Holdings, Inc. .................................. United States 10,457 1,048,942
a
DocuSign, Inc. ....................................... United States 4,078 877,749
a
Duck Creek Technologies, Inc. ........................... United States 600 27,258
Intuit, Inc. ........................................... United States 1,974 643,939
Microsoft Corp. ....................................... United States 38,680 8,135,564
a
PTC, Inc. ........................................... United States 10,482 867,071
a
salesforce.com, Inc. ................................... United States 5,991 1,505,658
a
ServiceNow , Inc. ...................................... United States 8,740 4,238,900
a
Synopsys, Inc. ....................................... United States 2,950 631,241
a
Workday, Inc., A ...................................... United States 3,121 671,421
a
Zendesk , Inc. ........................................ United States 6,623 681,639
a
Zoom Video Communications, Inc., A ...................... United States 1,538 723,029
24,422,773
Specialty Retail 0.2%
a
Burlington Stores, Inc. .................................. United States 1,375 283,374
a
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. .......................................... United States 43,166 4,999,054
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., B ......................................... United States 7,018 881,040
Wireless Telecommunication Services 1.3%
a
T-Mobile US, Inc. ..................................... United States 14,819 1,694,701
a
Total Common Stocks (Cost $44,277,834) ......................................
125,198,846

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 172 .
Short Term Investments 2.7%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 2.0%
c
Joint Repurchase Agreement, 0.058%, 10/01/20 (Maturity Value
$2,586,960)
BNP Paribas Securities Corp. (Maturity Value $1,002,783)
Deutsche Bank Securities, Inc. (Maturity Value $581,394)
HSBC Securities (USA), Inc. (Maturity Value $1,002,783)
Collateralized by U.S. Government Agency Securities, 3.20%
- 4.00%, 11/29/32 - 3/20/50; U.S. Government Agency Strips,
11/15/33 - 11/15/33; U.S. Treasury Bills, 12/31/20 - 2/18/21; U.S.
Treasury Bonds, Index Linked, 1.75%, 1/15/28; and U.S. Treasury
Notes, 0.32% - 2.875%, 11/30/20 - 4/30/25 (valued at $2,639,159) 2,586,956 $ 2,586,956
Total Repurchase Agreements (Cost $2,586,956) ................................
2,586,956
Country Shares
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 650,000 650,000
Principal
Amount
*
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Repurchase Agreements 0.2%
c
Joint Repurchase Agreement, BNP Paribas SA, 0.06%, 10/01/20
(Maturity Value $178,281)
Collateralized by U.S. Treasury Bond, Strip, 8/15/25; and
U.S. Treasury Note, Index Linked, 0.375%, 7/15/23 (valued at
$181,847) ......................................... 178,281 178,281
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $828,281) .............................................................
828,281
Total Short Term Investments (Cost $3,415,237 ) .................................
3,415,237
a
Total Investments (Cost $47,693,071) 101.6% ...................................
$128,614,083
Other Assets, less Liabilities (1.6)% ...........................................
(1,961,904)
Net Assets 100.0% ...........................................................
$126,652,179
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2020.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

d
See Note 10 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Mutual Global Discovery VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 90.2%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 985,909 $ 6,123,239
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 424,073 6,358
b
Automobiles 0.8%
General Motors Co. .................................... United States 119,200 3,527,128
Banks 6.6%
Citigroup, Inc. ........................................ United States 96,150 4,145,026
b
ING Groep NV ....................................... Netherlands 887,366 6,331,664
JPMorgan Chase & Co. ................................. United States 77,686 7,478,831
b
Standard Chartered plc ................................. United Kingdom 873,845 4,021,235
Wells Fargo & Co. ..................................... United States 283,466 6,664,286
28,641,042
Beverages 1.1%
Heineken NV ........................................ Netherlands 55,066 4,901,304
Biotechnology 0.6%
b
Immunomedics , Inc. ................................... United States 32,500 2,763,475
b
Building Products 1.7%
Johnson Controls International plc ......................... United States 183,942 7,514,031
Capital Markets 2.9%
Credit Suisse Group AG ................................ Switzerland 722,165 7,207,202
b
Deutsche Bank AG .................................... Germany 433,542 3,653,724
d
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,275,797 1,780,773
12,641,699
Chemicals 3.4%
BASF SE ........................................... Germany 102,530 6,242,343
d
Covestro AG, 144A, Reg S .............................. Germany 170,705 8,463,465
14,705,808
Communications Equipment 0.8%
Cisco Systems, Inc. ................................... United States 90,280 3,556,129
Construction Materials 1.2%
b
LafargeHolcim Ltd. .................................... Switzerland 109,629 4,988,910
b
Consumer Finance 1.2%
Capital One Financial Corp. ............................. United States 71,688 5,151,500
Containers & Packaging 1.6%
International Paper Co. ................................. United States 172,800 7,005,312
Diversified Financial Services 3.1%
b
Berkshire Hathaway, Inc., B .............................. United States 30,300 6,452,082
Voya Financial, Inc. .................................... United States 143,950 6,899,523
13,351,605
Diversified Telecommunication Services 0.9%
Deutsche Telekom AG .................................. Germany 223,589 3,721,973
Entertainment 2.1%
Walt Disney Co. (The) .................................. United States 71,791 8,907,827
Food Products 2.0%
Kraft Heinz Co. (The) .................................. United States 292,300 8,754,385

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 3.2%
Medtronic plc ........................................ United States 132,013 $ 13,718,791
Health Care Providers & Services 3.9%
Anthem, Inc. ......................................... United States 23,232 6,239,883
CVS Health Corp. ..................................... United States 186,191 10,873,554
17,113,437
Hotels, Restaurants & Leisure 1.2%
b
Accor SA ........................................... France 180,200 5,042,730
b
Industrial Conglomerates 0.8%
General Electric Co. ................................... United States 544,250 3,390,678
Insurance 7.7%
Alleghany Corp. ...................................... United States 7,130 3,710,809
China Pacific Insurance Group Co. Ltd., H ................... China 1,931,308 5,515,869
Everest Re Group Ltd. ................................. United States 12,978 2,563,674
Hartford Financial Services Group, Inc. (The) ................ United States 248,396 9,155,877
NN Group NV ........................................ Netherlands 335,029 12,555,466
33,501,695
IT Services 2.3%
Cognizant Technology Solutions Corp., A .................... United States 146,460 10,167,253
Media 3.3%
b
Charter Communications, Inc., A .......................... United States 21,886 13,664,305
b
iHeartMedia , Inc., A .................................... United States 95,199 773,016
a,b
iHeartMedia , Inc., B ................................... United States 1,606 12,128
14,449,449
Oil, Gas & Consumable Fuels 7.7%
BP plc .............................................. United Kingdom 2,411,298 6,973,699
Canadian Natural Resources Ltd. ......................... Canada 279,600 4,480,487
ENEOS Holdings, Inc. .................................. Japan 1,015,239 3,621,208
Kinder Morgan, Inc. .................................... United States 472,470 5,825,555
Royal Dutch Shell plc, A ................................ Netherlands 137,159 1,712,268
Williams Cos., Inc. (The) ................................ United States 553,901 10,884,155
33,497,372
Pharmaceuticals 12.1%
b
Elanco Animal Health, Inc. ............................... United States 60,998 1,703,674
Eli Lilly and Co. ....................................... United States 55,735 8,249,895
GlaxoSmithKline plc ................................... United Kingdom 790,629 14,822,896
Merck & Co., Inc. ..................................... United States 166,516 13,812,502
Novartis AG, ADR ..................................... Switzerland 159,897 13,904,643
52,493,610
Semiconductors & Semiconductor Equipment 1.9%
b
Renesas Electronics Corp. .............................. Japan 1,140,373 8,367,548
b
Software 4.2%
b
Avaya Holdings Corp. .................................. United States 4 61
b
Check Point Software Technologies Ltd. .................... Israel 80,644 9,704,699
Oracle Corp. ......................................... United States 145,100 8,662,470
18,367,230
Technology Hardware, Storage & Peripherals 4.6%
Samsung Electronics Co. Ltd. ............................ South Korea 279,362 13,912,828

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. .................................. United States 166,446 $ 6,083,601
19,996,429
Textiles, Apparel & Luxury Goods 1.0%
Cie Financiere Richemont SA ............................ Switzerland 67,033 4,499,567
Tobacco 4.1%
Altria Group, Inc. ...................................... United States 124,184 4,798,470
British American Tobacco plc ............................. United Kingdom 272,332 9,769,286
British American Tobacco plc, ADR ........................ United Kingdom 83,985 3,036,058
17,603,814
Wireless Telecommunication Services 0.8%
Vodafone Group plc ................................... United Kingdom 2,705,449 3,586,024
Total Common Stocks (Cost $372,137,479) .....................................
392,057,352
Preferred Stocks 2.5%
Automobiles 2.5%
e
Volkswagen AG, 3.54% ................................. Germany 68,758 11,061,576
Total Preferred Stocks (Cost $11,421,082) ......................................
11,061,576
Warrants
Warrants 0.0%
†
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 5,179 7,199
Total Warrants (Cost $—) .....................................................
7,199
Principal
Amount
*
Corporate Bonds 2.5%
Airlines 1.5%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 4,710,000 4,553,369
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 2,060,000 2,150,125
6,703,494
Diversified Telecommunication Services 0.8%
f
Frontier Communications Corp. ,
Senior Note, 10.5%, 9/15/22 ........................... United States 3,610,000 1,519,864
Senior Note, 11%, 9/15/25 ............................. United States 4,065,000 1,717,462
3,237,326
Multiline Retail 0.2%
d
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 829,000 858,322
Oil, Gas & Consumable Fuels 0.0%
†
Occidental Petroleum Corp. , Senior Note , 4.85% , 3/15/21 .......
United States 173,000 172,027
Total Corporate Bonds (Cost $14,844,748) ......................................
10,971,169

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests 0.1%
Leisure Products 0.1%
Zuffa LLC (Ultimate Fighting Championship), Initial Term Loan,
6.25%, (3-month USD LIBOR + 5.25%), 6/21/27 ............. United States 533,000 $ 542,869
Total Senior Floating Rate Interests (Cost $522,685) .............................
542,869
Shares
Companies in Liquidation 0.0%
†
a,b,h
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 57,457 —
a,b,h
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 5,912,264 1,626
a,b,h
Walter Energy Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $185,800) .................................
1,626
Total Long Term Investments (Cost $399,111,794) ...............................
414,641,791
a
Short Term Investments 3.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.5%
i
U.S. Treasury Bills ,
10/20/20 .......................................... United States 2,000,000 1,999,922
11/27/20 .......................................... United States 2,000,000 1,999,715
1/05/21 ........................................... United States 3,000,000 2,999,320
1/14/21 ........................................... United States 1,500,000 1,499,574
1/21/21 ........................................... United States 2,500,000 2,499,261
10,997,792
Total U.S. Government and Agency Securities (Cost $10,997,017) .................
10,997,792
a a a
j
Repurchase Agreements 1.3%
Credit Suisse First Boston, 0.06%, 10/01/20 (Maturity Value
$5,700,010)
Collateralized by U.S. Treasury Strips, 11/15/24 - 11/15/41 (valued at $5,814,000) ...................................... 5,700,000 5,700,000
Total Repurchase Agreements (Cost $5,700,000) ................................
5,700,000
Total Short Term Investments (Cost $16,697,017 ) ................................
16,697,792
a
Total Investments (Cost $415,808,811) 99.1% ...................................
$431,339,583
Other Assets, less Liabilities 0.9% .............................................
3,582,154
Net Assets 100.0% ...........................................................
$434,921,737
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 7 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $17,806,054, representing 4.1% of net assets.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 172 .
e
Variable rate security. The rate shown represents the yield at period end.
f
Defaulted security or security for which income has been deemed uncollectible.
g
The coupon rate shown represents the rate at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
j
At September 30, 2020, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Currency contracts
Foreign Exchange EUR/USD ................... Short 94 $ 13,789,212 12/14/20 $ 166,125
Foreign Exchange GBP/USD ................... Short 118 9,516,700 12/14/20 203,622
Total Futures Contracts ...................................................................... $369,747
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 143,206 189,581 10/14/20 $ — $ (4,773)
British Pound ...... HSBK Buy 768,652 1,020,942 10/14/20 — (28,995)
British Pound ...... HSBK Sell 8,305,598 10,831,247 10/14/20 112,857 —
British Pound ...... UBSW Buy 150,816 198,228 10/14/20 — (3,600)
Swiss Franc ....... BNY Buy 58,210 63,306 10/19/20 — (89)
Swiss Franc ....... HSBK Buy 43,571 47,627 10/19/20 — (307)
Swiss Franc ....... SSBT Sell 3,440,285 3,791,440 10/19/20 55,231 —
Swiss Franc ....... UBSW Buy 298,083 321,831 10/19/20 1,893 —
Swiss Franc ....... UBSW Sell 3,440,284 3,792,744 10/19/20 56,535 —
Korean Won ....... HSBK Buy 545,782,680 466,481 11/12/20 1,602 —
Korean Won ....... HSBK Sell 7,758,575,175 6,545,112 11/12/20 — (108,930)
Korean Won ....... UBSW Sell 178,093,426 150,257 11/12/20 — (2,483)
Euro ............. UBSW Buy 361,534 423,409 12/15/20 1,201 (54)
Euro ............. UBSW Sell 24,966,736 29,644,504 12/15/20 325,542 —
Korean Won ....... HSBK Sell 8,689,889,054 7,332,215 12/18/20 — (121,641)
Korean Won ....... UBSW Sell 178,093,425 150,269 12/18/20 — (2,492)
Total Forward Exchange Contracts ................................................... $554,861 $(273,364)
Net unrealized appreciation (depreciation) ............................................ $281,497
*
In U.S. dollars unless otherwise stated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Mutual Shares VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 90.4%
Aerospace & Defense 2.2%
BAE Systems plc ..................................... United Kingdom 4,479,552 $ 27,821,397
Huntington Ingalls Industries, Inc. ......................... United States 182,062 25,625,227
53,446,624
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 1,730,515 25,944
b
Automobiles 0.7%
General Motors Co. .................................... United States 536,543 15,876,307
Banks 6.7%
Bank of America Corp. ................................. United States 1,093,218 26,335,622
Citigroup, Inc. ........................................ United States 912,714 39,347,100
JPMorgan Chase & Co. ................................. United States 486,583 46,843,345
Synovus Financial Corp. ................................ United States 858,233 18,168,793
Wells Fargo & Co. ..................................... United States 1,234,539 29,024,012
159,718,872
Beverages 0.5%
Heineken NV ........................................ Netherlands 144,888 12,896,165
Biotechnology 0.5%
b
Immunomedics , Inc. ................................... United States 147,700 12,558,931
b
Building Products 1.6%
Johnson Controls International plc ......................... United States 949,530 38,788,301
Capital Markets 1.0%
Credit Suisse Group AG ................................ Switzerland 2,373,162 23,684,141
Commercial Services & Supplies 0.0%
a,b
Wayne Services Legacy Inc. ............................. United States 2,039 —
b
Communications Equipment 0.9%
Cisco Systems, Inc. ................................... United States 576,119 22,693,327
Consumer Finance 1.5%
Capital One Financial Corp. ............................. United States 497,637 35,760,195
Containers & Packaging 2.1%
International Paper Co. ................................. United States 1,267,677 51,391,626
Diversified Financial Services 3.2%
b
Berkshire Hathaway, Inc., B .............................. United States 192,073 40,900,025
Voya Financial, Inc. .................................... United States 758,210 36,341,005
77,241,030
Electric Utilities 1.0%
Pinnacle West Capital Corp. ............................. United States 330,026 24,603,438
Electrical Equipment 2.0%
b
Sensata Technologies Holding plc ......................... United States 1,112,178 47,979,359
b
Electronic Equipment, Instruments & Components 1.6%
Corning, Inc. ......................................... United States 1,168,202 37,861,427
Energy Equipment & Services 0.6%
Schlumberger NV ..................................... United States 958,169 14,909,110
Entertainment 2.3%
Walt Disney Co. (The) .................................. United States 437,857 54,329,297

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) 1.0%
Alexander's, Inc. ...................................... United States 31,168 $ 7,643,017
Vornado Realty Trust ................................... United States 496,497 16,736,914
24,379,931
Food & Staples Retailing 2.9%
Kroger Co. (The) ...................................... United States 1,377,979 46,727,268
Walgreens Boots Alliance, Inc. ........................... United States 619,260 22,243,819
68,971,087
Food Products 4.4%
Archer-Daniels-Midland Co. ............................. United States 682,506 31,729,704
Conagra Brands, Inc. .................................. United States 561,865 20,064,199
Kraft Heinz Co. (The) .................................. United States 1,779,082 53,283,506
105,077,409
Health Care Equipment & Supplies 3.2%
Medtronic plc ........................................ United States 744,294 77,347,032
Health Care Providers & Services 3.1%
Anthem, Inc. ......................................... United States 112,917 30,328,377
CVS Health Corp. ..................................... United States 762,069 44,504,830
74,833,207
Household Durables 3.2%
Lennar Corp., A ....................................... United States 523,337 42,746,166
Newell Brands, Inc. .................................... United States 2,000,918 34,335,753
77,081,919
Household Products 0.7%
Energizer Holdings, Inc. ................................ United States 454,147 17,775,314
Industrial Conglomerates 0.9%
General Electric Co. ................................... United States 3,340,001 20,808,206
Insurance 5.6%
Alleghany Corp. ...................................... United States 94,902 49,391,746
Everest Re Group Ltd. ................................. United States 127,830 25,251,538
Hartford Financial Services Group, Inc. (The) ................ United States 934,953 34,462,367
MetLife, Inc. ......................................... United States 657,392 24,435,261
133,540,912
IT Services 2.4%
Cognizant Technology Solutions Corp., A .................... United States 812,513 56,404,652
Leisure Products 0.2%
a,b
TRU Kids Parent LLC .................................. United States 2,039 4,575,528
b
Machinery 0.4%
b
CNH Industrial NV ..................................... United Kingdom 1,097,544 8,486,978
b
Media 5.8%
b
Charter Communications, Inc., A .......................... United States 126,023 78,681,200
Comcast Corp., A ..................................... United States 1,146,526 53,038,293
b,d
iHeartMedia , Inc., A .................................... United States 717,645 5,827,277
a,b
iHeartMedia , Inc., B ................................... United States 12,783 96,532
137,643,302
Oil, Gas & Consumable Fuels 5.1%
BP plc .............................................. United Kingdom 10,248,168 29,638,660

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. .................................... United States 1,612,768 $ 19,885,429
Marathon Oil Corp. .................................... United States 2,662,301 10,888,811
Royal Dutch Shell plc, A ................................ Netherlands 370,802 4,629,026
Williams Cos., Inc. (The) ................................ United States 2,851,487 56,031,720
121,073,646
Pharmaceuticals 10.3%
b
Elanco Animal Health, Inc. ............................... United States 283,578 7,920,334
Eli Lilly and Co. ....................................... United States 295,063 43,675,225
GlaxoSmithKline plc ................................... United Kingdom 2,855,011 53,526,407
Merck & Co., Inc. ..................................... United States 815,495 67,645,310
Novartis AG, ADR ..................................... Switzerland 607,663 52,842,374
Perrigo Co. plc ....................................... United States 469,260 21,543,727
247,153,377
Software 3.4%
b
Avaya Holdings Corp. .................................. United States 116 1,763
NortonLifeLock , Inc. ................................... United States 1,074,645 22,395,602
Oracle Corp. ......................................... United States 1,000,940 59,756,118
82,153,483
Specialty Retail 0.9%
Tiffany & Co. ......................................... United States 189,088 21,905,845
Technology Hardware, Storage & Peripherals 3.9%
Samsung Electronics Co. Ltd. ............................ South Korea 1,357,966 67,629,626
Western Digital Corp. .................................. United States 701,884 25,653,860
93,283,486
Textiles, Apparel & Luxury Goods 0.9%
PVH Corp. .......................................... United States 363,421 21,674,428
Tobacco 3.2%
Altria Group, Inc. ...................................... United States 601,300 23,234,232
British American Tobacco plc ............................. United Kingdom 1,095,258 39,289,870
d
British American Tobacco plc, ADR ........................ United Kingdom 372,933 13,481,528
76,005,630
Wireless Telecommunication Services 0.5%
Vodafone Group plc ................................... United Kingdom 8,420,931 11,161,793
Total Common Stocks (Cost $1,907,182,117) ....................................
2,165,101,259
Warrants
Warrants 0.0%
†
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 91,551 127,256
Total Warrants (Cost $—) .....................................................
127,256

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 5.3%
Airlines 1.4%
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 21,072,000 $ 20,371,251
e
Delta Air Lines, Inc. , Senior Secured Note , 144A, 7% , 5/01/25 .... United States 1,198,000 1,317,003
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 11,070,000 11,554,312
33,242,566
Diversified Telecommunication Services 1.1%
Frontier Communications Corp. ,
f
Senior Note, 10.5%, 9/15/22 ........................... United States 22,633,000 9,528,833
f
Senior Note, 11%, 9/15/25 ............................. United States 25,535,000 10,788,538
e
Senior Secured Note, 144A, 8%, 4/01/27 .................. United States 6,148,000 6,136,472
26,453,843
IT Services 0.8%
e
Banff Merger Sub, Inc. , Senior Note , 144A, 9.75% , 9/01/26 ...... United States 18,444,000 19,522,974
Machinery 0.2%
e
Navistar International Corp. , Senior Secured Note , 144A, 9.5% ,
5/01/25 ........................................... United States 4,878,200 5,488,121
Multiline Retail 0.2%
e
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 4,438,000 4,594,972
Oil, Gas & Consumable Fuels 0.1%
Occidental Petroleum Corp. , Senior Note , 4.85% , 3/15/21 .......
United States 917,000 911,842
Software 1.5%
e
Boxer Parent Co., Inc. , Senior Secured Note , 144A, 7.125% ,
10/02/25 .......................................... United States 4,027,500 4,307,411
e
Veritas US, Inc. / Veritas Bermuda Ltd. ,
Senior Note, 144A, 10.5%, 2/01/24 ...................... United States 23,445,000 22,133,135
Senior Secured Note, 144A, 7.5%, 2/01/23 ................ United States 2,856,000 2,859,870
Senior Secured Note, 144A, 7.5%, 9/01/25 ................ United States 6,752,000 6,971,440
36,271,856
Total Corporate Bonds (Cost $147,158,948) .....................................
126,486,174
g
Senior Floating Rate Interests 1.5%
Diversified Telecommunication Services 1.0%
a
Windstream Services LLC, Revolving Term Loan, 6.25%, (1-month
USD LIBOR + 3%), 4/26/21 ............................ United States 26,279,371 18,110,921
a
Windstream Services LLC, Term Loan, B6, 8.25%, (1-month USD
LIBOR + 5%), 3/29/21 ................................ United States 6,671,000 4,597,445
22,708,366
a a a a a a
Leisure Products 0.1%
Zuffa LLC (Ultimate Fighting Championship), Initial Term Loan,
6.25%, (3-month USD LIBOR + 5.25%), 6/21/27 ............. United States 2,866,000 2,919,067
Software 0.4%
Veritas US, Inc., Term Loan, 6.5%, (3-month USD LIBOR + 5.5%),
1/01/28 ........................................... United States 10,504,000 10,283,416
Total Senior Floating Rate Interests (Cost $46,065,418) ..........................
35,910,849

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
†
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 $ —
a,b,h
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 397,730 —
a,b,h
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 90,618,405 24,920
a,b,h
Walter Energy Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $2,834,275) ...............................
24,920
Total Long Term Investments (Cost $2,103,240,758) .............................
2,327,650,458
a
Short Term Investments 2.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
i
U.S. Treasury Bills ,
10/20/20 .......................................... United States 5,000,000 4,999,805
11/27/20 .......................................... United States 5,000,000 4,999,288
1/05/21 ........................................... United States 5,000,000 4,998,867
1/14/21 ........................................... United States 4,000,000 3,998,862
1/21/21 ........................................... United States 5,000,000 4,998,522
23,995,344
Total U.S. Government and Agency Securities (Cost $23,993,645) .................
23,995,344
a a a
j
Repurchase Agreements 1.8%
Credit Suisse First Boston, 0.06%, 10/01/20 (Maturity Value
$42,600,071)
Collateralized by U.S. Treasury Note, 2.25%, 12/31/23; and U.S.
Treasury Bond, Strip, 11/15/24 - 11/15/45 (valued at $43,452,000) 42,600,000 42,600,000
Total Repurchase Agreements (Cost $42,600,000) ...............................
42,600,000
Total Short Term Investments (Cost $66,593,645 ) ................................
66,595,344
a
Total Investments (Cost $2,169,834,403) 100.0% ................................
$2,394,245,802
Other Assets, less Liabilities (0.0)%
†
...........................................
(618,477)
Net Assets 100.0% ...........................................................
$2,393,627,325
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at September 30, 2020.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $105,256,961, representing 4.4% of net assets.
f
Defaulted security or security for which income has been deemed uncollectible.
g
The coupon rate shown represents the rate at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
j
At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 172 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Currency contracts
Foreign Exchange EUR/USD ................... Short 55 $ 8,068,156 12/14/20 $ 97,250
Foreign Exchange GBP/USD ................... Short 475 38,308,750 12/14/20 836,945
Total Futures Contracts ...................................................................... $934,195
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Buy 1,594,757 2,116,413 10/14/20 $ — $ (58,376)
British Pound ...... HSBK Sell 20,415,647 26,634,260 10/14/20 287,828 —
British Pound ...... SSBT Buy 589,245 757,198 10/14/20 3,224 —
British Pound ...... UBSW Buy 193,737 254,643 10/14/20 — (4,624)
Swiss Franc ....... BNY Buy 328,885 357,678 10/19/20 — (503)
Swiss Franc ....... SSBT Sell 11,304,849 12,458,754 10/19/20 181,490 —
Swiss Franc ....... UBSW Buy 983,861 1,062,261 10/19/20 6,229 —
Swiss Franc ....... UBSW Sell 11,304,849 12,463,039 10/19/20 185,775 —
Korean Won ....... HSBK Sell 27,769,882,723 23,426,593 11/12/20 — (389,887)
Korean Won ....... UBSW Sell 9,030,995,877 7,619,415 11/12/20 — (125,901)
Euro ............. BNY Buy 937,950 1,114,686 12/15/20 — (13,232)
Euro ............. BOFA Buy 200,000 237,500 12/15/20 — (2,636)
Euro ............. HSBK Buy 541,478 634,903 12/15/20 965 —
Euro ............. SSBT Buy 560,838 656,013 12/15/20 2,591 —
Euro ............. UBSW Buy 996,510 1,170,289 12/15/20 671 (738)
Euro ............. UBSW Sell 8,176,649 9,708,626 12/15/20 106,616 —
Korean Won ....... HSBK Sell 32,088,214,603 27,075,663 12/18/20 — (448,388)
Korean Won ....... UBSW Sell 9,030,995,877 7,620,058 12/18/20 — (126,387)
Total Forward Exchange Contracts ................................................... $775,389 $(1,170,672)
Net unrealized appreciation (depreciation) ............................................ $(395,283)
*
In U.S. dollars unless otherwise stated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Rising Dividends VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Aerospace & Defense 3.1%
General Dynamics Corp. ................................ United States 120,052 $ 16,618,798
Raytheon Technologies Corp. ............................ United States 501,246 28,841,695
45,460,493
Air Freight & Logistics 2.1%
United Parcel Service, Inc., B ............................ United States 187,767 31,287,615
Beverages 1.8%
PepsiCo, Inc. ........................................ United States 189,830 26,310,438
Biotechnology 0.9%
AbbVie, Inc. ......................................... United States 157,436 13,789,819
Building Products 1.4%
Johnson Controls International plc ......................... United States 486,910 19,890,273
Capital Markets 0.9%
Nasdaq, Inc. ......................................... United States 79,400 9,743,174
State Street Corp. ..................................... United States 57,541 3,413,908
13,157,082
Chemicals 11.2%
Air Products and Chemicals, Inc. .......................... United States 188,467 56,136,781
Albemarle Corp. ...................................... United States 333,210 29,748,989
Ecolab, Inc. .......................................... United States 120,309 24,042,550
Linde plc ............................................ United Kingdom 222,432 52,967,732
162,896,052
Commercial Services & Supplies 1.9%
Cintas Corp. ......................................... United States 84,272 28,048,250
Electrical Equipment 0.4%
nVent Electric plc ..................................... United States 349,826 6,188,422
Food & Staples Retailing 1.7%
Walmart, Inc. ........................................ United States 181,608 25,408,775
Food Products 1.7%
McCormick & Co., Inc. ................................. United States 124,447 24,155,163
Health Care Equipment & Supplies 15.0%
Abbott Laboratories .................................... United States 280,995 30,580,686
Becton Dickinson and Co. ............................... United States 171,215 39,838,306
DENTSPLY SIRONA, Inc. ............................... United States 129,292 5,653,939
Medtronic plc ........................................ United States 406,554 42,249,092
Stryker Corp. ........................................ United States 260,845 54,352,272
West Pharmaceutical Services, Inc. ........................ United States 166,901 45,881,085
218,555,380
Health Care Providers & Services 2.2%
CVS Health Corp. ..................................... United States 160,793 9,390,311
UnitedHealth Group, Inc. ................................ United States 73,400 22,883,918
32,274,229
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp. ..................................... United States 125,999 27,655,521
Household Products 3.3%
Colgate-Palmolive Co. ................................. United States 253,340 19,545,181
Procter & Gamble Co. (The) ............................. United States 206,894 28,756,197
48,301,378

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 8.1%
Carlisle Cos., Inc. ..................................... United States 78,402 $ 9,594,053
Honeywell International, Inc. ............................. United States 220,875 36,358,234
Roper Technologies, Inc. ................................ United States 183,883 72,654,012
118,606,299
Insurance 1.5%
Aflac, Inc. ........................................... United States 192,904 7,012,060
Erie Indemnity Co., A ................................... United States 68,070 14,313,760
21,325,820
IT Services 5.8%
Accenture plc, A ...................................... United States 250,678 56,650,721
Visa, Inc., A .......................................... United States 139,262 27,848,222
84,498,943
Machinery 3.1%
Donaldson Co., Inc. ................................... United States 190,497 8,842,871
Dover Corp. ......................................... United States 197,488 21,395,850
Pentair plc .......................................... United States 312,894 14,321,158
44,559,879
Multiline Retail 2.5%
Target Corp. ......................................... United States 229,337 36,102,231
Oil, Gas & Consumable Fuels 1.4%
Chevron Corp. ....................................... United States 149,794 10,785,168
EOG Resources, Inc. .................................. United States 142,861 5,134,424
Exxon Mobil Corp. ..................................... United States 143,861 4,938,748
20,858,340
Pharmaceuticals 3.4%
Johnson & Johnson ................................... United States 198,829 29,601,662
Perrigo Co. plc ....................................... United States 110,863 5,089,720
Pfizer, Inc. ........................................... United States 396,215 14,541,090
49,232,472
Road & Rail 1.4%
Norfolk Southern Corp. ................................. United States 98,047 20,981,078
Semiconductors & Semiconductor Equipment 6.3%
Analog Devices, Inc. ................................... United States 366,119 42,740,732
Texas Instruments, Inc. ................................. United States 342,668 48,929,564
91,670,296
Software 8.3%
Microsoft Corp. ....................................... United States 576,928 121,345,266
Specialty Retail 3.7%
Lowe's Cos., Inc. ...................................... United States 197,572 32,769,292
Ross Stores, Inc. ..................................... United States 234,930 21,923,668
54,692,960
Textiles, Apparel & Luxury Goods 2.4%
NIKE, Inc., B ......................................... United States 280,384 35,199,407
Trading Companies & Distributors 1.0%
WW Grainger, Inc. ..................................... United States 42,693 15,231,582
Total Common Stocks (Cost $663,008,540) .....................................
1,437,683,463

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 172 .
Short Term Investments 1.6%
a a
Country Shares
a
Value
a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 22,894,564 $ 22,894,564
Total Money Market Funds (Cost $22,894,564) ..................................
22,894,564
Total Short Term Investments (Cost $22,894,564 ) ................................
22,894,564
a
Total Investments (Cost $685,903,104) 100.0% ..................................
$1,460,578,027
Other Assets, less Liabilities (0.0)%
†
...........................................
(240,991)
Net Assets 100.0% ...........................................................
$1,460,337,036
†
Rounds to less than 0.1% of net assets.
a
See Note 10 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Small Cap Value VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a
Country Shares
a
Value
a
Common Stocks 97.8%
Auto Components 0.2%
LCI Industries ........................................ United States 17,908 $ 1,903,441
Automobiles 1.3%
Thor Industries, Inc. ................................... United States 131,841 12,559,174
Banks 13.2%
Atlantic Union Bankshares Corp. .......................... United States 394,830 8,437,517
Bryn Mawr Bank Corp. ................................. United States 445,467 11,078,764
Columbia Banking System, Inc. ........................... United States 743,406 17,730,233
First Horizon National Corp. ............................. United States 2,573,780 24,270,746
First of Long Island Corp. (The) ........................... United States 614,355 9,098,598
German American Bancorp, Inc. .......................... United States 196,123 5,322,778
Glacier Bancorp, Inc. ................................... United States 162,950 5,222,548
Lakeland Financial Corp. ................................ United States 356,161 14,673,833
Peoples Bancorp, Inc. .................................. United States 289,712 5,530,602
South State Corp. ..................................... United States 338,141 16,281,489
TriCo Bancshares ..................................... United States 55,304 1,354,395
Washington Trust Bancorp, Inc. ........................... United States 221,091 6,778,650
125,780,153
Building Products 4.7%
a
Gibraltar Industries, Inc. ................................ United States 204,706 13,334,549
Insteel Industries, Inc. .................................. United States 390,746 7,306,950
a
Masonite International Corp. ............................. United States 100,048 9,844,723
UFP Industries, Inc. .................................... United States 247,149 13,966,390
44,452,612
Capital Markets 1.5%
Houlihan Lokey , Inc. ................................... United States 243,009 14,349,681
Chemicals 5.6%
Avient Corp. ......................................... United States 800,659 21,185,437
Cabot Corp. ......................................... United States 364,405 13,129,512
Minerals Technologies, Inc. .............................. United States 370,641 18,939,755
53,254,704
Commercial Services & Supplies 1.7%
McGrath RentCorp .................................... United States 277,667 16,546,176
Communications Equipment 1.3%
a
NetScout Systems, Inc. ................................. United States 565,600 12,347,048
a
Construction & Engineering 0.5%
Argan , Inc. .......................................... United States 37,607 1,576,109
a
WillScot Mobile Mini Holdings Corp. ....................... United States 169,526 2,827,694
4,403,803
Construction Materials 1.6%
Eagle Materials, Inc. ................................... United States 177,847 15,351,753
Electric Utilities 1.3%
IDACORP, Inc. ....................................... United States 156,164 12,477,504
Electrical Equipment 1.8%
Encore Wire Corp. .................................... United States 60,985 2,830,923
Regal Beloit Corp. ..................................... United States 153,433 14,402,756
17,233,679
Electronic Equipment, Instruments & Components 1.9%
Benchmark Electronics, Inc. ............................. United States 134,793 2,716,079
a
Coherent, Inc. ........................................ United States 5,067 562,082

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Country Shares
a
Value
a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
FARO Technologies, Inc. ................................ United States 3,667 $ 223,614
a
II-VI, Inc. ............................................ United States 151,807 6,157,292
a
Plexus Corp. ......................................... United States 118,664 8,381,238
18,040,305
Energy Equipment & Services 0.4%
Hunting plc .......................................... United Kingdom 1,395,634 2,319,267
a
Natural Gas Services Group, Inc. ......................... United States 173,987 1,470,190
3,789,457
Equity Real Estate Investment Trusts (REITs) 3.0%
Healthcare Realty Trust, Inc. ............................. United States 284,773 8,577,363
Highwoods Properties, Inc. .............................. United States 307,215 10,313,208
Sunstone Hotel Investors, Inc. ............................ United States 1,147,094 9,107,926
27,998,497
Food & Staples Retailing 0.4%
a
BJ's Wholesale Club Holdings, Inc. ........................ United States 79,254 3,293,004
a
Food Products 2.3%
Glanbia plc .......................................... Ireland 1,606,455 16,583,559
Maple Leaf Foods, Inc. ................................. Canada 237,357 4,839,110
21,422,669
Gas Utilities 0.1%
Spire, Inc. ........................................... United States 21,983 1,169,496
Health Care Equipment & Supplies 3.5%
a
Envista Holdings Corp. ................................. United States 772,756 19,071,618
a
Integer Holdings Corp. ................................. United States 238,458 14,071,407
33,143,025
Hotels, Restaurants & Leisure 5.8%
a
Dalata Hotel Group plc ................................. Ireland 839,726 2,434,213
a
Denny's Corp. ........................................ United States 514,713 5,147,130
Jack in the Box, Inc. ................................... United States 265,587 21,063,705
Wyndham Hotels & Resorts, Inc. .......................... United States 526,826 26,604,713
55,249,761
Household Durables 0.8%
a
M/I Homes, Inc. ....................................... United States 173,900 8,008,095
a
Insurance 12.2%
CNO Financial Group, Inc. .............................. United States 1,468,223 23,550,297
Hanover Insurance Group, Inc. (The) ....................... United States 282,384 26,312,541
Horace Mann Educators Corp. ........................... United States 759,234 25,358,416
Old Republic International Corp. .......................... United States 1,938,882 28,579,121
Selective Insurance Group, Inc. ........................... United States 235,011 12,100,716
115,901,091
Leisure Products 2.3%
BRP, Inc. ............................................ United States 87,879 4,642,403
Brunswick Corp. ...................................... United States 205,371 12,098,405
Callaway Golf Co. ..................................... United States 248,035 4,747,390
21,488,198
Machinery 17.5%
Astec Industries, Inc. ................................... United States 226,797 12,303,737
Columbus McKinnon Corp. .............................. United States 248,222 8,216,148
Greenbrier Cos., Inc. (The) .............................. United States 499,710 14,691,474

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Country Shares
a
Value
a
Common Stocks
(continued)
Machinery (continued)
Hillenbrand, Inc. ...................................... United States 537,390 $ 15,240,380
John Bean Technologies Corp. ........................... United States 52,500 4,824,225
a
Meritor, Inc. .......................................... United States 138,990 2,910,450
Mueller Industries, Inc. ................................. United States 354,898 9,603,540
Mueller Water Products, Inc., A ........................... United States 1,868,253 19,411,149
Oshkosh Corp. ....................................... United States 261,946 19,253,031
REV Group, Inc. ...................................... United States 18,902 149,137
Rexnord Corp. ....................................... United States 814,102 24,292,804
a
SPX FLOW, Inc. ...................................... United States 367,522 15,737,292
Timken Co. (The) ..................................... United States 146,313 7,933,091
Wabash National Corp. ................................. United States 960,999 11,493,548
166,060,006
Metals & Mining 1.3%
a
OceanaGold Corp. .................................... Australia 743,645 1,144,756
Reliance Steel & Aluminum Co. ........................... United States 113,241 11,555,112
12,699,868
Multi-Utilities 1.1%
Black Hills Corp. ...................................... United States 192,469 10,295,167
Oil, Gas & Consumable Fuels 0.9%
Crescent Point Energy Corp. ............................. Canada 7,157,980 8,653,862
Paper & Forest Products 1.2%
Louisiana-Pacific Corp. ................................. United States 3,152 93,016
P H Glatfelter Co. ..................................... United States 813,924 11,207,733
11,300,749
Professional Services 0.7%
a
Huron Consulting Group, Inc. ............................ United States 34,036 1,338,636
Kforce , Inc. .......................................... United States 157,811 5,076,780
6,415,416
Road & Rail 0.3%
Heartland Express, Inc. ................................. United States 142,955 2,658,963
Semiconductors & Semiconductor Equipment 1.1%
a
Advanced Energy Industries, Inc. ......................... United States 97,421 6,131,678
MKS Instruments, Inc. .................................. United States 22,414 2,448,281
a
Synaptics , Inc. ....................................... United States 18,846 1,515,595
10,095,554
Software 0.6%
a
ACI Worldwide, Inc. .................................... United States 206,306 5,390,776
a
Specialty Retail 2.6%
a
Boot Barn Holdings, Inc. ................................ United States 473,001 13,310,248
Group 1 Automotive, Inc. ................................ United States 131,210 11,597,652
24,907,900
Textiles, Apparel & Luxury Goods 2.7%
Carter's, Inc. ......................................... United States 252,722 21,880,671
Wolverine World Wide, Inc. .............................. United States 157,146 4,060,652
25,941,323
Thrifts & Mortgage Finance 0.4%
TrustCo Bank Corp. ................................... United States 782,700 4,085,694
Total Common Stocks (Cost $923,325,830) .....................................
928,668,604

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 172 .
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 0.3%
Machinery 0.3%
Mueller Industries, Inc. , Sub. Note , 6% , 3/01/27 ...............
United States 2,378,000 $ 2,386,466
Total Corporate Bonds (Cost $2,378,000) .......................................
2,386,466
Total Long Term Investments (Cost $925,703,830) ...............................
931,055,070
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a
Money Market Funds 1.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 18,264,961 18,264,961
Total Money Market Funds (Cost $18,264,961) ..................................
18,264,961
Total Short Term Investments (Cost $18,264,961 ) ................................
18,264,961
a
Total Investments (Cost $943,968,791) 100.0% ..................................
$949,320,031
Other Assets, less Liabilities 0.0%
†
............................................
201,424
Net Assets 100.0% ...........................................................
$949,521,455
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 10 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin Small-Mid Cap Growth VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Country Shares
a
Value
a
Common Stocks 97.4%
Aerospace & Defense 1.3%
a
Axon Enterprise, Inc. ................................... United States 13,800 $ 1,251,660
a
Kratos Defense & Security Solutions, Inc. ................... United States 66,100 1,274,408
a
Mercury Systems, Inc. .................................. United States 51,100 3,958,206
6,484,274
Airlines 0.4%
Southwest Airlines Co. ................................. United States 50,500 1,893,750
Banks 0.4%
TCF Financial Corp. ................................... United States 77,000 1,798,720
Biotechnology 3.7%
a
Deciphera Pharmaceuticals, Inc. .......................... United States 32,800 1,682,640
a
Global Blood Therapeutics, Inc . ........................... United States 56,400 3,109,896
a
Heron Therapeutics, Inc. ................................ United States 153,400 2,273,388
a
Iovance Biotherapeutics , Inc. ............................. United States 111,700 3,677,164
a
Legend Biotech Corp., ADR ............................. United States 9,357 288,851
a
Novavax , Inc. ........................................ United States 10,500 1,137,675
a
PTC Therapeutics, Inc. ................................. United States 52,000 2,431,000
a
Seattle Genetics, Inc. .................................. United States 22,500 4,403,025
19,003,639
Capital Markets 4.3%
Ares Management Corp. ................................ United States 93,000 3,759,060
MarketAxess Holdings, Inc. .............................. United States 13,700 6,597,783
MSCI, Inc. ........................................... United States 18,900 6,743,142
Tradeweb Markets, Inc., A ............................... United States 92,200 5,347,600
22,447,585
Chemicals 0.4%
a
Ingevity Corp. ........................................ United States 43,841 2,167,499
a
Commercial Services & Supplies 1.1%
Republic Services, Inc. ................................. United States 63,100 5,890,385
Construction Materials 0.8%
Martin Marietta Materials, Inc. ............................ United States 17,000 4,001,120
Containers & Packaging 1.1%
Ball Corp. ........................................... United States 69,700 5,793,464
Diversified Financial Services 0.1%
a
Nuvei Corp. ......................................... Canada 7,900 333,538
a
Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp., A .................................... United States 54,700 5,922,369
a
Keysight Technologies, Inc. .............................. United States 56,150 5,546,497
11,468,866
Entertainment 2.9%
a
Roku, Inc. ........................................... United States 32,856 6,203,213
a
Spotify Technology SA .................................. United States 19,000 4,608,830
a
Zynga, Inc., A ........................................ United States 455,000 4,149,600
14,961,643
Equity Real Estate Investment Trusts (REITs) 2.1%
SBA Communications Corp. ............................. United States 28,657 9,126,682
Terreno Realty Corp. ................................... United States 28,050 1,536,018
10,662,700

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Country Shares
a
Value
a
Common Stocks
(continued)
Food & Staples Retailing 0.4%
a
Grocery Outlet Holding Corp. ............................ United States 50,700 $ 1,993,524
a
Health Care Equipment & Supplies 5.6%
a
DexCom , Inc. ........................................ United States 10,188 4,199,799
a
IDEXX Laboratories, Inc. ................................ United States 24,750 9,729,473
a
Inari Medical, Inc. ..................................... United States 13,600 938,672
a
iRhythm Technologies, Inc. .............................. United States 15,550 3,702,610
a
Penumbra, Inc. ....................................... United States 26,400 5,131,632
Teleflex, Inc. ......................................... United States 15,050 5,123,321
28,825,507
Health Care Providers & Services 2.2%
a
Guardant Health, Inc. .................................. United States 56,900 6,360,282
a
HealthEquity , Inc. ..................................... United States 57,000 2,928,090
a,b
Oak Street Health, Inc. ................................. United States 39,900 2,132,256
11,420,628
Health Care Technology 2.6%
a
American Well Corp., A ................................. United States 4,500 133,380
a
Livongo Health, Inc. ................................... United States 29,700 4,159,485
a
Veeva Systems, Inc., A ................................. United States 33,100 9,307,389
13,600,254
Hotels, Restaurants & Leisure 6.6%
a
Chipotle Mexican Grill, Inc. .............................. United States 3,830 4,763,409
Domino's Pizza, Inc. ................................... United States 10,050 4,274,064
a,b
DraftKings , Inc., A ..................................... United States 22,900 1,347,436
a,c,d
DraftKings , Inc., A, A ................................... United States 251,933 14,086,334
Vail Resorts, Inc. ...................................... United States 24,400 5,220,868
Wingstop , Inc. ........................................ United States 32,200 4,400,130
34,092,241
Household Durables 1.0%
a
NVR, Inc. ........................................... United States 1,282 5,234,560
a
Household Products 0.9%
Church & Dwight Co., Inc. ............................... United States 51,000 4,779,210
Interactive Media & Services 2.0%
a
Match Group, Inc. ..................................... United States 42,124 4,661,021
a
Pinterest, Inc., A ...................................... United States 137,000 5,686,870
10,347,891
Internet & Direct Marketing Retail 1.3%
Expedia Group, Inc. ................................... United States 28,200 2,585,658
a,c
Fanatics, Inc., E ...................................... United States 92,539 1,599,999
a,c
Marqeta , Inc. ......................................... United States 129,178 1,077,009
a
Wayfair, Inc., A ....................................... United States 5,000 1,455,050
6,717,716
IT Services 11.9%
a,b
BigCommerce Holdings, Inc., 1 ........................... United States 26,700 2,224,110
a
Black Knight, Inc. ..................................... United States 104,000 9,053,200
Booz Allen Hamilton Holding Corp. ........................ United States 35,100 2,912,598
a
EPAM Systems, Inc. ................................... United States 16,000 5,172,480
a
GoDaddy , Inc., A ...................................... United States 68,117 5,174,848
Jack Henry & Associates, Inc. ............................ United States 37,550 6,105,255
a
Okta , Inc. ........................................... United States 39,000 8,340,150
a
Shift4 Payments, Inc., A ................................ United States 43,800 2,118,168
a
Snowflake, Inc., A ..................................... United States 11,900 2,986,900

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Country Shares
a
Value
a
Common Stocks
(continued)
IT Services (continued)
a
Twilio , Inc., A ......................................... United States 51,975 $ 12,842,503
a
Wix.com Ltd. ......................................... Israel 17,700 4,510,845
61,441,057
Leisure Products 0.7%
a
Peloton Interactive, Inc., A ............................... United States 38,150 3,786,006
a
Life Sciences Tools & Services 3.5%
a
10X Genomics, Inc., A .................................. United States 27,200 3,391,296
Bio- Techne Corp. ..................................... United States 20,425 5,059,885
a
Mettler -Toledo International, Inc. .......................... United States 9,780 9,445,035
17,896,216
Machinery 2.4%
Fortive Corp. ......................................... United States 69,400 5,288,974
IDEX Corp. .......................................... United States 21,050 3,839,731
Stanley Black & Decker, Inc. ............................. United States 21,646 3,510,981
12,639,686
Personal Products 0.5%
a
BellRing Brands, Inc., A ................................. United States 119,300 2,474,282
a
Pharmaceuticals 2.1%
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 26,500 2,579,775
a
Horizon Therapeutics plc ................................ United States 70,000 5,437,600
a
Reata Pharmaceuticals, Inc., A ........................... United States 25,100 2,445,242
a
Revance Therapeutics, Inc. .............................. United States 25,100 631,014
11,093,631
Professional Services 5.1%
a
CoStar Group, Inc. .................................... United States 13,735 11,654,285
TransUnion .......................................... United States 57,300 4,820,649
Verisk Analytics, Inc. ................................... United States 53,661 9,943,920
26,418,854
Road & Rail 1.1%
Kansas City Southern .................................. United States 13,900 2,513,537
Old Dominion Freight Line, Inc. ........................... United States 17,850 3,229,422
5,742,959
Semiconductors & Semiconductor Equipment 6.7%
Entegris , Inc. ......................................... United States 23,000 1,709,820
KLA Corp. ........................................... United States 31,237 6,051,856
a
Lattice Semiconductor Corp. ............................. United States 155,755 4,510,665
Microchip Technology, Inc. .............................. United States 28,927 2,972,539
Monolithic Power Systems, Inc. ........................... United States 15,550 4,347,935
NXP Semiconductors NV ............................... Netherlands 22,600 2,820,706
a
Semtech Corp. ....................................... United States 55,200 2,923,392
a
SiTime Corp. ......................................... United States 60,000 5,041,800
Xilinx, Inc. ........................................... United States 41,600 4,336,384
34,715,097
Software 15.4%
a,c
Alkami Technology, Inc., F ............................... United States 48,025 768,400
a
Alteryx, Inc., A ........................................ United States 42,100 4,780,455
a
ANSYS, Inc. ......................................... United States 26,700 8,737,041
a
Atlassian Corp. plc, A .................................. United States 26,650 4,844,703
a
Avalara, Inc. ......................................... United States 32,100 4,087,614
a
Bentley Systems, Inc., B ................................ United States 4,400 138,160

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

s
a
Country Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
a
Bill.com Holdings, Inc. .................................. United States 53,548 $ 5,371,400
a
Cloudflare , Inc., A ..................................... United States 105,800 4,344,148
a
DocuSign, Inc. ....................................... United States 57,700 12,419,348
a
Duck Creek Technologies, Inc. ........................... United States 11,284 512,632
a
Lightspeed POS, Inc. .................................. Canada 84,400 2,702,488
a
Outset Medical, Inc. ................................... United States 3,000 150,000
a
Paylocity Holding Corp. ................................. United States 45,950 7,417,249
a
Q2 Holdings, Inc. ..................................... United States 40,496 3,695,665
a
Synopsys, Inc. ....................................... United States 57,750 12,357,345
a
Zendesk , Inc. ........................................ United States 69,000 7,101,480
79,428,128
Specialty Retail 2.8%
a
Burlington Stores, Inc. .................................. United States 29,900 6,162,091
a
Five Below, Inc. ....................................... United States 32,650 4,146,550
Tractor Supply Co. .................................... United States 27,737 3,975,821
14,284,462
Textiles, Apparel & Luxury Goods 1.1%
a,c
Allbirds , Inc., E ....................................... United States 92,392 1,068,276
Levi Strauss & Co., A .................................. United States 175,000 2,345,000
VF Corp. ............................................ United States 31,200 2,191,800
5,605,076
Trading Companies & Distributors 0.7%
Fastenal Co. ......................................... United States 84,600 3,814,614
Total Common Stocks (Cost $305,301,210) .....................................
503,258,782
Short Term Investments 3.7%
a a
Country Shares
a
Value
a
Money Market Funds 2.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 14,163,642 14,163,642
Total Money Market Funds (Cost $14,163,642) ..................................
14,163,642
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 4,736,055 4,736,055
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $4,736,055) ............................................................
4,736,055
Total Short Term Investments (Cost $18,899,697 ) ................................
18,899,697
a
Total Investments (Cost $324,200,907) 101.1% ..................................
$522,158,479
Other Assets, less Liabilities (1.1)% ...........................................
(5,419,285)
Net Assets 100.0% ...........................................................
$516,739,194
See abbreviations on page 172 .

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2020.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 10 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited), September 30, 2020
Franklin Strategic Income VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.2%
Aerospace & Defense 0.0%
†
a,b
Remington Outdoor Co., Inc. ............................. United States 74,576 $ 2,051
b
Energy Equipment & Services 0.0%
†
b
Weatherford International plc ............................. United States 13,794 26,898
b
Entertainment 0.0%
†
b
AMC Entertainment Holdings, Inc. ......................... United States 1,725 8,125
b
Hotels, Restaurants & Leisure 0.0%
†
a,b,c
Turtle Bay Resort LLC .................................. United States 1,901,449 41,832
b
Machinery 0.1%
a,b
Birch Permian Holdings, Inc. ............................. United States 4,478 26,868
a,b
Birch Permian Holdings, Inc. ............................. United States 34,907 205,079
231,947
Media 0.0%
†
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 20,804
b
iHeartMedia , Inc., A .................................... United States 8,384 68,078
a,b
iHeartMedia , Inc., B ................................... United States 142 1,072
89,954
Multiline Retail 0.0%
a,b,d
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 —
a,b,d
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Oil, Gas & Consumable Fuels 0.0%
†
Amplify Energy Corp. .................................. United States 431 367
Riviera Resources, Inc. ................................. United States 6,620 11,585
11,952
Paper & Forest Products 0.1%
a,b,d
Appvion Operations, Inc. ................................ United States 18,684 279,033
Verso Corp., A ........................................ United States 5,620 44,342
323,375
Road & Rail 0.0%
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 143,820 —
b
Specialty Retail 0.0%
†
b
Party City Holdings, Inc. ................................ United States 24,031 62,480
b
Total Common Stocks (Cost $4,697,311) .......................................
798,614
Management Investment Companies 2.1%
Capital Markets 2.1%
e
Franklin Floating Rate Income Fund ....................... United States 1,118,951 8,246,672
Total Management Investment Companies (Cost $11,072,145) ....................
8,246,672
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 879 1,510
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,098 1,667
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,412 1,822
4,999

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 592 $ 376
Total Warrants (Cost $—) .....................................................
5,375
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
f,g,h
Digicel Group 0.5 Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual ..... Bermuda 25,758 2,848
Total Convertible Bonds (Cost $8,215) .........................................
2,848
Corporate Bonds 46.0%
Aerospace & Defense 0.3%
h
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,000,000 1,049,805
Air Freight & Logistics 0.3%
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 150,000 173,384
United Parcel Service, Inc. , Senior Bond , 5.3% , 4/01/50 ........
United States 600,000 887,538
1,060,922
Airlines 0.3%
h
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 1,100,000 1,129,827
Auto Components 0.6%
h
Allison Transmission, Inc. , Senior Bond , 144A, 5.875% , 6/01/29 .. United States 800,000 866,292
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 700,000 723,895
Goodyear Tire & Rubber Co. (The) , Senior Note , 4.875% , 3/15/27 .
United States 900,000 852,750
2,442,937
Banks 4.2%
h
Akbank T.A.S. , Senior Note , 144A, 5.125% , 3/31/25 ........... Turkey 1,200,000 1,115,507
Bank of America Corp. ,
Senior Bond, 3.248%, 10/21/27 ......................... United States 647,000 715,343
Senior Note, 3.5%, 4/19/26 ............................ United States 1,000,000 1,122,060
h
BDO Unibank , Inc. , Senior Note , Reg S, 2.95% , 3/06/23 ........ Philippines 200,000 207,994
h
BNP Paribas SA , Senior Note , 144A, 2.219% to 6/09/25, FRN
thereafter , 6/09/26 ................................... France 500,000 516,437
h
China Construction Bank Corp. , Sub. Note , Reg S, 4.25% to 2/27/24,
FRN thereafter , 2/27/29 ............................... China 800,000 854,360
Citigroup, Inc. ,
Senior Note, 3.3%, 4/27/25 ............................ United States 243,000 267,699
Senior Note, 3.4%, 5/01/26 ............................ United States 1,106,000 1,230,232
g
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 300,000 315,750
Fifth Third Bancorp , Senior Note , 2.55% , 5/05/27 ..............
United States 500,000 539,238
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 829,846
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 297,833
Industrial & Commercial Bank of China Ltd. , Senior Note , 3.538% ,
11/08/27 .......................................... China 900,000 1,003,565
JPMorgan Chase & Co. ,
g
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 213,000 219,033
Senior Bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 1,067,115
Senior Note, 3.2%, 6/15/26 ............................ United States 1,213,000 1,346,116

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co., (continued)
Sub. Note, 3.375%, 5/01/23 ........................... United States 809,000 $ 864,020
Sub. Note, 3.875%, 9/10/24 ........................... United States 809,000 895,650
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 200,000 218,049
SVB Financial Group , Senior Note , 3.125% , 6/05/30 ...........
United States 300,000 335,711
Wells Fargo & Co. ,
Senior Note, 3%, 4/22/26 ............................. United States 2,021,000 2,199,886
Senior Note, 2.188% to 4/30/25, FRN thereafter, 4/30/26 ...... United States 700,000 728,104
16,889,548
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 1,700,000 1,937,569
Biotechnology 0.8%
h
AbbVie, Inc. ,
Senior Note, 144A, 3.8%, 3/15/25 ....................... United States 1,378,000 1,530,577
Senior Note, 144A, 2.95%, 11/21/26 ..................... United States 600,000 654,497
Senior Note, 144A, 3.2%, 11/21/29 ...................... United States 700,000 772,679
Biogen, Inc. , Senior Note , 2.25% , 5/01/30 ...................
United States 300,000 306,754
3,264,507
Building Products 0.2%
h
Cornerstone Building Brands, Inc. , Senior Note , 144A, 8% , 4/15/26 United States 800,000 842,000
Capital Markets 1.4%
Goldman Sachs Group, Inc. (The) , Senior Note , 3.75% , 2/25/26 ..
United States 1,213,000 1,366,553
Morgan Stanley ,
Senior Bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28 ..... United States 809,000 911,084
Senior Note, 3.875%, 1/27/26 .......................... United States 2,395,000 2,733,061
h
MSCI, Inc. , Senior Bond , 144A, 4% , 11/15/29 ................ United States 700,000 736,183
5,746,881
Chemicals 2.7%
h
Alpek SAB de CV , Senior Note , 144A, 4.25% , 9/18/29 .......... Mexico 800,000 791,020
f,h
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 127,650 108,113
h
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,300,000 1,215,500
h
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 4.875% , 3/14/25 China 800,000 884,867
EI du Pont de Nemours and Co. , Senior Bond , 2.3% , 7/15/30 ....
United States 1,300,000 1,381,204
h
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 800,000 786,500
h
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 700,000 720,419
LYB International Finance BV , Senior Note , 4% , 7/15/23 ........
United States 1,300,000 1,409,750
Olin Corp. , Senior Bond , 5.125% , 9/15/27 ...................
United States 900,000 892,688
h
SABIC Capital II BV , Senior Note , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 600,000 700,361
h
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 867,717
h
TPC Group, Inc. , Senior Secured Note , 144A, 10.5% , 8/01/24 .... United States 900,000 757,782
Westlake Chemical Corp. , Senior Note , 3.375% , 6/15/30 ........
United States 200,000 215,060
h
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Norway 100,000 107,112
10,838,093

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 0.2%
h
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 700,000 $ 674,187
RELX Capital, Inc. , Senior Note , 3% , 5/22/30 ................
United Kingdom 100,000 109,488
783,675
Communications Equipment 0.3%
h
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 1,374,000 1,321,616
Construction & Engineering 0.0%
†
h
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn .,
9/30/36 ........................................... United States 200,000 142,500
Construction Materials 0.3%
h
CEMEX Finance LLC , Senior Secured Note , 144A, 6% , 4/01/24 .. Mexico 299,000 306,448
h
Cemex SAB de CV , Senior Secured Bond , 144A, 5.7% , 1/11/25 ... Mexico 1,013,000 1,035,793
1,342,241
Consumer Finance 0.8%
Capital One Financial Corp. , Senior Note , 3.2% , 2/05/25 ........
United States 1,617,000 1,749,364
h
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 300,000 307,312
OneMain Finance Corp. , Senior Note , 6.625% , 1/15/28 .........
United States 1,000,000 1,111,490
3,168,166
Containers & Packaging 1.8%
h
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 6%, 2/15/25 ........................ United States 248,000 257,746
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 300,000 306,000
Bemis Co., Inc. , Senior Note , 2.63% , 6/19/30 ................
United States 200,000 213,895
h
CCL Industries, Inc. , Senior Note , 144A, 3.05% , 6/01/30 ........ Canada 500,000 534,427
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 1,066,000 1,109,770
h
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 1,278,000 1,204,515
h
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 566,000 595,715
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 100,000 108,500
h
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA ,
Senior Note, 144A, 7%, 7/15/24 ........................ United States 85,000 86,530
Senior Secured Note, 144A, 5.125%, 7/15/23 .............. United States 566,000 573,358
Senior Secured Note, 144A, 4%, 10/15/27 ................. United States 600,000 604,620
h
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 138,028
Senior Note, 144A, 4.875%, 12/01/22 .................... United States 85,000 88,857
Senior Note, 144A, 5.125%, 12/01/24 .................... United States 809,000 878,776
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 435,427
7,136,164
Distributors 0.1%
h
Resideo Funding, Inc. , Senior Note , 144A, 6.125% , 11/01/26 ..... United States 400,000 395,000
Diversified Financial Services 0.2%
h
MPH Acquisition Holdings LLC , Senior Note , 144A, 7.125% , 6/01/24 United States 900,000 925,875

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 1.1%
h
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 700,000 $ 668,952
h
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 202,750
AT&T, Inc. ,
Senior Bond, 4.3%, 2/15/30 ............................ United States 300,000 355,733
Senior Note, 2.3%, 6/01/27 ............................ United States 300,000 315,363
Bell Canada, Inc. , Senior Bond , 4.464% , 4/01/48 ..............
Canada 150,000 185,156
h
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 5/01/25 ..................... United States 728,000 749,840
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 300,000 315,390
Telefonica Emisiones SA ,
Senior Bond, 4.895%, 3/06/48 .......................... Spain 150,000 173,116
Senior Note, 4.103%, 3/08/27 .......................... Spain 500,000 569,270
TELUS Corp. , Senior Bond , 4.6% , 11/16/48 ..................
Canada 150,000 187,249
h
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 600,000 617,064
4,339,883
Electric Utilities 2.1%
h
CGNPC International Ltd. , Senior Note , Reg S, 3.75% , 12/11/27 .. China 300,000 333,413
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 400,000 421,107
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,524,002
Southern Co. (The) , Senior Bond , 3.25% , 7/01/26 .............
United States 2,410,000 2,691,497
h
State Grid Overseas Investment 2016 Ltd. , Senior Note , 144A, 3.5% ,
5/04/27 ........................................... China 1,651,000 1,848,826
h
Three Gorges Finance I Cayman Islands Ltd. , Senior Note , 144A,
3.15% , 6/02/26 ..................................... China 1,051,000 1,145,611
h
TNB Global Ventures Capital Bhd. , Senior Note , Reg S, 3.244% ,
10/19/26 .......................................... Malaysia 400,000 431,031
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 127,965
8,523,452
Electrical Equipment 0.0%
†
Emerson Electric Co. , Senior Bond , 2.75% , 10/15/50 ...........
United States 200,000 203,967
Electronic Equipment, Instruments & Components 0.6%
Flex Ltd. ,
Senior Note, 3.75%, 2/01/26 ........................... United States 1,100,000 1,202,897
Senior Note, 4.875%, 5/12/30 .......................... United States 800,000 914,797
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ...............
United States 200,000 204,956
2,322,650
Energy Equipment & Services 0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Note , 4.486% , 5/01/30 ........................... United States 50,000 56,954
h
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 800,000 397,000
h
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 431,181
h
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 417,000 251,243
1,136,378
Entertainment 0.7%
h
AMC Entertainment Holdings, Inc. ,
f
Secured Note, 144A, PIK, 12%, 6/15/26 .................. United States 589,000 155,692
Senior Secured Note, 144A, 10.5%, 4/24/26 ............... United States 69,000 50,025

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
h
Live Nation Entertainment, Inc. , Senior Note , 144A, 4.75% , 10/15/27 United States 800,000 $ 750,500
Netflix, Inc. ,
Senior Bond, 5.875%, 2/15/25 .......................... United States 1,000,000 1,129,355
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 327,288
Walt Disney Co. (The) , Senior Note , 2.2% , 1/13/28 ............
United States 400,000 421,228
2,834,088
Equity Real Estate Investment Trusts (REITs) 1.2%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 535,403
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 247,000 255,028
Senior Bond, 5%, 10/15/27 ............................ United States 889,000 928,538
h
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 800,000 804,000
h
SBA Communications Corp. , Senior Note , 144A, 3.875% , 2/15/27 . United States 800,000 813,000
h
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 1,400,000 1,379,000
4,714,969
Food & Staples Retailing 0.3%
h
Cencosud SA , Senior Note , 144A, 4.375% , 7/17/27 ............ Chile 1,000,000 1,090,898
Kroger Co. (The) , Senior Bond , 4.45% , 2/01/47 ...............
United States 150,000 185,262
1,276,160
Food Products 0.9%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ...............
United States 900,000 939,834
Bunge Ltd. Finance Corp. , Senior Note , 3.25% , 8/15/26 .........
United States 200,000 215,628
h
Kraft Heinz Foods Co. , Senior Note , 144A, 3.875% , 5/15/27 ..... United States 800,000 853,848
h
MHP Lux SA , Senior Note , 144A, 6.95% , 4/03/26 ............. Ukraine 800,000 806,208
h
Post Holdings, Inc. , Senior Bond , 144A, 4.625% , 4/15/30 ....... United States 700,000 721,000
3,536,518
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 326,167
Health Care Equipment & Supplies 0.4%
Abbott Laboratories , Senior Bond , 4.75% , 11/30/36 ............
United States 1,000,000 1,338,083
Stryker Corp. , Senior Note , 3.5% , 3/15/26 ...................
United States 405,000 457,235
1,795,318
Health Care Providers & Services 1.2%
Anthem, Inc. ,
Senior Bond, 2.25%, 5/15/30 ........................... United States 400,000 411,381
Senior Bond, 3.7%, 9/15/49 ............................ United States 150,000 167,431
Centene Corp. ,
Senior Note, 4.75%, 5/15/22 ........................... United States 400,000 405,200
h
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 324,000 342,377
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 314,624
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 215,991
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 623,439

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc. , Senior Secured Note , 6.25% ,
3/31/23 ........................................... United States 805,000 $ 787,894
Cigna Corp. , Senior Bond , 4.9% , 12/15/48 ...................
United States 150,000 195,798
HCA, Inc. , Senior Note , 5.375% , 9/01/26 ....................
United States 713,000 789,202
Orlando Health Obligated Group , UNSECURED Bond , 3.777% ,
10/01/28 .......................................... United States 330,000 372,566
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 216,133
4,842,036
Hotels, Restaurants & Leisure 1.4%
h
1011778 BC ULC / New Red Finance, Inc. ,
Secured Bond, 144A, 4%, 10/15/30 ...................... Canada 900,000 909,189
Secured Note, 144A, 5%, 10/15/25 ...................... Canada 970,000 996,243
h
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 400,000 417,502
h
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 200,000 206,500
h
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 1,132,000 946,635
h
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 700,000 708,999
h
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC ,
Senior Note , 144A, 5% , 6/01/24 ......................... United States 728,000 747,784
h
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 670,000 644,456
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 200,000 187,875
5,765,183
Household Durables 0.9%
KB Home , Senior Note , 7% , 12/15/21 ......................
United States 570,000 598,033
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 .........
United States 1,300,000 1,426,024
Toll Brothers Finance Corp. , Senior Bond , 5.625% , 1/15/24 ......
United States 689,000 756,966
h
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 1,000,000 1,005,915
3,786,938
Household Products 0.3%
h
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .... United States 800,000 810,000
h
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 300,000 305,894
h
Spectrum Brands, Inc. , Senior Bond , 144A, 5.5% , 7/15/30 ....... United States 200,000 211,375
1,327,269
Independent Power and Renewable Electricity Producers 1.4%
h
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 600,000 612,705
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 200,000 207,283
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 400,000 400,250
Clearway Energy Operating LLC , Senior Note , 5.75% , 10/15/25 ..
United States 1,132,000 1,194,379
h
Colbun SA ,
Senior Note, 144A, 3.95%, 10/11/27 ..................... Chile 800,000 901,884
Senior Note, 144A, 3.15%, 3/06/30 ...................... Chile 300,000 324,375

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
h
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 700,000 $ 673,750
h
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 1,300,000 1,297,803
5,612,429
Insurance 1.0%
Aflac, Inc. , Senior Note , 3.6% , 4/01/30 .....................
United States 1,300,000 1,525,054
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 1,078,505
h
Five Corners Funding Trust II , Senior Note , 144A, 2.85% , 5/15/30 . United States 900,000 971,952
Willis North America, Inc. , Senior Note , 2.95% , 9/15/29 .........
United States 400,000 433,111
4,008,622
Interactive Media & Services 0.5%
h
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 2,100,000 2,137,546
Internet & Direct Marketing Retail 0.3%
JD.com, Inc. , Senior Note , 3.375% , 1/14/30 ..................
China 1,200,000 1,301,799
IT Services 0.5%
Fiserv, Inc. , Senior Bond , 2.65% , 6/01/30 ...................
United States 600,000 646,829
h
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............... United States 700,000 734,265
h
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 700,000 710,619
2,091,713
Machinery 0.7%
CNH Industrial NV , Senior Note , 3.85% , 11/15/27 .............
United Kingdom 566,000 612,530
h
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 900,000 925,313
h
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 1,100,000 1,145,254
Westinghouse Air Brake Technologies Corp. , Senior Note , 3.2% ,
6/15/25 ........................................... United States 200,000 211,031
2,894,128
Marine 0.3%
h
ICTSI Treasury BV , Senior Note , Reg S, 4.625% , 1/16/23 ....... Philippines 1,200,000 1,255,218
Media 2.3%
h
Altice Financing SA , Senior Secured Bond , 144A, 7.5% , 5/15/26 .. Luxembourg 600,000 635,868
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,800,000 1,872,843
h
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 300,000 307,785
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 256,000 248,833
h
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 300,000 288,450
h
CSC Holdings LLC , Senior Note , 144A, 5.5% , 5/15/26 .......... United States 1,378,000 1,434,843
h
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 300,000 156,375
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 283,966
DISH DBS Corp. ,
Senior Note, 6.75%, 6/01/21 ........................... United States 5,000 5,130
Senior Note, 5.875%, 11/15/24 ......................... United States 570,000 587,813
h
Senior Note, 144A, 7.375%, 7/01/28 ..................... United States 500,000 515,625

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media (continued)
Fox Corp. , Senior Note , 3.5% , 4/08/30 .....................
United States 400,000 $ 451,517
iHeartCommunications , Inc. , Senior Note , 8.375% , 5/01/27 ......
United States 87,378 86,226
h
Nexstar Broadcasting, Inc. , Senior Note , 144A, 4.75% , 11/01/28 .. United States 800,000 818,000
h
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 300,000 278,757
h
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 1,321,000 1,254,124
9,226,155
Metals & Mining 1.1%
h
CSN Islands XI Corp. , Senior Note , 144A, 6.75% , 1/28/28 ....... Brazil 800,000 769,560
h
FMG Resources August 2006 Pty. Ltd. ,
Senior Note, 144A, 5.125%, 3/15/23 ..................... Australia 324,000 338,904
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 647,000 691,886
h
Glencore Funding LLC ,
Senior Note, 144A, 4.125%, 5/30/23 ..................... Australia 485,000 520,491
Senior Note, 144A, 4.625%, 4/29/24 ..................... Australia 250,000 275,690
h
Novelis Corp. , Senior Bond , 144A, 5.875% , 9/30/26 ........... United States 1,059,000 1,089,446
h
SunCoke Energy Partners LP / SunCoke Energy Partners Finance
Corp. , Senior Note , 144A, 7.5% , 6/15/25 .................. United States 800,000 723,616
4,409,593
Multiline Retail 0.1%
Dollar Tree, Inc. , Senior Bond , 4.2% , 5/15/28 .................
United States 300,000 353,885
a,f,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 976,441 —
a,f,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 352,537 1,763
355,648
Multi-Utilities 0.4%
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ........
United States 1,300,000 1,467,911
Oil, Gas & Consumable Fuels 3.9%
h
Aker BP ASA ,
Senior Bond, 144A, 4%, 1/15/31 ........................ Norway 400,000 395,261
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 600,000 617,002
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................
United States 600,000 573,000
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 453,469
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ...........
Canada 600,000 578,187
Cheniere Energy Partners LP , Senior Secured Note , 5.25% ,
10/01/25 .......................................... United States 970,000 993,280
CNX Resources Corp. , Senior Note , 5.875% , 4/15/22 ..........
United States 147,000 147,367
Comstock Resources, Inc. , Senior Note , 9.75% , 8/15/26 ........
United States 600,000 616,245
Energy Transfer Operating LP , Senior Note , 4.05% , 3/15/25 ......
United States 200,000 210,275
EnLink Midstream LLC , Senior Bond , 5.375% , 6/01/29 .........
United States 600,000 487,500
f,h
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 849,275 435,117
Enterprise Products Operating LLC , Senior Bond , 4.8% , 2/01/49 ..
United States 150,000 173,469
EOG Resources, Inc. , Senior Note , 4.375% , 4/15/30 ...........
United States 100,000 118,030
Exxon Mobil Corp. , Senior Bond , 2.61% , 10/15/30 .............
United States 500,000 540,716
h
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 1,394,630 1,269,113
Senior Secured Note, 144A, 10%, 2/29/24 ................. United States 307,101 319,385

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 $ 1,474,203
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 500,000 425,947
Senior Note, 8.875%, 7/15/30 .......................... United States 400,000 412,750
h
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 800,000 807,920
h
Sabine Pass Liquefaction LLC , Senior Secured Note , 144A, 4.5% ,
5/15/30 ........................................... United States 1,600,000 1,804,864
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 4.875%, 1/15/23 .......................... United States 485,000 489,193
Senior Note, 6%, 4/15/27 ............................. United States 500,000 514,687
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .........
United States 1,800,000 1,960,813
15,817,793
Paper & Forest Products 0.1%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 400,000 401,480
Pharmaceuticals 1.0%
h
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 809,000 890,033
h
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 243,000 249,014
h
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 1,044,698
h
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 452,000 473,188
Senior Note, 144A, 6%, 6/30/28 ........................ United States 659,000 485,024
h
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 184,000 193,014
Perrigo Finance Unlimited Co. , Senior Note , 3.15% , 6/15/30 .....
United States 400,000 415,711
h
Royalty Pharma plc , Senior Bond , 144A, 3.3% , 9/02/40 ......... United States 500,000 491,645
4,242,327
Real Estate Management & Development 0.6%
h
China Overseas Finance Cayman VI Ltd. , Senior Note , Reg S,
5.95% , 5/08/24 ..................................... China 700,000 804,256
h
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 800,000 801,600
h
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 700,000 699,440
2,305,296
Road & Rail 1.1%
Burlington Northern Santa Fe LLC , Senior Bond , 4.15% , 4/01/45 ..
United States 400,000 502,039
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 150,000 180,086
h
DAE Funding LLC , Senior Note , 144A, 5% , 8/01/24 ............ United Arab
Emirates 1,294,000 1,303,705
h
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 1,700,000 2,288,472
a,f
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 262,519 228,852
4,503,154
Semiconductors & Semiconductor Equipment 0.2%
Maxim Integrated Products, Inc. , Senior Note , 3.375% , 3/15/23 ...
United States 100,000 106,540
h
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 900,000 914,355
1,020,895

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Software 0.3%
h
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 200,000 $ 201,125
h
NortonLifeLock , Inc. , Senior Note , 144A, 5% , 4/15/25 .......... United States 978,000 1,003,360
1,204,485
Specialty Retail 0.4%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 237,059
L Brands, Inc. ,
Senior Bond, 5.25%, 2/01/28 ........................... United States 500,000 484,688
h
Senior Note, 144A, 6.625%, 10/01/30 .................... United States 200,000 204,000
h
Lithia Motors, Inc. , Senior Bond , 144A, 4.375% , 1/15/31 ........ United States 500,000 500,000
h,i
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 236,150 177,112
1,602,859
Textiles, Apparel & Luxury Goods 0.4%
h
Hanesbrands, Inc. , Senior Bond , 144A, 4.875% , 5/15/26 ........ United States 1,382,000 1,477,876
Thrifts & Mortgage Finance 0.6%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 800,000 829,260
h
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 800,000 811,000
h
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. ,
Senior Bond, 144A, 3.875%, 3/01/31 ..................... United States 500,000 495,000
Senior Note, 144A, 3.625%, 3/01/29 ..................... United States 300,000 297,938
2,433,198
Tobacco 0.5%
Altria Group, Inc. , Senior Note , 3.4% , 5/06/30 ................
United States 1,200,000 1,309,135
BAT Capital Corp. ,
Senior Bond, 4.54%, 8/15/47 ........................... United Kingdom 50,000 53,605
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 300,000 324,523
Reynolds American, Inc. , Senior Note , 4.45% , 6/12/25 ..........
United Kingdom 200,000 225,254
1,912,517
Trading Companies & Distributors 0.7%
h
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 1,094,000 1,074,106
h
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 1,000,000 1,036,525
h
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 300,000 327,187
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 200,000 219,416
2,657,234
Wireless Telecommunication Services 1.1%
f,h
Digicel Group 0.5 Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 ..... Bermuda 155,520 51,754
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 800,000 868,608
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ........
United States 405,000 436,894
Sprint Corp. , Senior Note , 7.875% , 9/15/23 ..................
United States 405,000 464,788
T-Mobile USA, Inc. ,
Senior Note, 6%, 4/15/24 ............................. United States 200,000 204,438
h
Senior Secured Bond, 144A, 3.3%, 2/15/51 ................ United States 500,000 494,075
h
Senior Secured Note, 144A, 3.875%, 4/15/30 .............. United States 1,300,000 1,479,764

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
h
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 300,000 $ 306,562
4,306,883
Total Corporate Bonds (Cost $183,604,212) .....................................
185,795,061
i
Senior Floating Rate Interests 4.9%
Aerospace & Defense 0.0%
†
f
Alloy FinCo Ltd., Facility Term Loan, B, 14%, PIK, (3-month USD
LIBOR + 0.5%), 3/06/25 ............................... Jersey 168,205 52,879
Airlines 0.0%
†
j
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(6-month USD LIBOR + 3.75%), 10/20/27 ................. United States 71,737 72,443
Auto Components 0.3%
Adient US LLC, Initial Term Loan, 4.421%, (1-month USD LIBOR +
4.25%; 3-month USD LIBOR + 4.25%), 5/06/24 ............. United States 1,155,375 1,146,709
TRICO Group LLC, First Lien, Term Loan, B3, 8.5%, (2-month USD
LIBOR + 7.5%), 2/02/24 ............................... United States 119,243 116,784
1,263,493
a a a a a a
Automobiles 0.3%
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 1,225,864 1,220,885
Capital Markets 0.3%
Russell Investments US Institutional Holdco, Inc., Initial Term Loan,
3.75%, (6-month USD LIBOR + 2.75%), 6/01/23 ............. United States 1,036,127 1,030,838
Commercial Services & Supplies 0.1%
Harsco Corp., Term Loan, B2, 3.25%, (1-month USD LIBOR +
2.25%), 12/06/24 .................................... United States 110,062 109,512
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan, B1, 4.25%, (1-month USD LIBOR + 3.25%; 3-month
USD LIBOR + 3.25%), 9/23/26 .......................... United States 123,750 122,789
232,301
a a a a a a
Containers & Packaging 0.1%
j
BWay Holding Co., Initial Term Loan, 3.523%, (3-month USD LIBOR
+ 3.25%), 4/03/24 ................................... United States 288,868 273,431
Diversified Financial Services 0.0%
†
First Eagle Holdings, Inc., 2020 Refinancing Term Loan, 2.72%,
(3-month USD LIBOR + 2.5%), 2/01/27 ................... United States 109,724 107,420
Jefferies Finance LLC, Term Loan, B, (1-month USD LIBOR),
9/29/27 ........................................... United States 40,074 39,923
147,343
a a a a a a
Diversified Telecommunication Services 0.2%
Global Tel Link, First Lien, Term Loan, 4.406%, (1-month USD
LIBOR + 4.25%), 11/29/25 ............................. United States 393,985 344,441
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.147%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 339,148 329,985
674,426
a a a a a a
Electric Utilities 0.3%
j,k
EFS Cogen Holdings I LLC, Term Loan, TBD, 9/24/27 .......... United States 220,000 219,587

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Electric Utilities (continued)
EFS Cogen Holdings I LLC, Term Loan Advance, B, 4.25%, (1-month
USD LIBOR + 3.25%; 3-month USD LIBOR + 3.25%), 6/28/23 .. United States 841,021 $ 840,811
1,060,398
a a a a a a
Entertainment 0.2%
j
Banijay Entertainment SAS, Facility USD Term Loan, B, 3.907%,
(1-month USD LIBOR + 3.75%), 3/01/25 .................. France 250,000 245,625
Diamond Sports Group LLC, Term Loan, 3.4%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 450,562 351,439
597,064
a a a a a a
Food Products 0.1%
B&G Foods, Inc., Term Loan, B4, 2.647%, (1-month USD LIBOR +
2.5%), 10/10/26 ..................................... United States 97,357 97,311
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, (3-month
USD LIBOR + 10%), 7/05/21 ........................... United States 234,460 200,463
JBS USA Lux SA, New Term Loan, 2.147%, (1-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 207,457 202,919
500,693
a a a a a a
Health Care Providers & Services 0.0%
†
Pathway Vet Alliance LLC, First Lien, Initial Term Loan, 4.147%,
(1-month USD LIBOR + 4%), 3/31/27 ..................... United States 184,469 182,019
Hotels, Restaurants & Leisure 0.1%
Caesars Resort Collection LLC, Term Loan ,
B, 2.897%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 317,398 298,222
B1, 4.688%, (1-month USD LIBOR + 4.5%; 3-month USD LIBOR +
4.5%), 7/21/25 ...................................... United States 23,499 22,811
321,033
a a a a a a
Household Durables 0.0%
†
Playtika Holding Corp., Term Loan, B, 7%, (3-month USD LIBOR +
6%), 12/10/24 ...................................... United States 77,000 77,279
Household Products 0.5%
a
FGI Operating Co. LLC, Last Out Initial Term Loan, 13%, (1-month
USD LIBOR + 11%; 3-month USD LIBOR + 10%), 5/17/21 ..... United States 1,616,351 1,616,351
a,f
FGI Operating Co. LLC, Term Loan, PIK, (3-month USD LIBOR +
11%), 5/16/22 ...................................... United States 851,786 554,271
2,170,622
a a a a a a
Insurance 0.1%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 2.897%,
(1-month USD LIBOR + 2.75%), 5/09/25 .................. United States 273,432 266,066
AssuredPartners , Inc., 2020 February Refinancing Term Loan,
3.647%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 99,749 97,031
363,097
a a a a a a
IT Services 0.4%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 246,835 204,719
Aventiv Technologies LLC, Second Lien, Initial Term Loan, 9.25%,
(3-month USD LIBOR + 8.25%), 11/01/25 .................. United States 597,127 374,697
j,k
Milano Acquisition Corp., Term Loan, TBD, 8/17/27 ............ United States 71,895 71,311
Pitney Bowes, Inc., Incremental Term Loan, B, 5.65%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 319,035 311,059

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
IT Services (continued)
TIBCO Software, Inc., Term Loan, B3, 3.9%, (1-month USD LIBOR +
3.75%), 6/30/26 ..................................... United States 99,750 $ 97,505
WEX, Inc., Term Loan, B3, 2.397%, (1-month USD LIBOR + 2.25%),
5/15/26 ........................................... United States 635,291 615,306
1,674,597
a a a a a a
Leisure Products 0.1%
NASCAR Holdings LLC, Initial Term Loan, 2.895%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 596,821 585,780
Machinery 0.1%
Altra Industrial Motion Corp., Term Loan, 2.147%, (1-month USD
LIBOR + 2%), 10/01/25 ............................... United States 258,662 252,734
Media 0.5%
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.402%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 444,088 430,654
Gray Television, Inc., Term Loan ,
B2, 2.405%, (1-month USD LIBOR + 2.25%), 2/07/24 ......... United States 843,033 826,172
C, 2.655%, (1-month USD LIBOR + 2.5%), 1/02/26 .......... United States 336,353 331,004
j,k
Radiate HoldCo LLC, Term Loan, B, TBD, 9/25/26 ............. United States 70,930 69,827
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan, 4.75%, (1-month USD LIBOR + 3.75%), 3/15/26 ........ United States 99,134 96,681
j,k
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .......... United States 223,464 220,192
1,974,530
a a a a a a
Oil, Gas & Consumable Fuels 0.2%
j,l
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan,
9.75%, (1-month USD LIBOR + 8.75%), 8/04/21 ............. United States 29,900 30,050
m
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, (3-month
USD LIBOR + 5.25%), 4/11/22 .......................... United States 2,507,941 658,335
m
UTEX Industries, Inc., First Lien, Initial Term Loan, (3-month USD
LIBOR + 5%), 5/21/21 ................................ United States 514,307 159,435
m
UTEX Industries, Inc., Second Lien, Initial Term Loan, (3-month USD
LIBOR + 7.25%), 5/20/22 .............................. United States 53,878 3,906
851,726
a a a a a a
Paper & Forest Products 0.1%
Appvion Operations, Inc., Term Loan, 8.245%, (1-month USD LIBOR
+ 6%; 3-month USD LIBOR + 5%), 6/12/26 ................ United States 272,000 270,640
Pharmaceuticals 0.1%
Catalent Pharma Solutions, Inc., Dollar Term Loan, B2, 3.25%,
(1-month USD LIBOR + 2.25%), 5/18/26 .................. United States 196,479 195,987
Real Estate Management & Development 0.0%
†
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.897%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 99,500 96,225
Road & Rail 0.2%
Avis Budget Car Rental LLC, New Term Loan, B, 2.4%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 718,349 639,331
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 192,010 176,057
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 155,774 154,411
969,799
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Semiconductors & Semiconductor Equipment 0.1%
ON Semiconductor Corp., 2019 New Replacement Term Loan, B4,
2.147%, (1-month USD LIBOR + 2%), 9/19/26 .............. United States 480,194 $ 473,831
Software 0.3%
Aristocrat Leisure Ltd., Term Loan, B3, 2.021%, (3-month USD
LIBOR + 1.75%), 10/19/24 ............................. Australia 425,372 415,181
j
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month USD
LIBOR + 6%), 6/30/24 ................................ United States 209,471 203,645
Ceridian HCM Holding, Inc., Initial Term Loan, 2.6%, (1-week USD
LIBOR + 2.5%), 4/30/25 ............................... United States 199,491 193,506
Epicor Software Corp., Term Loan, B, 5.25%, (1-month USD LIBOR
+ 4.25%), 7/30/27 ................................... United States 35,862 35,777
LogMeIn, Inc., First Lien, Initial Term Loan, 4.906%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 82,166 79,564
Perforce Software, Inc., First Lien, New Term Loan, 3.897%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 75,486 73,787
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.511%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 260,000 254,800
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.75%, (3-month
USD LIBOR + 3.5%), 3/05/27 ........................... Luxembourg 149,625 146,579
1,402,839
a a a a a a
Specialty Retail 0.2%
General Nutrition Centers, Inc., Debtor-in-possession New Money
Term Loan, 14%, (1-month USD LIBOR + 12%), 12/23/20 ..... United States 155,376 156,153
General Nutrition Centers, Inc., Debtor-in-possession Roll-Up Term
Loan, B2, 13.5%, (1-month USD LIBOR), 12/23/20 ........... United States 155,376 156,154
m
General Nutrition Centers, Inc., Term Loan, B2, (1-month USD
LIBOR + 8.75%; 3-month USD LIBOR + 7.75%), 3/04/21 ...... United States 357,473 255,236
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 3.25%,
(1-month USD LIBOR + 2.5%), 8/18/23 ................... United States 198,468 196,049
763,592
a a a a a a
Technology Hardware, Storage & Peripherals 0.0%
†
Cardtronics USA, Inc., Initial Term Loan, 5%, (1-month USD LIBOR +
4%), 6/29/27 ....................................... United States 120,621 120,735
Total Senior Floating Rate Interests (Cost $23,470,317) ..........................
19,873,259
Marketplace Loans 0.3%
Diversified Financial Services 0.3%
a
Lending Club - LCX, 6.46% - 25.65%, 8/22/22 - 2/28/25 ......... United States 1,155,084 1,024,940
Total Marketplace Loans (Cost $1,155,084) .....................................
1,024,940
Loan Participations and Assignments 0.4%
h
Russian Railways Via RZD Capital plc, Senior Note, Reg S, 5.7%,
4/05/22 ........................................... Russia 1,700,000 1,807,346
Total Loan Participations and Assignments (Cost $1,756,117) ....................
1,807,346

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 13.6%
h
African Export-Import Bank (The) , Senior Note , 144A, 3.994% ,
9/21/29 ........................................... Supranational
n
2,000,000 $ 2,067,800
h
Angola Government Bond , Senior Note , 144A, 8.25% , 5/09/28 ... Angola 2,900,000 2,321,812
h
Banque Centrale de Tunisie , Senior Note , Reg S, 5.625% , 2/17/24 Tunisia 2,300,000 EUR 2,445,456
h
Banque Ouest Africaine de Developpement , Senior Note , 144A, 5% ,
7/27/27 ........................................... Supranational
n
1,200,000 1,296,312
h
Belarus Government Bond ,
Senior Note, 144A, 7.625%, 6/29/27 ...................... Belarus 1,200,000 1,175,892
Senior Bond, 144A, 6.2%, 2/28/30 ....................... Belarus 1,200,000 1,125,226
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 1,400,000 1,514,898
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 5,315,000,000 COP 1,789,531
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 500,000 562,770
Senior Bond, 5%, 6/15/45 ............................. Colombia 1,900,000 2,220,625
h
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 81,500,000 DOP 1,401,949
Ecopetrol SA , Senior Bond , 4.125% , 1/16/25 .................
Colombia 800,000 840,008
g,h
Electricite de France SA , Junior Sub. Bond , 144A, 5.25% to 1/29/23,
FRN thereafter , Perpetual ............................. France 2,425,000 2,511,063
Equinor ASA , Senior Note , 2.375% , 5/22/30 .................
Norway 700,000 740,690
h
Export-Import Bank of India , Senior Note , 144A, 3.875% , 2/01/28 . India 1,655,000 1,743,554
h
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 837,538 793,058
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 1,600,000 1,435,181
Indonesia Government Bond ,
FR70, 8.375%, 3/15/24 ............................... Indonesia 19,648,000,000 IDR 1,439,005
h
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 900,000 1,033,321
h
Senior Note, 144A, 3.85%, 7/18/27 ....................... Indonesia 2,200,000 2,479,668
FR64, 6.125%, 5/15/28 ............................... Indonesia 26,500,000,000 IDR 1,718,582
h
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 2,531,250 2,260,748
h
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 1,000,000 1,140,500
h
Kazakhstan Government Bond , Senior Bond , 144A, 4.875% ,
10/14/44 .......................................... Kazakhstan 1,800,000 2,360,169
Mexican Bonos Desarr Fixed Rate , M , 6.5% , 6/10/21 ...........
Mexico 29,300,000 MXN 1,341,763
Mexico Government Bond ,
Senior Note, 4.15%, 3/28/27 ........................... Mexico 3,200,000 3,561,200
Senior Note, 3.75%, 1/11/28 ............................ Mexico 500,000 538,657
h
Panama Notas del Tesoro , Senior Note , 144A, 3.75% , 4/17/26 ... Panama 700,000 749,886
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 800,000 1,212,436
h
Russia Government Bond ,
Senior Note, 144A, 4.875%, 9/16/23 ...................... Russia 800,000 879,895
Senior Note, Reg S, 4.75%, 5/27/26 ...................... Russia 1,200,000 1,377,936
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 36,100,000 ZAR 1,753,758
h
Turkiye Vakiflar Bankasi TAO , Covered Note , Reg S, 2.375% ,
5/04/21 ........................................... Turkey 500,000 EUR 580,357
h
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 200,000 205,487
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 369,000 376,316
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 369,000 371,306
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 500,000 471,107
o
VRI, GDP Linked Security, Senior Bond, 144A, Reg S, 5/31/40 .. Ukraine 978,000 894,088
p
Uruguay Government Bond ,
Index Linked, Senior Bond, 4.375%, 12/15/28 ............... Uruguay 5,096,018 UYU 135,822

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
p
Uruguay Government Bond, (continued)
Index Linked, Senior Bond, 3.7%, 6/26/37 ................. Uruguay 85,049,989 UYU $ 2,243,177
Total Foreign Government and Agency Securities (Cost $56,171,375) ..............
55,111,009
U.S. Government and Agency Securities 4.1%
U.S. Treasury Bonds ,
7.875%, 2/15/21 ..................................... United States 728,000 748,901
1.375%, 8/15/50 ..................................... United States 900,000 880,735
U.S. Treasury Notes ,
1.5%, 11/30/21 ...................................... United States 3,000,000 3,046,875
p
0.125%, 7/15/24 ..................................... United States 3,585,800 4,140,076
0.25%, 6/30/25 ..................................... United States 4,100,000 4,097,758
p
0.375%, 7/15/25 ..................................... United States 3,200,000 3,796,586
Total U.S. Government and Agency Securities (Cost $16,110,114) .................
16,710,931
Asset-Backed Securities 8.5%
Capital Markets 0.1%
h,q
Mountain View CLO XIV Ltd. , 2019-1A , C , 144A, FRN , 3.175% ,
( 3-month USD LIBOR + 2.9% ), 4/15/29 ................... United States 500,000 489,643
Consumer Finance 0.4%
q
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.524% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 .................. United States 1,494,000 1,501,486
Diversified Financial Services 8.0%
h,q
AMMC CLO XI Ltd. , 2012-11A , BR2 , 144A, FRN , 1.868% , ( 3-month
USD LIBOR + 1.6% ), 4/30/31 ........................... United States 350,000 342,214
h,q
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.922% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 1,455,000 1,335,923
h,q
Ares L CLO Ltd. , 2018-50A , B , 144A, FRN , 1.975% , ( 3-month USD
LIBOR + 1.7% ), 1/15/32 ............................... United States 500,000 495,884
h,q
Ares LII CLO Ltd. , 2019-52A , A2 , 144A, FRN , 1.908% , ( 3-month
USD LIBOR + 1.65% ), 4/22/31 .......................... United States 250,000 249,089
h,q
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.422% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 700,000 653,222
h,q
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.703%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 510,000 502,569
2012-2A, CR2, 144A, FRN, 2.253%, (3-month USD LIBOR + 2%),
11/20/28 .......................................... United States 270,000 259,952
2018-1A, D, 144A, FRN, 3.318%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 1,000,000 875,559
h,q
BlueMountain Fuji EUR CLO V DAC ,
5A, A, 144A, FRN, 0.91%, (3-month EURIBOR + 0.91%), 1/15/33 Ireland 1,900,000 EUR 2,224,649
5A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 1/15/33 Ireland 600,000 EUR 692,856

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
h,q
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.772% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 460,000 $ 452,932
h,q
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.375% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 1,408,860 1,382,738
h,q
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A,
FRN , 3.175% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 ........ United States 300,000 258,044
h,q
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.475% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 1,213,000 1,175,284
h,q
Catamaran CLO Ltd. , 2014-2A , BR , 144A, FRN , 3.222% , ( 3-month
USD LIBOR + 2.95% ), 10/18/26 ......................... United States 1,253,000 1,238,837
h
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 420,000 425,864
h,q
Cole Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 1.872% , ( 3-month
USD LIBOR + 1.6% ), 10/20/28 .......................... United States 270,000 267,316
h,i,r
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 17.67%, 1/15/45 ................. United States 802,617 688,744
2019-52, PT, 144A, FRN, 17.785%, 1/15/45 ................ United States 846,418 735,051
2019-S8, PT, 144A, FRN, 11.144%, 1/15/45 ................ United States 596,545 515,869
2020-2, PT, 144A, FRN, 17.85%, 3/15/45 .................. United States 812,810 703,731
2020-7, PT, 144A, FRN, 17.91%, 4/17/45 .................. United States 496,191 433,591
r
CWABS Asset-Backed Certificates Trust , 2005-11 , AF4 , FRN , 5.21% ,
3/25/34 ........................................... United States 273,071 274,817
h,q
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A, FRN , 2.275% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 863,000 842,276
h,q
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.125% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 300,000 278,019
h,q
Eaton Vance CLO Ltd. , 2014-1RA , C , 144A, FRN , 2.375% , ( 3-month
USD LIBOR + 2.1% ), 7/15/30 ........................... United States 315,610 309,904
h,q
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.225% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 .......................... United States 250,000 240,209
h,q
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 2.08% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 ........................... United States 400,000 386,680
h,q
LCM 26 Ltd. , 26A , B , 144A, FRN , 1.672% , ( 3-month USD LIBOR +
1.4% ), 1/20/31 ...................................... United States 250,000 242,834
h,q
LCM XVI LP , 16A , BR2 , 144A, FRN , 2.025% , ( 3-month USD LIBOR
+ 1.75% ), 10/15/31 .................................. United States 351,320 350,019
h,q
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.875%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 350,000 342,366
17A, CRR, 144A, FRN, 2.375%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 320,000 309,053

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
h,q
LCM XVIII LP , 18A , DR , 144A, FRN , 3.072% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 .................................... United States 770,000 $ 675,076
h,q
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 ..................... Ireland 400,000 EUR 467,835
h,r
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 1,362,894 1,449,805
h,q
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.784% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 2,182,000 2,144,250
h,q
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
2.063% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 ............ United States 250,000 248,925
h,q
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
1.245% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 ............ United States 500,000 493,667
h,q
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
3.094% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 400,000 372,509
h,q
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.222% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 1,000,000 943,040
h,q
Octagon Investment Partners XVI Ltd. , 2013-1A , DR , 144A, FRN ,
3.273% , ( 3-month USD LIBOR + 3% ), 7/17/30 .............. United States 400,000 377,320
h,q
Octagon Investment Partners XXIII Ltd. , 2015-1A , BR , 144A, FRN ,
1.475% , ( 3-month USD LIBOR + 1.2% ), 7/15/27 ............. United States 400,000 389,369
h,i,r
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 531,860 521,421
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 565,839 555,454
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 153,505 157,421
h,q
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.475% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 1,300,000 1,230,407
q
Structured Asset Securities Corp. Mortgage Loan Trust , 2005-2XS ,
2A2 , FRN , 1.655% , ( 1-month USD LIBOR + 1.5% ), 2/25/35 .... United States 115,069 114,996
h
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, 7.727% ,
2/15/26 ........................................... United States 458,750 446,527
h,q
Voya CLO Ltd. ,
2013-2A, BR, 144A, FRN, 2.095%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 780,000 742,964
2014-1A, CR2, 144A, FRN, 3.072%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 1,000,000 872,588
2015-2A, BR, 144A, FRN, 1.756%, (3-month USD LIBOR + 1.5%),
7/23/27 ........................................... United States 820,000 812,008
32,501,677
a a a a a a
Total Asset-Backed Securities (Cost $35,656,621) ...............................
34,492,806
i
Commercial Mortgage-Backed Securities 10.2%
Capital Markets 0.0%
†
q
Merrill Lynch Mortgage Investors Trust , 2005-A6 , 2A3 , FRN , 0.528% ,
( 1-month USD LIBOR + 0.38% ), 8/25/35 .................. United States 27,398 27,473
Diversified Financial Services 1.3%
h
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 698,843 724,533
r
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 851,414 903,271
h,i,r
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 761,857 788,570
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 1,127,390 1,169,984

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Commercial Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
r
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.655% , 7/10/38 United States 214,127 $ 188,642
q
MortgageIT Trust , 2004-1 , A2 , FRN , 1.048% , ( 1-month USD LIBOR
+ 0.9% ), 11/25/34 .................................... United States 99,253 101,204
q
Opteum Mortgage Acceptance Corp. , 2005-4 , 1APT , FRN , 0.458% ,
( 1-month USD LIBOR + 0.31% ), 11/25/35 .................. United States 86,755 87,052
h,i,r
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 653,320 677,854
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 622,008 635,079
r
Thornburg Mortgage Securities Trust , 2005-1 , A3 , FRN , 3.579% ,
4/25/45 ........................................... United States 71,544 68,943
5,345,132
a a a a a a
Thrifts & Mortgage Finance 8.9%
q
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.398%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 1,420,596 1,303,641
2014-DN1, M2, FRN, 2.348%, (1-month USD LIBOR + 2.2%),
2/25/24 ........................................... United States 177,105 177,325
2014-DN2, M3, FRN, 3.748%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 2,075,155 1,923,258
2014-DN3, M3, FRN, 4.148%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 116,362 119,067
2014-DN4, M3, FRN, 4.698%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 844,809 852,409
2014-HQ1, M3, FRN, 4.248%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 184,625 186,683
2014-HQ2, M2, FRN, 2.348%, (1-month USD LIBOR + 2.2%),
9/25/24 ........................................... United States 145,638 145,741
2014-HQ3, M3, FRN, 4.898%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 353,131 357,015
2015-DNA1, M3, FRN, 3.448%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 244,347 249,529
2015-DNA3, M3, FRN, 4.848%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 1,714,725 1,790,740
2015-HQ1, M3, FRN, 3.948%, (1-month USD LIBOR + 3.8%),
3/25/25 ........................................... United States 208,889 210,165
2015-HQA1, M3, FRN, 4.848%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 1,356,922 1,407,835
2016-DNA2, M3, FRN, 4.798%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 1,177,901 1,228,889
2017-DNA1, M2, FRN, 3.398%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 961,055 988,408
2017-DNA2, M2, FRN, 3.598%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 1,340,000 1,385,302
2017-DNA3, M2, FRN, 2.648%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 2,920,000 2,959,496
2017-HQA1, M2, FRN, 3.698%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 1,013,868 1,048,129
2017-HQA2, M2, FRN, 2.798%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 243,361 241,427
q
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.398%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 239,621 234,407
2014-C01, M2, FRN, 4.548%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 385,708 362,125
2014-C02, 1M2, FRN, 2.748%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 1,078,294 948,322

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
q
FNMA Connecticut Avenue Securities, (continued)
2014-C02, 2M2, FRN, 2.748%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 504,455 $ 497,404
2014-C03, 1M2, FRN, 3.148%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 2,135,320 1,875,550
2014-C03, 2M2, FRN, 3.048%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 95,255 93,925
2015-C01, 1M2, FRN, 4.448%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 605,106 617,422
2015-C01, 2M2, FRN, 4.698%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 340,725 344,856
2015-C02, 1M2, FRN, 4.148%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 1,354,420 1,376,067
2015-C02, 2M2, FRN, 4.148%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 469,302 476,450
2015-C03, 1M2, FRN, 5.148%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 1,970,659 2,023,782
2015-C03, 2M2, FRN, 5.148%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 690,896 709,553
2016-C02, 1M2, FRN, 6.148%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 480,299 509,995
2016-C04, 1M2, FRN, 4.398%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 1,056,222 1,098,432
2016-C05, 2M2, FRN, 4.598%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 893,854 925,413
2016-C06, 1M2, FRN, 4.398%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 330,755 339,602
2016-C07, 2M2, FRN, 4.498%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 658,358 682,937
2017-C01, 1M2, FRN, 3.698%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 1,314,400 1,357,178
2017-C03, 1M2, FRN, 3.148%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 2,498,357 2,496,270
2017-C04, 2M2, FRN, 2.998%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 548,378 546,736
2017-C05, 1M2, FRN, 2.348%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,598,052 1,582,469
35,673,954
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $44,043,350) ................
41,046,559
Mortgage-Backed Securities 7.4%
s
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 3.848%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 5,306 5,315
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Gold Pools, 20 Year, 7%, 9/01/21 ................... United States 1,416 1,440
FHLMC Gold Pools, 30 Year, 5%, 4/01/34 - 8/01/35 ............ United States 178,909 205,615
FHLMC Gold Pools, 30 Year, 5.5%, 3/01/33 - 1/01/35 .......... United States 102,651 117,490
FHLMC Gold Pools, 30 Year, 6%, 4/01/33 - 2/01/36 ............ United States 78,320 90,268
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 13,761 15,425
FHLMC Gold Pools, 30 Year, 7%, 4/01/30 ................... United States 1,557 1,764
FHLMC Gold Pools, 30 Year, 7.5%, 8/01/30 .................. United States 157 189
432,191
s
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 3.257%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 57,283 58,814

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 7.2%
FNMA, 10 Year, 2.5%, 7/01/22 ........................... United States 3,892 $ 4,064
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 34,015 38,246
FNMA, 30 Year, 3%, 9/01/48 - 9/01/50 ...................... United States 3,672,006 3,870,611
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 3,586,916 3,964,513
FNMA, 30 Year, 6.5%, 6/01/28 - 10/01/37 ................... United States 95,116 110,435
t
FNMA, Single-family, 15 Year, 2%, 10/25/35 ................. United States 2,348,000 2,439,902
t
FNMA, Single-family, 15 Year, 2.5%, 10/25/35 ................ United States 2,393,000 2,498,629
t
FNMA, Single-family, 30 Year, 2.5%, 10/25/50 ................ United States 5,569,000 5,841,359
t
FNMA, Single-family, 30 Year, 3%, 10/25/50 ................. United States 9,770,000 10,235,220
29,002,979
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 144,137 163,976
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 6/15/32 ......... United States 12,372 12,480
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 1,067 1,263
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 3,227 3,436
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 38,422 43,886
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 55,693 64,769
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 22,785 26,921
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 7,647 8,894
325,625
Total Mortgage-Backed Securities (Cost $29,450,257) ............................
29,824,924
Municipal Bonds 2.5%
California 0.7%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 295,000 315,591
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 250,000 265,945
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 190,000 201,168
City of San Francisco, Public Utilities Commission Water, Revenue,
2019 A, Refunding, 3.473%, 11/01/43 ..................... United States 230,000 249,532
Foothill-Eastern Transportation Corridor Agency, Revenue, 2019A,
Refunding, 4.094%, 1/15/49 ............................ United States 150,000 159,384
Gilroy Unified School District, GO, 2019, Refunding, 3.364%, 8/01/47 United States 630,000 661,651
San Bernardino Community College District, GO, 2019 A-1, 3.271%,
8/01/39 ........................................... United States 210,000 227,795
San Diego County Regional Transportation Commission, Revenue,
2019 A, Refunding, 3.248%, 4/01/48 ..................... United States 230,000 245,440
San Jose Redevelopment Agency Successor Agency, Tax Allocation,
Senior Lien, 2017A-T, Refunding, 3.25%, 8/01/29 ............ United States 440,000 494,468
2,820,974
Colorado 0.1%
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 475,000 506,483
Florida 0.1%
County of Broward, Airport System, Revenue, 2019C, Refunding,
3.477%, 10/01/43 .................................... United States 310,000 316,107
Hawaii 0.0%
†
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.585%, 7/01/28 ............................ United States 115,000 123,865

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Massachusetts 0.1%
Massachusetts School Building Authority, Revenue, 2019 B,
Refunding, 3.395%, 10/15/40 ........................... United States 285,000 $ 306,757
Missouri 0.3%
Metropolitan St. Louis Sewer District, Revenue, 2019 C, Refunding,
3.259%, 5/01/45 ..................................... United States 1,000,000 1,085,450
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 345,000 329,247
New York 0.1%
New York State Dormitory Authority, State University of New York,
Revenue, 2019B, Refunding, 3.142%, 7/01/43 .............. United States 305,000 325,426
Ohio 0.2%
Greenville City School District, GO, 2019, Refunding, 3.541%,
1/01/51 ........................................... United States 715,000 728,120
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019G, Refunding, 3.276%, 1/01/42 .............. United States 190,000 211,134
939,254
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 3.168%, 11/15/38 ................ United States 380,000 415,899
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 535,000 588,746
Texas 0.4%
City of Austin, Electric Utility, Revenue, 2008, Refunding, AGMC
Insured, 6.262%, 11/15/32 ............................. United States 580,000 752,759
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 ......... United States 575,000 621,397
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 .............. United States 225,000 246,487
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 .............. United States 190,000 207,178
1,827,821
Utah 0.2%
Salt Lake City Corp., Revenue, 2019B, Refunding, 3.102%, 4/01/38 United States 270,000 292,105
Utah Transit Authority, Revenue, Senior Lien, 2019 B, Refunding,
3.443%, 12/15/42 .................................... United States 380,000 400,619
692,724
Total Municipal Bonds (Cost $9,600,530) .......................................
10,278,753
Shares/Units
Escrows and Litigation Trusts 0.0%
†
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 950,432 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 950,432 —
a,b,d
Remington Outdoor Co., Inc., Litigation Units ................. United States 7,021 —
Sanchez Energy Corp., Escrow Account .................... United States 243,000 2,430
a
Vistra Energy Corp., Escrow Account ...................... United States 3,000,000 4,500
Total Escrows and Litigation Trusts (Cost $82,648) ..............................
6,930
Total Long Term Investments (Cost $416,878,296) ...............................
405,026,027
a

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
Short Term Investments 2.6%
a a
Country Shares
a
Value
a
Money Market Funds 2.6%
e,u
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 10,563,932 $ 10,563,932
Total Money Market Funds (Cost $10,563,932) ..................................
10,563,932
Total Short Term Investments (Cost $10,563,932 ) ................................
10,563,932
a
Total Investments (Cost $427,442,228) 102.8% ..................................
$415,589,959
Other Assets, less Liabilities (2.8)% ...........................................
(11,275,062)
Net Assets 100.0% ...........................................................
$404,314,897
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
The security is owned by FT Holdings Corp. III, a wholly-owned subsidiary of the Fund. See Note 11.
d
See Note 7 regarding restricted securities.
e
See Note 10 regarding investments in affiliated management investment companies.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $172,894,919, representing 42.8% of net assets.
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security purchased on a delayed delivery basis.
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
See Note 8 regarding unfunded loan commitments.
m
Defaulted security or security for which income has been deemed uncollectible.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
The principal represents the notional amount. See Note 3 regarding value recovery instruments.
p
Principal amount of security is adjusted for inflation.
q
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
r
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
s
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
t
Security purchased on a to-be-announced (TBA) basis.
u
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 10 Year Bonds ....................... Long 53 $ 5,668,763 12/15/20 $ 69,632
Australia 3 Year Bonds ........................ Long 114 9,574,346 12/15/20 26,040
Canada 10 Year Bonds ........................ Long 54 6,155,846 12/18/20 (4,351)

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
At September 30, 2020, the Fund had the following credit default swap contracts outstanding. See Note 3 .
Futures Contracts
(continued)
Description Type
Number of
Contracts
Notional
Amount*
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts (continued)
U.S. Treasury 10 Year Notes .................... Long 29 $ 4,046,406 12/21/20 $ 14,007
U.S. Treasury 10 Year Ultra Notes ................ Long 9 1,439,297 12/21/20 (1,559)
U.S. Treasury 5 Year Notes ..................... Long 59 7,435,844 12/31/20 14,675
U.S. Treasury Ultra Bonds ...................... Long 21 4,658,062 12/21/20 (24,074)
Total Futures Contracts ...................................................................... $94,370
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... JPHQ Sell 3,300,000 2,430,984 10/13/20 $ — $ (47,140)
Turkish Lira ........ JPHQ Buy 5,800,000 815,466 10/13/20 — (68,023)
Japanese Yen ...... CITI Buy 558,485,200 5,212,327 10/14/20 82,343 —
Mexican Peso ...... JPHQ Buy 18,000,000 792,790 10/19/20 19,004 —
Australian Dollar .... JPHQ Buy 1,050,000 746,672 10/26/20 5,113 —
Australian Dollar .... JPHQ Sell 8,300,000 5,815,893 10/26/20 — (126,791)
Canadian Dollar .... JPHQ Sell 2,000,000 1,478,344 10/26/20 — (23,613)
Japanese Yen ...... JPHQ Buy 13,000,000 123,069 11/12/20 217 —
Singapore Dollar .... JPHQ Sell 5,700,000 4,151,221 11/12/20 — (25,235)
South African Rand .. JPHQ Buy 6,200,000 346,427 11/16/20 21,714 —
Indonesian Rupiah .. JPHQ Sell 7,200,000,000 468,658 11/30/20 — (12,690)
Canadian Dollar .... JPHQ Sell 300,000 228,137 12/14/20 2,788 —
Euro ............. JPHQ Sell 5,300,000 6,268,257 12/14/20 44,562 —
Japanese Yen ...... JPHQ Buy 430,000,000 4,053,621 12/14/20 26,547 —
Total Forward Exchange Contracts ................................................... $202,288 $(303,492)
Net unrealized appreciation (depreciation) ............................................ $(101,204)
*
In U.S. dollars unless otherwise stated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

*Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.EM.33 ..... 1.00% Quarterly 6/20/25 $ 2,150,000 $ (79,680) $ (78,194) $ (1,486)
Investment
Grade
CDX.NA.HY.34 ..... 5.00% Quarterly 6/20/25 2,100,000 99,166 104,169 (5,003)
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $19,486 $25,975 $(6,489)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Ally Financial, Inc. ... (5.00)% Quarterly JPHQ 12/20/24 1,810,000 (293,830) (285,468) (8,362)
Italy Government Bond (1.00)% Quarterly BZWS 6/20/23 1,500,000 (15,231) 8,887 (24,118)
Contracts to Sell Protection
(c)(d)
Single Name
Italy Government Bond 1.00% Quarterly BZWS 6/20/23 1,500,000 4,115 (38,969) 43,085 NR
Traded Index
(e)
BNP Paribas Bespoke
Rodez2 Index,
Mezzanine Tranche
5-7% .......... 3.20% Quarterly BNDP 12/20/20 300,000 (10,244) — (10,245)
Non-
Investment
Grade
(e)
Citibank Bespoke
Palma Index,
Mezzanine Tranche
5-7% .......... 2.30% Quarterly CITI 6/20/21 620,000 (21,332) — (21,332)
Non-
Investment
Grade
MCDX.NA.31 ...... 1.00% Quarterly CITI 12/20/23 2,270,000 (7,840) 14,794 (22,634)
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 3.98% Quarterly MSCO 12/20/21 850,000 (246,148) — (246,148)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 4.10% Quarterly MSCO 12/20/21 850,000 (245,058) — (245,058)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(835,568) $(300,756) $(534,812)
Total Credit Default Swap Contracts .................................... $(816,082) $ (274,781) $(541,301)
Counterparty
Collateral
Pledged
(Received)
BZWS
$30,000
JPHQ
360,000
MSCO
590,000

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following cross-currency swap contracts outstanding. See Note 3 .
At September 30, 2020, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
At September 30, 2020, the Fund had the following total return swap contracts outstanding. See Note 3.
Total collateral $980,000
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87% ..... Quarterly 464,800 USD
Pay Fixed 2.5% ............................. Annual CITI 5/04/21 400,000 EUR $ (7,283)
Total Cross Currency Swap Contracts ........................................................... $(7,283)
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 $ 9,600,000 $ (183,691) $ — $ (183,691)
Total Inflation Index Swap Contracts .................................. $(183,691) $— $(183,691)
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly MSCO 12/21/20 750,000 $ (12,677)

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 172 .
Total Return Swap Contracts
(continued)
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value*
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts (continued)
Long
(a)
(continued)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly MSCO 12/21/20 550,000 $ (9,296)
Total Return Swap Contracts .................................................................... $(21,973)
*
In U.S. dollars unless otherwise stated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin U.S. Government Securities VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 2.6%
Diversified Financial Services 0.5%
DY9 Leasing LLC , Senior Bond , 2.372% , 3/19/27 .............
United States 2,050,362 $ 2,163,367
Private Export Funding Corp. , BB , Senior Bond , 4.3% , 12/15/21 ..
United States 1,865,000 1,956,374
4,119,741
Oil, Gas & Consumable Fuels 2.1%
Petroleos Mexicanos , 2.378% , 4/15/25 .....................
Mexico 1,645,000 1,715,171
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 7,218,750 7,597,685
Senior Note, 1.87%, 1/15/26 ........................... India 4,052,632 4,193,941
Senior Note, 2.06%, 1/15/26 ........................... India 3,437,500 3,578,608
17,085,405
Total Corporate Bonds (Cost $20,229,530) ......................................
21,205,146
Foreign Government and Agency Securities 1.7%
Israel Government Bond , Senior Bond , 5.5% , 9/18/23 ..........
Israel 12,000,000 13,794,227
Total Foreign Government and Agency Securities (Cost $13,023,799) ..............
13,794,227
U.S. Government and Agency Securities 14.5%
FHLB, 2.625%, 9/12/25 ................................. United States 10,000,000 11,084,376
New Valley Generation IV, 4.687%, 1/15/22 .................. United States 619,287 629,696
Tennessee Valley Authority, 1.875%, 8/15/22 ................. United States 6,000,000 6,184,105
U.S. Treasury Bonds ,
a
2%, 1/15/26 ........................................ United States 1,500,000 2,307,331
a
1.75%, 1/15/28 ..................................... United States 8,000,000 12,054,371
a
3.625%, 4/15/28 ..................................... United States 5,000,000 10,985,335
2.5%, 2/15/46 ...................................... United States 6,000,000 7,409,297
U.S. Treasury Notes ,
a
0.125%, 7/15/24 ..................................... United States 15,500,000 17,895,917
2.375%, 8/15/24 ..................................... United States 22,000,000 23,844,219
2.25%, 8/15/27 ..................................... United States 6,000,000 6,730,547
a
0.25%, 7/15/29 ..................................... United States 8,000,000 9,067,326
United States International Development Finance Corp. ,
b
11/15/20 .......................................... United States 2,575,000 3,356,020
2.12%, 3/20/24 ..................................... United States 5,500,000 5,720,807
4.01%, 5/15/30 ..................................... United States 1,642,500 1,925,447
Total U.S. Government and Agency Securities (Cost $108,952,169) ................
119,194,794
Mortgage-Backed Securities 73.7%
c
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.0%
FHLMC, 3.336%, (12-month USD LIBOR +/- MBS Margin), 4/01/40 United States 4,129,699 4,364,806
FHLMC, 2.66% - 3.741%, (12-month USD LIBOR +/- MBS Margin),
3/01/36 - 5/01/38 .................................... United States 3,855,240 4,026,391
8,391,197
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.6%
FHLMC Gold Pools, 15 Year, 4.5%, 3/01/25 - 4/01/25 .......... United States 527,900 556,734
FHLMC Gold Pools, 20 Year, 3.5%, 3/01/32 .................. United States 2,318,261 2,503,844
FHLMC Gold Pools, 30 Year, 3%, 5/01/43 ................... United States 322,643 343,914
FHLMC Gold Pools, 30 Year, 3.5%, 5/01/43 .................. United States 53,642 58,196
FHLMC Gold Pools, 30 Year, 4%, 9/01/40 - 12/01/41 ........... United States 4,825,222 5,320,226
FHLMC Gold Pools, 30 Year, 4.5%, 5/01/40 - 7/01/41 .......... United States 1,424,798 1,599,019
FHLMC Gold Pools, 30 Year, 5%, 9/01/33 - 4/01/40 ............ United States 3,715,013 4,271,969

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold Pools, 30 Year, 5.5%, 7/01/33 - 5/01/38 .......... United States 787,417 $ 923,487
FHLMC Gold Pools, 30 Year, 6%, 1/01/24 - 8/01/35 ............ United States 561,990 642,438
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/23 - 5/01/35 ......... United States 247,934 279,779
FHLMC Gold Pools, 30 Year, 7%, 4/01/24 - 9/01/31 ............ United States 81,320 90,205
FHLMC Gold Pools, 30 Year, 7.5%, 12/01/22 ................. United States 179 180
FHLMC Gold Pools, 30 Year, 8%, 9/01/21 - 5/01/22 ............ United States 705 732
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 154,892 180,843
FHLMC Pool, 15 Year, 2.5%, 8/01/35 ....................... United States 4,024,347 4,211,820
FHLMC Pool, 30 Year, 2.5%, 6/01/50 ....................... United States 14,636,967 15,368,399
FHLMC Pool, 30 Year, 3%, 9/01/50 ........................ United States 24,879,146 26,095,774
62,447,559
c
Federal National Mortgage Association (FNMA) Adjustable Rate 3.2%
FNMA, 3.095%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 . United States 8,580,431 9,065,165
FNMA, 1.643% - 5.284%, (6-month USD LIBOR +/- MBS Margin),
6/01/21 - 10/01/44 ................................... United States 17,361,837 18,068,209
27,133,374
Federal National Mortgage Association (FNMA) Fixed Rate 10.6%
FNMA, 2.64%, 7/01/25 ................................. United States 2,405,512 2,596,158
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,793,232
FNMA, 3.14%, 10/01/25 ................................ United States 3,944,104 4,271,084
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 4,489,482
FNMA, 3.51%, 8/01/23 ................................. United States 3,000,000 3,215,115
FNMA, 5.5%, 4/01/34 .................................. United States 727,642 793,874
FNMA, 15 Year, 2%, 8/01/35 ............................. United States 2,559,434 2,661,752
FNMA, 15 Year, 2.5%, 8/01/35 ........................... United States 4,831,857 5,061,604
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 340,817 357,953
FNMA, 30 Year, 2%, 8/01/50 ............................. United States 2,579,977 2,668,359
FNMA, 30 Year, 3%, 6/01/50 ............................. United States 14,565,706 15,294,550
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 140,779 149,794
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 22,147,151 23,740,646
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 5,127,319 5,644,615
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 4,632,784 5,221,728
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 2,944,543 3,387,785
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 1,380,781 1,598,708
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 1,524,137 1,756,032
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 193,214 218,691
FNMA, 30 Year, 7.5%, 4/01/23 - 8/01/25 .................... United States 6,815 7,045
FNMA, 30 Year, 8%, 3/01/22 - 12/01/24 ..................... United States 38,526 39,071
FNMA, 30 Year, 8.5%, 6/01/21 ........................... United States 16 16
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 39,868 40,573
87,007,867
Government National Mortgage Association (GNMA) Fixed Rate 51.3%
GNMA I, 30 Year, 5%, 7/15/34 - 9/15/40 ..................... United States 1,897,586 2,168,620
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 430,505 502,301
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 346,533 412,426
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 170,725 201,967
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 9,661 11,200
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 187,796 222,207
GNMA I, 30 Year, 10%, 8/15/21 ........................... United States 90 90
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 303,295 321,777
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 6,600,432 7,150,440
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 9,451,773 10,578,026
GNMA I, Single-family, 30 Year, 5%, 6/15/30 - 6/15/40 .......... United States 12,495,668 14,172,312
GNMA I, Single-family, 30 Year, 5.5%, 12/15/28 - 10/15/39 ....... United States 3,237,294 3,699,870

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 6%, 11/15/23 - 9/15/38 ......... United States 1,368,616 $ 1,566,541
GNMA I, Single-family, 30 Year, 6.5%, 7/15/23 - 9/15/38 ........ United States 759,353 852,813
GNMA I, Single-family, 30 Year, 7%, 9/15/22 - 1/15/32 .......... United States 159,900 165,756
GNMA I, Single-family, 30 Year, 7.5%, 2/15/22 - 11/15/27 ........ United States 52,823 53,892
GNMA I, Single-family, 30 Year, 8%, 12/15/21 - 7/15/23 ......... United States 35,187 35,949
GNMA I, Single-family, 30 Year, 8.5%, 5/15/23 - 12/15/24 ........ United States 19,694 20,024
GNMA I, Single-family, 30 Year, 9.5%, 10/15/20 - 12/15/20 ....... United States 84 84
GNMA II, 30 Year, 6.5%, 4/20/34 .......................... United States 33,546 33,869
GNMA II, Single-family, 30 Year, 2.5%, 6/20/50 ............... United States 39,584,044 41,614,297
GNMA II, Single-family, 30 Year, 2.5%, 7/20/50 ............... United States 13,915,029 14,628,729
GNMA II, Single-family, 30 Year, 3%, 9/20/45 ................. United States 6,178,006 6,535,851
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 16,851,247 17,844,098
GNMA II, Single-family, 30 Year, 3%, 2/20/50 ................. United States 12,761,244 13,365,422
GNMA II, Single-family, 30 Year, 3%, 5/20/50 ................. United States 21,661,760 22,772,127
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ................. United States 21,578,360 22,730,997
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ................. United States 38,730,373 40,868,951
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 2/20/45 ........ United States 1,457,701 1,539,774
GNMA II, Single-family, 30 Year, 3.5%, 8/20/42 ............... United States 4,420,762 4,799,577
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 13,075,501 14,195,957
GNMA II, Single-family, 30 Year, 3.5%, 10/20/42 .............. United States 4,028,475 4,373,685
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 7,875,137 8,549,988
GNMA II, Single-family, 30 Year, 3.5%, 12/20/42 .............. United States 6,022,401 6,538,485
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 10,229,703 11,106,330
GNMA II, Single-family, 30 Year, 3.5%, 3/20/43 ............... United States 3,614,212 3,923,941
GNMA II, Single-family, 30 Year, 3.5%, 4/20/43 ............... United States 4,527,120 4,915,088
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............... United States 8,325,076 9,026,748
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............... United States 3,855,840 4,181,699
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 51,364,272 54,851,649
GNMA II, Single-family, 30 Year, 3.5%, 10/20/47 .............. United States 4,260,296 4,548,394
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 13,608,467 14,527,344
GNMA II, Single-family, 30 Year, 3.5%, 12/20/40 - 8/20/43 ....... United States 1,584,584 1,717,684
GNMA II, Single-family, 30 Year, 4%, 11/20/41 ................ United States 4,286,926 4,734,706
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 9,776,568 10,770,322
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............... United States 3,419,652 3,798,276
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 14,913,084 16,574,541
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 7,426,348 8,482,403
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 3,011,809 3,573,550
GNMA II, Single-family, 30 Year, 6%, 11/20/23 - 7/20/39 ......... United States 1,943,985 2,249,121
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 268,082 314,191
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 5,609 6,686
GNMA II, Single-family, 30 Year, 7.5%, 9/20/22 - 11/20/26 ....... United States 38,427 42,246
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 2,966 3,409
421,876,430
Total Mortgage-Backed Securities (Cost $593,900,647) ...........................
606,856,427
Total Long Term Investments (Cost $736,106,145) ...............................
761,050,594
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 172 .
Short Term Investments 7.3%
a a
Principal
Amount
*
a
Value
a a a a a a
d
Repurchase Agreements 7.3%
e
Joint Repurchase Agreement, 0.058%, 10/01/20 (Maturity Value
$60,298,716)
BNP Paribas Securities Corp. (Maturity Value $23,373,591)
Deutsche Bank Securities, Inc. (Maturity Value $13,551,534)
HSBC Securities (USA), Inc. (Maturity Value $23,373,591)
Collateralized by U.S. Government Agency Securities, 3.20%
- 4.00%, 11/29/32 - 3/20/50; U.S. Government Agency Strips,
11/15/33 - 11/15/33; U.S. Treasury Bills, 12/31/20 - 2/18/21;
U.S. Treasury Bonds, Index Linked, 1.75%, 1/15/28; and U.S.
Treasury Notes, 0.32% - 2.875%, 11/30/20 - 4/30/25 (valued at
$61,515,409) ....................................... 60,298,619 $ 60,298,619
Total Repurchase Agreements (Cost $60,298,619) ...............................
60,298,619
Total Short Term Investments (Cost $60,298,619 ) ................................
60,298,619
a
Total Investments (Cost $796,404,764) 99.8% ...................................
$821,349,213
Other Assets, less Liabilities 0.2% .............................................
1,326,106
Net Assets 100.0% ...........................................................
$822,675,319
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation.
b
The security was issued on a discount basis with no stated coupon rate.
c
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
d
At September 30, 2020, all repurchase agreements had been entered into on that date.
e
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Franklin VolSmart Allocation VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 64.0%
Aerospace & Defense 1.5%
BWX Technologies, Inc. ................................ United States 253 $ 14,246
General Dynamics Corp. ................................ United States 5,100 705,993
Huntington Ingalls Industries, Inc. ......................... United States 441 62,071
Lockheed Martin Corp. ................................. United States 1,363 522,411
Northrop Grumman Corp. ............................... United States 735 231,885
Raytheon Technologies Corp. ............................ United States 21,145 1,216,683
2,753,289
Air Freight & Logistics 1.3%
CH Robinson Worldwide, Inc. ............................ United States 1,647 168,307
Expeditors International of Washington, Inc. ................. United States 1,910 172,893
United Parcel Service, Inc., B ............................ United States 12,591 2,098,039
2,439,239
Auto Components 0.0%
†
Gentex Corp. ........................................ United States 3,102 79,877
Beverages 1.4%
a
Boston Beer Co., Inc. (The), A ............................ United States 23 20,317
Brown-Forman Corp., A ................................. United States 567 38,942
Brown-Forman Corp., B ................................ United States 860 64,775
Coca-Cola Co. (The) ................................... United States 11,342 559,955
a
Monster Beverage Corp. ................................ United States 3,707 297,301
PepsiCo, Inc. ........................................ United States 11,824 1,638,806
2,620,096
Biotechnology 1.6%
AbbVie, Inc. ......................................... United States 11,352 994,322
Amgen, Inc. ......................................... United States 2,305 585,839
a
Biogen, Inc. ......................................... United States 1,724 489,064
a
Exelixis , Inc. ......................................... United States 2,933 71,712
Gilead Sciences, Inc. .................................. United States 6,802 429,818
a
Regeneron Pharmaceuticals, Inc. ......................... United States 471 263,656
a
Vertex Pharmaceuticals, Inc. ............................. United States 720 195,927
3,030,338
Building Products 0.6%
A O Smith Corp. ...................................... United States 341 18,005
Allegion plc .......................................... United States 419 41,443
Johnson Controls International plc ......................... United States 20,492 837,098
Lennox International, Inc. ............................... United States 224 61,065
Masco Corp. ......................................... United States 1,286 70,897
a
Trex Co., Inc. ........................................ United States 320 22,912
1,051,420
Capital Markets 1.2%
Evercore , Inc., A ...................................... United States 98 6,415
FactSet Research Systems, Inc. .......................... United States 433 145,003
Invesco Ltd. ......................................... United States 3,095 35,314
Lazard Ltd., A ........................................ United States 1,246 41,180
MarketAxess Holdings, Inc. .............................. United States 432 208,047
Moody's Corp. ........................................ United States 1,147 332,458
Morningstar, Inc. ...................................... United States 208 33,407
MSCI, Inc. ........................................... United States 888 316,821
Nasdaq, Inc. ......................................... United States 3,270 401,262
S&P Global, Inc. ...................................... United States 1,181 425,869
SEI Investments Co. ................................... United States 1,165 59,089
State Street Corp. ..................................... United States 1,450 86,028

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
T Rowe Price Group, Inc. ............................... United States 1,106 $ 141,811
2,232,704
Chemicals 4.3%
Air Products and Chemicals, Inc. .......................... United States 9,705 2,890,731
Albemarle Corp. ...................................... United States 13,886 1,239,742
Celanese Corp. ....................................... United States 769 82,629
Eastman Chemical Co. ................................. United States 1,124 87,807
Ecolab, Inc. .......................................... United States 5,360 1,071,143
Huntsman Corp. ...................................... United States 491 10,905
Linde plc ............................................ United Kingdom 9,700 2,309,861
LyondellBasell Industries NV, A ........................... United States 3,783 266,664
NewMarket Corp. ..................................... United States 85 29,097
Valvoline, Inc. ........................................ United States 1,182 22,505
8,011,084
Commercial Services & Supplies 1.0%
Cintas Corp. ......................................... United States 4,383 1,458,794
a
Copart , Inc. .......................................... United States 2,274 239,134
a
IAA, Inc. ............................................ United States 642 33,429
Rollins, Inc. .......................................... United States 1,731 93,803
1,825,160
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................... United States 152 31,453
a
Ciena Corp. ......................................... United States 398 15,797
Cisco Systems, Inc. ................................... United States 11,071 436,087
a
F5 Networks, Inc. ..................................... United States 732 89,868
Motorola Solutions, Inc. ................................. United States 1,704 267,204
Ubiquiti, Inc. ......................................... United States 112 18,666
859,075
Consumer Finance 0.0%
†
Santander Consumer USA Holdings, Inc. ................... United States 1,059 19,263
Containers & Packaging 0.1%
Avery Dennison Corp. .................................. United States 210 26,846
Packaging Corp. of America ............................. United States 891 97,164
Sonoco Products Co. .................................. United States 1,081 55,207
179,217
Distributors 0.1%
Pool Corp. .......................................... United States 437 146,194
Diversified Consumer Services 0.0%
†
a
Grand Canyon Education, Inc. ............................ United States 118 9,433
H&R Block, Inc. ....................................... United States 2,641 43,022
52,455
Diversified Financial Services 0.0%
†
Equitable Holdings, Inc. ................................. United States 1,059 19,316
Jefferies Financial Group, Inc. ............................ United States 564 10,152
29,468
Diversified Telecommunication Services 0.6%
AT&T, Inc. ........................................... United States 17,157 489,146

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. ............................ United States 9,226 $ 548,855
1,038,001
Electric Utilities 1.1%
Alliant Energy Corp. ................................... United States 2,388 123,340
American Electric Power Co., Inc. ......................... United States 2,181 178,253
Evergy , Inc. .......................................... United States 1,744 88,630
Eversource Energy .................................... United States 3,046 254,494
Hawaiian Electric Industries, Inc. .......................... United States 1,121 37,262
NextEra Energy, Inc. ................................... United States 2,071 574,827
PPL Corp. ........................................... United States 5,766 156,893
Southern Co. (The) .................................... United States 8,091 438,694
Xcel Energy, Inc. ...................................... United States 2,409 166,245
2,018,638
Electrical Equipment 0.5%
Emerson Electric Co. .................................. United States 6,566 430,533
a
Generac Holdings, Inc. ................................. United States 150 29,046
GrafTech International Ltd. .............................. United States 406 2,777
nVent Electric plc ..................................... United States 14,200 251,198
Rockwell Automation, Inc. ............................... United States 1,345 296,814
1,010,368
Entertainment 0.1%
Activision Blizzard, Inc. ................................. United States 1,946 157,529
a
Electronic Arts, Inc. .................................... United States 813 106,023
263,552
Equity Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp. .................................. United States 2,051 495,788
CoreSite Realty Corp. .................................. United States 101 12,007
EPR Properties ....................................... United States 827 22,743
Gaming and Leisure Properties, Inc. ....................... United States 2,015 74,414
Kimco Realty Corp. .................................... United States 3,939 44,353
National Retail Properties, Inc. ........................... United States 1,921 66,294
Public Storage ....................................... United States 1,954 435,195
Realty Income Corp. ................................... United States 3,530 214,447
Simon Property Group, Inc. .............................. United States 2,839 183,627
Spirit Realty Capital, Inc. ................................ United States 1,130 38,137
STORE Capital Corp. .................................. United States 2,172 59,578
WP Carey, Inc. ....................................... United States 1,513 98,587
1,745,170
Food & Staples Retailing 1.5%
Casey's General Stores, Inc. ............................. United States 371 65,908
Costco Wholesale Corp. ................................ United States 1,717 609,535
Kroger Co. (The) ...................................... United States 6,180 209,564
a
Sprouts Farmers Market, Inc. ............................ United States 1,032 21,600
Walgreens Boots Alliance, Inc. ........................... United States 7,092 254,744
Walmart, Inc. ........................................ United States 11,757 1,644,922
2,806,273
Food Products 1.3%
Campbell Soup Co. .................................... United States 472 22,831
Flowers Foods, Inc. .................................... United States 2,078 50,558
General Mills, Inc. ..................................... United States 6,974 430,156
Hershey Co. (The) .................................... United States 1,942 278,366

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Hormel Foods Corp. ................................... United States 3,322 $ 162,413
Ingredion, Inc. ........................................ United States 700 52,976
J M Smucker Co. (The) ................................. United States 931 107,549
Kellogg Co. .......................................... United States 1,912 123,496
McCormick & Co., Inc. ................................. United States 5,450 1,057,845
Tyson Foods, Inc., A ................................... United States 3,092 183,912
2,470,102
Gas Utilities 0.1%
Atmos Energy Corp. ................................... United States 1,177 112,509
Health Care Equipment & Supplies 5.2%
Abbott Laboratories .................................... United States 12,160 1,323,373
a
ABIOMED, Inc. ....................................... United States 111 30,754
a
Align Technology, Inc. .................................. United States 220 72,019
Becton Dickinson and Co. ............................... United States 7,100 1,652,028
DENTSPLY SIRONA, Inc. ............................... United States 5,300 231,769
Medtronic plc ........................................ United States 16,400 1,704,288
ResMed , Inc. ........................................ United States 1,522 260,916
Stryker Corp. ........................................ United States 10,800 2,250,396
West Pharmaceutical Services, Inc. ........................ United States 7,505 2,063,125
9,588,668
Health Care Providers & Services 1.1%
Chemed Corp. ....................................... United States 149 71,572
CVS Health Corp. ..................................... United States 6,350 370,840
Humana, Inc. ........................................ United States 340 140,723
Premier, Inc., A ....................................... United States 352 11,556
UnitedHealth Group, Inc. ................................ United States 4,837 1,508,031
2,102,722
Health Care Technology 0.2%
Cerner Corp. ......................................... United States 2,976 215,135
a
Veeva Systems, Inc., A ................................. United States 348 97,854
312,989
Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc. ............................... United States 1,505 151,614
Domino's Pizza, Inc. ................................... United States 498 211,789
Las Vegas Sands Corp. ................................. United States 3,219 150,199
McDonald's Corp. ..................................... United States 8,121 1,782,478
Starbucks Corp. ...................................... United States 5,932 509,677
Yum! Brands, Inc. ..................................... United States 3,952 360,818
3,166,575
Household Durables 0.3%
DR Horton, Inc. ....................................... United States 1,486 112,386
Garmin Ltd. .......................................... United States 1,614 153,104
a
NVR, Inc. ........................................... United States 34 138,826
PulteGroup, Inc. ...................................... United States 1,722 79,712
484,028
Household Products 2.3%
Church & Dwight Co., Inc. ............................... United States 2,749 257,609
Clorox Co. (The) ...................................... United States 1,670 350,984
Colgate-Palmolive Co. ................................. United States 17,820 1,374,813
Kimberly-Clark Corp. ................................... United States 2,997 442,537

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products (continued)
Procter & Gamble Co. (The) ............................. United States 13,146 $ 1,827,162
4,253,105
Industrial Conglomerates 3.3%
3M Co. ............................................. United States 3,384 542,049
Carlisle Cos., Inc. ..................................... United States 3,160 386,689
Honeywell International, Inc. ............................. United States 12,929 2,128,243
Roper Technologies, Inc. ................................ United States 7,840 3,097,662
6,154,643
Insurance 0.6%
Aflac, Inc. ........................................... United States 8,240 299,524
American National Group, Inc. ............................ United States 87 5,875
Erie Indemnity Co., A ................................... United States 2,888 607,289
Progressive Corp. (The) ................................ United States 1,505 142,478
1,055,166
Interactive Media & Services 0.7%
a
Alphabet, Inc., A ...................................... United States 186 272,602
a
Alphabet, Inc., C ...................................... United States 184 270,406
a
Facebook, Inc., A ..................................... United States 2,353 616,251
a
Match Group, Inc. ..................................... United States 594 65,726
1,224,985
Internet & Direct Marketing Retail 0.2%
a
Booking Holdings, Inc. ................................. United States 193 330,161
a
IT Services 4.1%
Accenture plc, A ...................................... United States 13,026 2,943,746
a
Akamai Technologies, Inc. ............................... United States 413 45,653
Amdocs Ltd. ......................................... United States 1,556 89,330
Automatic Data Processing, Inc. .......................... United States 3,526 491,842
Booz Allen Hamilton Holding Corp. ........................ United States 913 75,761
Broadridge Financial Solutions, Inc. ........................ United States 1,348 177,936
Cognizant Technology Solutions Corp., A .................... United States 4,687 325,371
International Business Machines Corp. ..................... United States 4,239 515,759
Jack Henry & Associates, Inc. ............................ United States 892 145,030
Mastercard , Inc., A .................................... United States 1,759 594,841
Paychex, Inc. ........................................ United States 3,934 313,815
Visa, Inc., A .......................................... United States 9,511 1,901,915
7,620,999
Life Sciences Tools & Services 0.2%
a
Mettler -Toledo International, Inc. .......................... United States 274 264,616
a
Waters Corp. ........................................ United States 180 35,222
299,838
Machinery 1.7%
Allison Transmission Holdings, Inc. ........................ United States 922 32,399
Cummins, Inc. ........................................ United States 1,702 359,394
Donaldson Co., Inc. ................................... United States 7,830 363,469
Dover Corp. ......................................... United States 8,244 893,155
Graco , Inc. .......................................... United States 1,799 110,369
Illinois Tool Works, Inc. ................................. United States 2,239 432,597
Lincoln Electric Holdings, Inc. ............................ United States 140 12,885
Otis Worldwide Corp. .................................. United States 1,021 63,731
PACCAR, Inc. ........................................ United States 2,182 186,081
Pentair plc .......................................... United States 12,800 585,856

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Snap-on, Inc. ........................................ United States 427 $ 62,824
Toro Co. (The) ....................................... United States 1,287 108,044
3,210,804
Media 0.5%
Cable One, Inc. ....................................... United States 32 60,334
Comcast Corp., A ..................................... United States 13,370 618,496
Interpublic Group of Cos., Inc. (The) ....................... United States 3,301 55,028
Omnicom Group, Inc. .................................. United States 2,393 118,453
852,311
Metals & Mining 0.2%
Newmont Corp. ....................................... United States 2,106 133,626
Nucor Corp. ......................................... United States 1,912 85,772
Reliance Steel & Aluminum Co. ........................... United States 305 31,122
Royal Gold, Inc. ...................................... United States 296 35,570
Steel Dynamics, Inc. ................................... United States 1,642 47,011
333,101
Multiline Retail 1.5%
Dollar General Corp. ................................... United States 2,636 552,558
Nordstrom, Inc. ....................................... United States 1,315 15,675
Target Corp. ......................................... United States 13,668 2,151,617
2,719,850
Multi-Utilities 0.7%
Ameren Corp. ........................................ United States 1,850 146,298
Consolidated Edison, Inc. ............................... United States 3,291 256,040
Dominion Energy, Inc. .................................. United States 5,271 416,040
Public Service Enterprise Group, Inc. ...................... United States 5,648 310,131
WEC Energy Group, Inc. ................................ United States 781 75,679
1,204,188
Oil, Gas & Consumable Fuels 0.5%
Cabot Oil & Gas Corp. ................................. United States 2,896 50,275
Chevron Corp. ....................................... United States 5,790 416,880
EOG Resources, Inc. .................................. United States 5,130 184,372
Exxon Mobil Corp. ..................................... United States 5,700 195,681
847,208
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), A .......................... United States 2,552 556,974
Nu Skin Enterprises, Inc., A .............................. United States 546 27,349
584,323
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co. ................................ United States 8,865 534,471
Eli Lilly and Co. ....................................... United States 2,483 367,534
a
Horizon Therapeutics plc ................................ United States 461 35,810
Johnson & Johnson ................................... United States 11,758 1,750,531
Merck & Co., Inc. ..................................... United States 6,558 543,986
Perrigo Co. plc ....................................... United States 4,440 203,840
Pfizer, Inc. ........................................... United States 27,998 1,027,527
Zoetis, Inc. .......................................... United States 1,224 202,413
4,666,112

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.1%
a
FTI Consulting, Inc. .................................... United States 91 $ 9,643
Robert Half International, Inc. ............................ United States 1,521 80,522
Verisk Analytics, Inc. ................................... United States 392 72,642
162,807
Road & Rail 0.9%
JB Hunt Transport Services, Inc. .......................... United States 996 125,875
Landstar System, Inc. .................................. United States 427 53,584
Norfolk Southern Corp. ................................. United States 4,000 855,960
Old Dominion Freight Line, Inc. ........................... United States 508 91,907
Schneider National, Inc., B .............................. United States 152 3,759
Union Pacific Corp. .................................... United States 3,116 613,447
1,744,532
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc. ................................... United States 14,914 1,741,060
Applied Materials, Inc. .................................. United States 9,423 560,197
a
Cirrus Logic, Inc. ...................................... United States 146 9,848
a
Enphase Energy, Inc. .................................. United States 276 22,795
Intel Corp. ........................................... United States 8,413 435,625
KLA Corp. ........................................... United States 1,699 329,164
Lam Research Corp. ................................... United States 1,580 524,165
Maxim Integrated Products, Inc. .......................... United States 3,046 205,940
Monolithic Power Systems, Inc. ........................... United States 115 32,155
NVIDIA Corp. ........................................ United States 1,491 806,959
QUALCOMM, Inc. ..................................... United States 6,096 717,377
Skyworks Solutions, Inc. ................................ United States 2,204 320,682
a
SolarEdge Technologies, Inc. ............................ United States 127 30,271
Texas Instruments, Inc. ................................. United States 18,458 2,635,618
Xilinx, Inc. ........................................... United States 2,844 296,459
8,668,315
Software 4.3%
a
Adobe, Inc. .......................................... United States 1,301 638,049
a
Aspen Technology, Inc. ................................. United States 564 71,397
a
Cadence Design Systems, Inc. ........................... United States 1,984 211,554
Citrix Systems, Inc. .................................... United States 918 126,418
a
Fair Isaac Corp. ...................................... United States 69 29,351
a
Fortinet, Inc. ......................................... United States 354 41,705
Intuit, Inc. ........................................... United States 1,824 595,007
Microsoft Corp. ....................................... United States 28,090 5,908,170
Oracle Corp. ......................................... United States 5,026 300,052
a
Tyler Technologies, Inc. ................................. United States 101 35,205
a
VMware, Inc., A ....................................... United States 193 27,728
7,984,636
Specialty Retail 3.0%
a
AutoZone, Inc. ....................................... United States 223 262,614
Best Buy Co., Inc. ..................................... United States 2,821 313,949
Foot Locker, Inc. ...................................... United States 1,485 49,050
Gap, Inc. (The) ....................................... United States 2,793 47,565
Home Depot, Inc. (The) ................................. United States 2,131 591,800
Lowe's Cos., Inc. ...................................... United States 8,400 1,393,224
a
O'Reilly Automotive, Inc. ................................ United States 869 400,678
Ross Stores, Inc. ..................................... United States 15,231 1,421,357
TJX Cos., Inc. (The) ................................... United States 9,756 542,921
Tractor Supply Co. .................................... United States 1,410 202,109
a
Ulta Beauty, Inc. ...................................... United States 654 146,483

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Williams-Sonoma, Inc. ................................. United States 991 $ 89,626
5,461,376
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. .......................................... United States 6,660 771,295
HP, Inc. ............................................. United States 18,369 348,827
NetApp, Inc. ......................................... United States 2,534 111,090
Xerox Holdings Corp. .................................. United States 445 8,353
1,239,565
Textiles, Apparel & Luxury Goods 1.5%
Carter's, Inc. ......................................... United States 485 41,991
Hanesbrands, Inc. ..................................... United States 2,240 35,280
a
Lululemon Athletica, Inc. ................................ United States 1,299 427,852
NIKE, Inc., B ......................................... United States 17,571 2,205,863
2,710,986
Tobacco 0.6%
Altria Group, Inc. ...................................... United States 12,957 500,658
Philip Morris International, Inc. ........................... United States 7,217 541,203
1,041,861
Trading Companies & Distributors 0.7%
Fastenal Co. ......................................... United States 7,001 315,675
MSC Industrial Direct Co., Inc., A .......................... United States 470 29,742
Watsco , Inc. ......................................... United States 326 75,922
WW Grainger, Inc. ..................................... United States 2,194 782,753
1,204,092
Total Common Stocks (Cost $80,499,647) ......................................
118,023,438
Management Investment Companies 31.1%
b
Capital Markets 31.1%
Franklin Income Fund, Class R6 .......................... United States 6,741,127 13,954,134
Franklin Liberty U.S. Core Bond ETF ....................... United States 1,030,425 27,038,352
Franklin Low Duration Total Return Fund, Class R6 ............ United States 1,061,726 10,203,187
Franklin Strategic Income Fund, Class R6 ................... United States 660,954 6,120,433
57,316,106
Total Management Investment Companies (Cost $57,615,697) ....................
57,316,106
Total Long Term Investments (Cost $138,115,344) ...............................
175,339,544
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 172 .
At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2020, the Fund had the following total return swap contracts outstanding. See Note 3 .
Short Term Investments 4.2%
a a
Country Shares
a
Value
a
Money Market Funds 4.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 7,673,199 $ 7,673,199
Total Money Market Funds (Cost $7,673,199) ...................................
7,673,199
Total Short Term Investments (Cost $7,673,199 ) .................................
7,673,199
a
Total Investments (Cost $145,788,543) 99.3% ...................................
$183,012,743
Other Assets, less Liabilities 0.7% .............................................
1,371,080
Net Assets 100.0% ...........................................................
$184,383,823
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 10 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 154 $ 25,810,400 12/18/20 $ 331,220
Total Futures Contracts ...................................................................... $331,220
*
As of period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. 0% Monthly BZWS 12/01/20 3,500,000 $ (460)
Total Return Swap Contracts .................................................................... $(460)
*
In U.S. dollars unless otherwise stated.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Templeton Developing Markets VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a Industry Shares a Value
a
Common Stocks 94.4%
Brazil 2.1%
a
B2W Cia Digital .................. Internet & Direct Marketing Retail 76,800 $ 1,230,244
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 61,400 601,304
a
Lojas Americanas SA ............. Multiline Retail 170,860 742,188
a
M Dias Branco SA ................ Food Products 106,200 645,842
Vale SA ........................ Metals & Mining 278,500 2,930,692
6,150,270
Cambodia 0.6%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,525,400 1,823,084
China 30.7%
a
Alibaba Group Holding Ltd., ADR .... Internet & Direct Marketing Retail 93,210 27,401,876
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,686,100 689,896
a
Baidu, Inc., ADR ................. Interactive Media & Services 15,784 1,998,097
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,756,600 7,330,506
China Merchants Bank Co. Ltd., H .... Banks 606,700 2,879,062
China Merchants Bank Co. Ltd., A .... Banks 340,000 1,809,911
China Mobile Ltd. ................ Wireless Telecommunication Services 539,500 3,463,227
China Resources Cement Holdings Ltd. Construction Materials 2,429,000 3,339,291
CNOOC Ltd. .................... Oil, Gas & Consumable Fuels 2,008,500 1,931,945
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 450,972 259,063
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 418,400 1,808,580
NetEase , Inc., ADR ............... Entertainment 4,253 1,933,712
Ping An Bank Co. Ltd., A ........... Banks 802,600 1,801,033
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 41,852 434,462
Ping An Insurance Group Co. of China
Ltd., A ....................... Insurance 202,225 2,280,564
a
Prosus NV ..................... Internet & Direct Marketing Retail 32,057 2,958,317
Sunny Optical Technology Group Co.
Ltd. .........................
Electronic Equipment, Instruments &
Components 91,500 1,421,217
Tencent Holdings Ltd. ............. Interactive Media & Services 337,501 22,796,109
Uni -President China Holdings Ltd. .... Food Products 1,814,017 1,663,655
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 306,139 529,724
88,730,247
Czech Republic 0.3%
b
Moneta Money Bank A/S, 144A, Reg S Banks 390,403 896,212
Hungary 0.9%
Richter Gedeon Nyrt . ............. Pharmaceuticals 116,965 2,468,188
India 5.3%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 60,776 2,010,577
Coal India Ltd. .................. Oil, Gas & Consumable Fuels 442,535 700,434
a
ICICI Bank Ltd. .................. Banks 1,579,654 7,659,822
Infosys Ltd. ..................... IT Services 306,365 4,224,589
Tata Chemicals Ltd. .............. Chemicals 165,900 679,261
15,274,683
Indonesia 0.8%
Astra International Tbk . PT ......... Automobiles 7,340,300 2,210,098
Kenya 0.1%
a
Equity Group Holdings plc .......... Banks 764,354 258,542
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Macau 0.0%
†
c
MGM China Holdings Ltd. .......... Hotels, Restaurants & Leisure 63,300 $ 78,890
Mexico 1.2%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 949,761 3,039,235
b
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,999,500 578,334
3,617,569
Pakistan 0.3%
Habib Bank Ltd. ................. Banks 1,116,900 880,986
Peru 0.3%
Intercorp Financial Services, Inc. ..... Banks 31,950 750,825
Philippines 0.2%
BDO Unibank , Inc. ............... Banks 327,469 584,449
Russia 7.2%
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 312,600 1,360,417
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 95,250 5,503,633
a,b
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 50,100 1,370,820
a
Sberbank of Russia PJSC, ADR ..... Banks 498,847 5,823,770
a
Yandex NV, A ................... Interactive Media & Services 105,414 6,878,263
20,936,903
South Africa 4.4%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 580,084 1,093,088
a
Naspers Ltd., N .................. Internet & Direct Marketing Retail 66,341 11,717,337
12,810,425
South Korea 19.0%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 64,280 2,015,144
Hankook Tire & Technology Co. Ltd. .. Auto Components 14,400 389,269
KT Skylife Co. Ltd. ............... Media 104,056 830,288
LG Corp. ....................... Industrial Conglomerates 96,342 6,136,593
NAVER Corp. ................... Interactive Media & Services 52,323 13,338,696
POSCO ....................... Metals & Mining 15,429 2,591,247
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 513,903 25,593,474
Samsung Life Insurance Co. Ltd. ..... Insurance 80,106 4,193,923
55,088,634
Taiwan 14.7%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 114,000 721,205
CTBC Financial Holding Co. Ltd. ..... Banks 350,500 224,214
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,388,000 3,736,298
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 5,300 621,453
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 267,000 5,664,497
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,087,831 31,448,584
42,416,251
Thailand 1.2%
Kasikornbank PCL ............... Banks 705,000 1,726,135
Kiatnakin Phatra Bank PCL ......... Banks 859,600 1,016,761
Thai Beverage PCL ............... Beverages 1,450,900 645,593
3,388,489

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 172 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 3.0%
Unilever plc ..................... Personal Products 142,468 $ 8,783,954
United States 2.1%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 64,484 4,476,479
a
IMAX Corp. ..................... Entertainment 124,255 1,486,090
5,962,569
Total Common Stocks (Cost $189,798,726) .....................................
273,111,268
Preferred Stocks 2.5%
Brazil 2.5%
d
Banco Bradesco SA, ADR, 12.04% ... Banks 1,026,866 3,522,150
d
Itau Unibanco Holding SA, ADR, 6.71% Banks 897,443 3,571,823
7,093,973
Total Preferred Stocks (Cost $11,447,177) ......................................
7,093,973
Total Long Term Investments (Cost $201,245,903) ...............................
280,205,241
Short Term Investments 3.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.0%
United States 3.0%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 8,808,068 8,808,068
Total Money Market Funds (Cost $8,808,068) ...................................
8,808,068
a a a a a
Total Short Term Investments (Cost $8,808,068 ) .................................
8,808,068
a a a
a
Total Investments (Cost $210,053,971) 99.9% ...................................
$289,013,309
Other Assets, less Liabilities 0.1% .............................................
197,047
Net Assets 100.0% ...........................................................
$289,210,356
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $3,535,262, representing 1.2% of net assets.
c
A portion or all of the security is on loan at September 30, 2020.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 10 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Templeton Foreign VIP Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 87.1%
Aerospace & Defense 2.1%
BAE Systems plc ..................................... United Kingdom 2,425,479 $ 15,064,054
a
Dassault Aviation SA ................................... France 10,152 8,561,910
23,625,964
Airlines 0.4%
International Consolidated Airlines Group SA ................. United Kingdom 3,659,305 4,469,365
Auto Components 2.7%
Cie Generale des Etablissements Michelin SCA .............. France 171,911 18,450,295
Toyota Industries Corp. ................................. Japan 186,300 11,793,499
30,243,794
Automobiles 4.1%
Bayerische Motoren Werke AG ........................... Germany 235,253 17,070,353
Honda Motor Co. Ltd. .................................. Japan 517,600 12,288,100
Isuzu Motors Ltd. ..................................... Japan 1,906,500 16,669,071
46,027,524
Banks 8.3%
a
ING Groep NV ....................................... Netherlands 1,953,931 13,941,975
Kasikornbank PCL .................................... Thailand 1,860,000 4,554,056
b
KB Financial Group, Inc., ADR ........................... South Korea 956,806 30,732,609
Shinhan Financial Group Co. Ltd. ......................... South Korea 366,922 8,635,597
a
Standard Chartered plc ................................. United Kingdom 3,926,281 18,067,848
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 606,500 16,953,407
92,885,492
Beverages 1.9%
Kirin Holdings Co. Ltd. ................................. Japan 1,159,100 21,764,727
Biotechnology 0.6%
a
Galapagos NV ....................................... Belgium 44,734 6,340,582
a
Chemicals 1.8%
c
Covestro AG, 144A, Reg S .............................. Germany 216,793 10,748,484
b
Tosoh Corp. ......................................... Japan 574,100 9,318,441
20,066,925
Construction & Engineering 0.4%
Sinopec Engineering Group Co. Ltd., H ..................... China 11,734,000 4,337,477
Diversified Telecommunication Services 0.5%
China Telecom Corp. Ltd., H ............................. China 19,921,557 5,985,425
Electric Utilities 0.1%
a
Siemens Energy AG ................................... Germany 34,829 939,011
a
Electronic Equipment, Instruments & Components 2.6%
b
Hitachi Ltd. .......................................... Japan 684,800 23,180,364
a
Landis+Gyr Group AG .................................. Switzerland 120,834 6,577,702
29,758,066
Energy Equipment & Services 1.4%
SBM Offshore NV ..................................... Netherlands 960,511 15,318,465
Food & Staples Retailing 3.0%
Matsumotokiyoshi Holdings Co. Ltd. ....................... Japan 388,300 14,154,126
Sundrug Co. Ltd. ...................................... Japan 515,000 19,407,374
33,561,500

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.5%
Sinopharm Group Co. Ltd., H ............................ China 2,794,800 $ 5,906,016
Household Durables 2.6%
Panasonic Corp. ...................................... Japan 1,239,300 10,553,451
Sony Corp. .......................................... Japan 248,300 19,024,806
29,578,257
Industrial Conglomerates 2.9%
CK Hutchison Holdings Ltd. .............................. United Kingdom 3,873,500 23,472,611
Siemens AG ......................................... Germany 69,658 8,795,171
32,267,782
Insurance 2.1%
AIA Group Ltd. ....................................... Hong Kong 2,416,800 24,023,383
Interactive Media & Services 1.6%
a
Baidu, Inc., ADR ...................................... China 138,230 17,498,536
a
Internet & Direct Marketing Retail 1.5%
a
Alibaba Group Holding Ltd. .............................. China 466,400 17,122,177
a
Machinery 1.3%
Komatsu Ltd. ........................................ Japan 655,000 14,381,708
Marine 0.5%
AP Moller - Maersk A/S, B ............................... Denmark 3,684 5,822,729
Media 1.4%
a
Informa plc .......................................... United Kingdom 961,990 4,662,632
Nippon Television Holdings, Inc. .......................... Japan 338,900 3,642,835
TBS Holdings, Inc. .................................... Japan 441,700 7,629,731
15,935,198
Metals & Mining 6.3%
Alamos Gold, Inc., A ................................... Canada 1,135,752 10,005,975
a
ArcelorMittal SA ...................................... Luxembourg 1,011,540 13,453,977
Sumitomo Metal Mining Co. Ltd. .......................... Japan 670,600 20,792,268
Wheaton Precious Metals Corp. .......................... Brazil 544,400 26,706,955
70,959,175
Multi-Utilities 1.9%
E.ON SE ............................................ Germany 1,972,849 21,740,927
Oil, Gas & Consumable Fuels 4.1%
BP plc .............................................. United Kingdom 4,985,758 14,419,278
Equinor ASA ......................................... Norway 1,303,205 18,456,642
Galp Energia SGPS SA, B .............................. Portugal 1,139,637 10,568,437
Husky Energy, Inc. .................................... Canada 1,163,600 2,691,213
46,135,570
Pharmaceuticals 11.3%
Bayer AG ........................................... Germany 552,576 34,083,207
Novartis AG ......................................... Switzerland 128,920 11,190,354
Roche Holding AG .................................... Switzerland 63,327 21,686,180
Sanofi .............................................. France 228,345 22,877,994
Takeda Pharmaceutical Co. Ltd. .......................... Japan 1,053,394 37,640,688
127,478,423
Real Estate Management & Development 3.5%
CK Asset Holdings Ltd. ................................. Hong Kong 3,560,500 17,495,467

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See abbreviations on page 172
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd. ................................ Japan 811,000 $ 14,108,754
Swire Pacific Ltd., A ................................... Hong Kong 1,628,500 7,884,401
39,488,622
Semiconductors & Semiconductor Equipment 7.4%
Infineon Technologies AG ............................... Germany 590,665 16,644,813
NXP Semiconductors NV ............................... Netherlands 221,300 27,620,453
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 2,587,000 38,967,468
83,232,734
Technology Hardware, Storage & Peripherals 4.0%
Samsung Electronics Co. Ltd. ............................ South Korea 909,188 45,279,516
Thrifts & Mortgage Finance 1.7%
Housing Development Finance Corp. Ltd. ................... India 779,117 18,519,888
Tobacco 1.8%
Imperial Brands plc .................................... United Kingdom 1,122,761 19,832,666
Wireless Telecommunication Services 0.8%
Vodafone Group plc, ADR ............................... United Kingdom 700,303 9,398,066
Total Common Stocks (Cost $956,828,334) .....................................
979,925,690
Short Term Investments 14.2%
a a
Country Shares
a
Value
a
Money Market Funds 12.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 139,440,745 139,440,745
Total Money Market Funds (Cost $139,440,745) .................................
139,440,745
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.8%
Money Market Funds 1.8%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 20,019,296 20,019,296
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $20,019,296) ...........................................................
20,019,296
Total Short Term Investments (Cost $159,460,041 ) ...............................
159,460,041
a
Total Investments (Cost $1,116,288,375) 101.3% .................................
$1,139,385,731
Other Assets, less Liabilities (1.3)% ...........................................
(14,199,703)
Net Assets 100.0% ...........................................................
$1,125,186,028
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2020.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the value of this security was $10,748,484, representing 1.0% of net assets.
d
See Note 10 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Templeton Global Bond VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

0
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 43.4%
Argentina 1.7%
a,b
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 313,864,228 ARS $ 2,161,422
Index Linked, 1.2%, 3/18/22 ....... 1,688,192,709 ARS 11,411,944
Index Linked, 1.4%, 3/25/23 ....... 1,016,838,069 ARS 6,641,116
Index Linked, 1.5%, 3/25/24 ....... 1,016,838,073 ARS 6,249,308
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 31.641%, (ARS
BADLAR + 2%), 4/03/22 ......... 24,036,000 ARS 162,162
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 820,823,000 ARS 4,635,533
16%, 10/17/23 ................. 844,288,000 ARS 3,321,007
15.5%, 10/17/26 ................ 1,668,306,000 ARS 4,981,500
39,563,992
Brazil 0.9%
Brazil Notas do Tesouro Nacional, 10%,
1/01/21 ...................... 117,516,000 BRL 21,337,302
Colombia 1.6%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 2,386,000,000 COP 638,510
Senior Bond, 4.375%, 3/21/23 ..... 362,000,000 COP 96,039
Senior Bond, 9.85%, 6/28/27 ...... 576,000,000 COP 193,936
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 17,524,600,000 COP 4,899,845
B, 10%, 7/24/24 ................ 40,977,000,000 COP 13,163,016
B, 7.5%, 8/26/26 ............... 35,134,200,000 COP 10,588,253
B, 6%, 4/28/28 ................. 29,113,600,000 COP 8,046,630
37,626,229
Ghana 1.6%
Ghana Government Bond ,
24.75%, 3/01/21 ................ 690,000 GHS 124,100
16.5%, 3/22/21 ................ 1,730,000 GHS 302,032
16.25%, 5/17/21 ................ 7,250,000 GHS 1,263,402
24.5%, 6/21/21 ................ 80,000 GHS 14,665
24.75%, 7/19/21 ................ 1,190,000 GHS 218,866
18.75%, 1/24/22 ................ 26,990,000 GHS 4,758,557
17.6%, 11/28/22 ................ 520,000 GHS 88,923
19%, 9/18/23 .................. 150,000 GHS 25,244
19.75%, 3/25/24 ................ 26,840,000 GHS 4,653,375
19%, 11/02/26 ................. 80,510,000 GHS 13,440,566
19.75%, 3/15/32 ................ 80,510,000 GHS 12,992,503
37,882,233
India 2.9%
India Government Bond ,
8.79%, 11/08/21 ................ 653,000,000 INR 9,317,693
8.2%, 2/15/22 ................. 500,000,000 INR 7,166,431
8.35%, 5/14/22 ................ 212,700,000 INR 3,067,046
8.15%, 6/11/22 ................. 1,621,000,000 INR 23,394,502
6.84%, 12/19/22 ................ 98,000,000 INR 1,399,068
7.16%, 5/20/23 ................ 133,700,000 INR 1,921,941
8.83%, 11/25/23 ................ 1,468,100,000 INR 22,137,798
68,404,479

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
Indonesia 4.5%
Indonesia Government Bond ,
FR34, 12.8%, 6/15/21 ........... 324,406,000,000 IDR $ 23,221,845
FR61, 7%, 5/15/22 .............. 244,849,000,000 IDR 17,141,076
FR35, Senior Bond, 12.9%, 6/15/22 . 71,229,000,000 IDR 5,456,582
FR43, 10.25%, 7/15/22 .......... 147,832,000,000 IDR 10,931,421
FR63, 5.625%, 5/15/23 .......... 258,951,000,000 IDR 17,714,128
FR46, 9.5%, 7/15/23 ............ 226,780,000,000 IDR 17,010,024
FR39, 11.75%, 8/15/23 .......... 5,491,000,000 IDR 434,760
FR70, 8.375%, 3/15/24 .......... 32,315,000,000 IDR 2,366,726
FR44, 10%, 9/15/24 ............. 4,454,000,000 IDR 347,071
FR81, 6.5%, 6/15/25 ............ 101,941,000,000 IDR 7,078,665
FR40, 11%, 9/15/25 ............. 46,856,000,000 IDR 3,829,092
105,531,390
Mexico 14.5%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 1,856,820,000 MXN 85,031,125
M, Senior Note, 7.25%, 12/09/21 ... 2,154,560,000 MXN 100,640,001
M, 6.5%, 6/09/22 ............... 2,147,994,000 MXN 100,306,979
M, Senior Note, 6.75%, 3/09/23 .... 229,144,000 MXN 10,900,780
M, Senior Bond, 8%, 12/07/23 ..... 836,490,000 MXN 41,507,324
d
Mexican Udibonos , S, Index Linked,
2.5%, 12/10/20 ................ 39,948,010 MXN 1,814,549
340,200,758
Norway 5.1%
e
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 335,990,000 NOK 36,899,393
144A, Reg S, 2%, 5/24/23 ........ 315,007,000 NOK 35,395,573
144A, Reg S, 3%, 3/14/24 ........ 265,052,000 NOK 31,132,908
144A, Reg S, 1.75%, 3/13/25 ...... 89,312,000 NOK 10,192,455
144A, Reg S, 1.5%, 2/19/26 ....... 52,969,000 NOK 6,031,298
119,651,627
South Korea 10.2%
Korea Treasury Bond ,
3%, 3/10/23 ................... 3,919,000,000 KRW 3,536,307
2.25%, 9/10/23 ................ 88,312,000,000 KRW 78,738,563
1.875%, 3/10/24 ................ 33,811,000,000 KRW 29,914,730
1.375%, 9/10/24 ................ 75,881,910,000 KRW 66,034,598
3%, 9/10/24 ................... 18,500,000,000 KRW 17,088,575
1.375%, 12/10/29 ............... 53,382,000,000 KRW 45,574,081
240,886,854
Supranational 0.4%
f
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 200,000,000 MXN 9,704,795
Total Foreign Government and Agency Securities (Cost $1,278,727,526) ...........
1,020,789,659

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 20.6%
United States 20.6%
U.S. Treasury Notes ,
1.125%, 9/30/21 ................ 3,497,000 $ 3,531,015
1.5%, 9/30/21 ................. 15,768,000 15,980,237
2.125%, 12/31/21 ............... 3,953,000 4,050,590
1.5%, 10/31/24 ................ 64,160,000 67,498,325
1.5%, 11/30/24 ................. 50,420,000 53,086,745
1.75%, 12/31/24 ................ 22,672,000 24,130,625
2%, 2/15/25 ................... 49,140,000 52,906,120
2.125%, 5/15/25 ................ 58,760,000 63,811,983
2.875%, 5/31/25 ................ 76,680,000 85,992,427
2.625%, 12/31/25 ............... 44,803,000 50,214,362
1.625%, 2/15/26 ................ 24,220,000 25,905,939
2.125%, 5/31/26 ................ 11,063,000 12,167,139
1.625%, 10/31/26 ............... 24,220,000 26,029,877
485,305,384
Total U.S. Government and Agency Securities (Cost $464,317,489) ................
485,305,384
Total Long Term Investments (Cost $1,743,045,015) .............................
1,506,095,043
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.8%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 AUD, Expires 4/29/21 ....... 1 3,162,000 AUD 125,981
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 AUD, Expires 1/22/21 .. 1 26,674,000 AUD 153,125
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 80.40 AUD, Expires 10/22/20 .. 1 31,615,000 AUD 2,577
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 AUD, Expires 4/29/21 ....... 1 19,266,000 AUD 106,239
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 AUD, Expires 6/21/21 ....... 1 29,640,000 AUD 205,441
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 81.10 AUD, Expires 10/30/20 .. 1 29,730,000 AUD 2,875
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 82.15 AUD, Expires 12/21/20 .. 1 35,514,000 AUD 29,416
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 84.33 AUD, Expires 11/12/20 .. 1 8,878,000 AUD 385
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price $1.45, Expires 1/22/21 ...... 1 16,911,280 203,778
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price $1.46, Expires 3/22/21 ...... 1 14,358,483 207,951

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty MSCO, February Strike
Price $1.47, Expires 2/02/21 ...... 1 22,794,030 $ 220,203
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price $1.48, Expires 1/21/21 ...... 1 19,862,726 164,590
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price $1.50, Expires 10/28/20 ...... 1 10,562,906 5,050
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price $1.53, Expires 2/08/21 ...... 1 20,676,864 110,445
Foreign Exchange USD/AUD,
Counterparty MSCO, November Strike
Price $1.54, Expires 11/19/20 ...... 1 21,734,568 17,647
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price $1.54, Expires 2/10/21 ...... 1 24,565,503 113,559
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price $104.78, Expires 2/01/21 ..... 1 4,536,000 93,193
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price $110.80, Expires 2/24/21 ..... 1 49,303,000 117,566
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price $115.00, Expires 2/24/21 ..... 1 98,607,000 42,781
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
$115.95, Expires 8/11/21 ......... 1 65,721,000 104,613
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
$22.83, Expires 6/09/21 .......... 1 7,291,000 379,766
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
$23.23, Expires 3/24/21 .......... 1 18,842,000 669,170
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price $23.36, Expires 2/12/21 ...... 1 23,370,000 678,195
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
$23.75, Expires 4/09/21 .......... 1 11,742,000 370,172
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price $23.97, Expires 12/07/20 ..... 1 26,279,000 330,593
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
$24.81, Expires 6/30/21 .......... 1 35,754,000 1,065,355
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
$25.48, Expires 4/09/21 .......... 1 11,205,000 195,189
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
$26.09, Expires 6/18/21 .......... 1 23,833,000 469,358

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price $26.72, Expires 11/09/20 ..... 1 34,941,000 $ 34,790
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price $28.75, Expires 3/30/21 ...... 1 24,669,000 152,767
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price $29.19, Expires 8/29/24 ...... 1 21,864,000 2,013,359
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price $29.71, Expires 8/09/24 ...... 1 21,864,000 1,876,822
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price $29.73, Expires 12/07/21 ..... 1 31,535,000 564,987
10,827,938
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 AUD, Expires 6/21/21 ....... 1 39,520,000 AUD 105,901
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 65.85 AUD, Expires 12/21/20 .. 1 17,757,000 AUD 22,815
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 66.78 AUD, Expires 11/12/20 .. 1 4,439,000 AUD 1,671
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 AUD, Expires 3/24/21 ....... 1 17,783,000 AUD 115,526
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 69.18 AUD, Expires 11/12/20 .. 1 2,664,000 AUD 2,423
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 AUD, Expires 6/24/21 ....... 1 15,808,000 AUD 176,084
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 AUD, Expires 6/24/21 ....... 1 31,616,000 AUD 352,169
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 AUD, Expires 4/29/21 ....... 1 51,376,000 AUD 625,203
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 AUD, Expires 6/21/21 ....... 1 39,520,000 AUD 605,426
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
$1.30, Expires 5/12/21 ........... 1 16,341,872 133,473
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price $1.33, Expires 10/28/20 ...... 1 5,939,856 2,940

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price $1.33, Expires 1/22/21 ...... 1 5,935,904 $ 40,013
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price $1.34, Expires 2/08/21 ...... 1 11,800,672 108,437
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price $1.40, Expires 1/22/21 ...... 1 5,677,954 138,654
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price $102.10, Expires 2/24/21 ..... 1 49,303,000 478,489
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price $102.30, Expires 2/01/21 ..... 1 34,512,000 307,901
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
$102.65, Expires 8/11/21 ......... 1 98,606,000 1,941,486
Foreign Exchange USD/JPY,
Counterparty CITI, October Strike
Price $103.60, Expires 10/29/20 .... 1 49,304,000 81,145
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price $19.43, Expires 8/30/21 ...... 1 16,398,000 108,759
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price $19.88, Expires 8/11/21 ...... 1 16,398,000 146,599
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price $20.16, Expires 2/12/21 ...... 1 37,976,000 242,615
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
$20.66, Expires 3/24/21 .......... 1 10,516,000 122,736
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price $20.80, Expires 10/23/20 ..... 1 23,303,000 38,477
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price $22.45, Expires 11/09/20 ..... 1 17,471,000 541,469
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
$22.83, Expires 6/09/21 .......... 1 7,291,000 397,067
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price $22.95, Expires 10/23/20 ..... 1 23,303,000 998,074
7,835,552
Total Options Purchased (Cost $27,506,089) ....................................
18,663,490

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments 34.4%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 12.6%
Argentina 0.1%
a,b
Argentina Letras de la Nacion Argentina
con Ajuste por CER, Index Linked,
12/04/20 ..................... 391,131,903 ARS $ 2,701,983
Brazil 3.9%
g
Brazil Letras do Tesouro Nacional ,
10/01/20 ..................... 166,070,000 BRL 29,564,815
4/01/21 ...................... 25,610,000 BRL 4,510,040
7/01/21 ...................... 34,210,000 BRL 5,981,577
10/01/21 ..................... 302,400,000 BRL 52,372,005
92,428,437
Japan 8.4%
g
Japan Treasury Bills ,
10/05/20 ..................... 5,425,500,000 JPY 51,429,668
10/12/20 ..................... 1,611,000,000 JPY 15,271,388
11/09/20 ..................... 291,000,000 JPY 2,758,809
12/14/20 ..................... 1,804,150,000 JPY 17,107,136
1/12/21 ...................... 1,884,800,000 JPY 17,874,551
2/10/21 ...................... 1,180,000,000 JPY 11,191,930
3/10/21 ...................... 8,017,300,000 JPY 76,050,640
3/25/21 ...................... 698,500,000 JPY 6,626,247
198,310,369
Mexico 0.2%
g
Mexico Cetes ,
BI, 12/17/20 ................... 33,067,400 MXN 1,481,271
BI, 2/25/21 .................... 42,908,900 MXN 1,906,428
BI, 3/25/21 .................... 24,448,000 MXN 1,082,604
4,470,303
Total Foreign Government and Agency Securities (Cost $308,661,959) ............
297,911,092
U.S. Government and Agency Securities 10.3%
United States 10.3%
g
U.S. Treasury Bills ,
10/15/20 ..................... 64,460,000 64,458,183
11/24/20 ..................... 113,820,000 113,805,915
12/15/20 ..................... 64,460,000 64,447,242
242,711,340
Total U.S. Government and Agency Securities (Cost $242,706,296) ................
242,711,340

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 11.5%
United States 11.5%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 270,540,056 $ 270,540,056
Total Money Market Funds (Cost $270,540,056) .................................
270,540,056
a a a a a
Total Short Term Investments (Cost $821,908,311 ) ...............................
811,162,488
a a a
a
Total Investments (Cost $2,592,459,415) 99.2% ..................................
$2,335,921,021
Options Written (0.7)% .......................................................
(17,134,101)
Other Assets, less Liabilities 1.5% .............................................
34,645,916
Net Assets 100.0% ...........................................................
$2,353,432,836
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.7)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.75 AUD, Expires 4/29/21 ....... 1 38,532,000 AUD (1,845,598)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.70 AUD, Expires 12/21/20 .. 1 35,514,000 AUD (535,811)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 AUD, Expires 1/22/21 .. 1 26,674,000 AUD (432,322)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 AUD, Expires 1/22/21 .. 1 31,616,000 AUD (380,305)
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 77.45 AUD, Expires 10/30/20 .. 1 29,730,000 AUD (66,392)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 AUD, Expires 6/21/21 ....... 1 29,640,000 AUD (448,172)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price $1.40, Expires 1/22/21 ...... 1 5,677,954 (136,783)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price $1.44, Expires 10/21/20 ...... 1 10,176,419 (17,388)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price $1.46, Expires 10/26/20 ...... 1 8,230,024 (9,253)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price $1.52, Expires 1/22/21 ...... 1 7,817,846 (40,880)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price $1.52, Expires 1/27/21 ...... 1 6,879,660 (36,464)
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price $1.54, Expires 3/22/21 ...... 1 5,515,403 (34,842)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price $1.57, Expires 1/21/21 ...... 1 9,344,403 $ (26,668)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price $107.00, Expires 2/24/21 ..... 1 98,607,000 (1,079,183)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price $107.65, Expires 2/01/21 ..... 1 19,721,000 (150,996)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
$109.90, Expires 8/11/21 ......... 1 98,606,000 (846,069)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price $23.46, Expires 12/07/20 ..... 1 8,760,000 (148,111)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price $23.68, Expires 11/25/20 ..... 1 14,301,000 (172,678)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price $25.43, Expires 12/07/20 ..... 1 8,760,000 (49,513)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
$25.87, Expires 3/24/21 .......... 1 17,883,000 (242,324)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
$26.08, Expires 3/24/21 .......... 1 7,537,000 (95,239)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price $26.61, Expires 8/30/21 ...... 1 16,398,000 (377,143)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
$27.24, Expires 4/09/21 .......... 1 22,442,000 (231,262)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price $27.38, Expires 8/11/21 ...... 1 16,398,000 (297,563)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price $27.93, Expires 12/07/21 ..... 1 10,512,000 (256,591)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
$28.24, Expires 6/18/21 .......... 1 23,833,000 (272,595)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
$28.40, Expires 6/30/21 .......... 1 23,836,000 (282,504)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
$30.36, Expires 6/09/21 .......... 1 7,291,000 (49,973)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price $31.74, Expires 11/09/20 ..... 1 17,471,000 (1,677)
(8,564,299)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 AUD, Expires 6/21/21 ....... 1 59,280,000 AUD $ (351,866)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 AUD, Expires 4/29/21 ....... 1 25,688,000 AUD (142,076)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 AUD, Expires 4/29/21 ....... 1 3,162,000 AUD (52,585)
Foreign Exchange USD/AUD,
Counterparty HSBK, May Strike Price
$1.29, Expires 5/05/21 ........... 1 15,290,750 (94,332)
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
$1.35, Expires 5/12/21 ........... 1 31,506,748 (571,696)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price $1.38, Expires 10/21/20 ...... 1 10,632,780 (47,296)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price $1.39, Expires 10/28/20 ...... 1 5,697,994 (44,550)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price $1.40, Expires 10/26/20 ...... 1 8,615,336 (95,301)
Foreign Exchange USD/AUD,
Counterparty HSBK, November Strike
Price $1.40, Expires 11/05/20 ...... 1 8,444,045 (127,536)
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price $1.44, Expires 2/08/21 ...... 1 10,942,298 (537,193)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
$98.00, Expires 8/11/21 .......... 1 32,885,000 (335,987)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price $98.80, Expires 2/01/21 ...... 1 17,256,000 (71,259)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price $104.78, Expires 2/01/21 ..... 1 4,536,000 (71,747)
Foreign Exchange USD/JPY,
Counterparty CITI, October Strike
Price $106.00, Expires 10/29/20 .... 1 49,304,000 (452,331)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
$19.61, Expires 6/09/21 .......... 1 7,291,000 (42,936)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
$20.24, Expires 6/30/21 .......... 1 11,918,000 (125,212)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price $20.94, Expires 8/30/21 ...... 1 16,398,000 (318,297)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price $21.37, Expires 11/25/20 ..... 1 14,301,000 (182,771)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 172 .
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price $21.43, Expires 8/11/21 ...... 1 16,398,000 $ (428,323)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price $21.63, Expires 2/12/21 ...... 1 37,976,000 (914,647)
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price $22.02, Expires 10/23/20 ..... 1 46,606,000 (723,646)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price $23.88, Expires 11/09/20 ..... 1 34,941,000 (2,838,216)
(8,569,803)
Total Options Written (Premiums received $16,887,637) ..........................
$ (17,134,102)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 12 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.
d
Principal amount of security is adjusted for inflation.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $119,651,627, representing 5.1% of net assets.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 10 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... HSBK Buy 93,155,800 16,496,511 10/02/20 $ 87,664 $ —
Brazilian Real ...... HSBK Sell 93,155,800 17,474,358 10/02/20 890,182 —
Brazilian Real ...... JPHQ Buy 226,355,900 40,045,272 10/02/20 252,014 —
Brazilian Real ...... JPHQ Sell 226,355,900 42,586,450 10/02/20 2,289,164 —
Mexican Peso ...... GSCO Buy 452,466,000 20,492,120 10/02/20 — (43,527)
Mexican Peso ...... GSCO Sell 452,466,000 21,418,509 10/02/20 969,917 —
Euro ............. GSCO Buy 17,044,025 19,273,383 10/05/20 707,071 —
Euro ............. GSCO Sell 17,044,025 19,070,900 10/05/20 — (909,554)
South Korean Won .. HSBK Buy 42,561,000,000 36,392,475 10/07/20 114,605 —
South Korean Won .. HSBK Sell 42,561,000,000 34,840,373 10/07/20 — (1,666,708)
Mexican Peso ...... CITI Sell 318,868,000 14,003,778 10/08/20 543,750 (940,205)
Mexican Peso ...... CITI Sell 121,288,000 5,877,353 10/09/20 400,599 —
Australian Dollar .... HSBK Sell 14,684,959 1,098,735,974 JPY 10/13/20 — (97,587)
Australian Dollar .... JPHQ Sell 22,450,754 1,678,137,731 JPY 10/13/20 — (164,730)
Euro ............. HSBK Buy 33,800,018 38,282,239 10/13/20 1,348,676 —
Euro ............. HSBK Sell 33,800,018 37,982,433 10/13/20 — (1,648,482)
Euro ............. UBSW Sell 10,093,999 10,861,193 CHF 10/13/20 — (42,165)
Mexican Peso ...... CITI Sell 404,375,000 19,555,619 10/13/20 1,305,025 —
Australian Dollar .... JPHQ Sell 47,994,623 3,653,845,423 JPY 10/14/20 460,518 (183,168)
Euro ............. GSCO Sell 7,934,962 8,527,545 CHF 10/14/20 — (44,489)
Japanese Yen ...... JPHQ Sell 2,246,125,000 30,200,000 AUD 10/14/20 328,041 —
Euro ............. DBAB Sell 13,339,381 138,688,215 SEK 10/15/20 — (157,609)
Mexican Peso ...... CITI Sell 595,223,000 28,888,991 10/15/20 2,031,466 —
Euro ............. BOFA Buy 5,251,819 6,017,223 10/16/20 157,075 (16,033)
Euro ............. BOFA Sell 5,251,819 5,944,009 10/16/20 — (214,257)
Euro ............. DBAB Sell 19,967,021 208,032,400 SEK 10/16/20 — (187,520)
Euro ............. HSBK Buy 8,691,999 9,971,513 10/16/20 258,920 (38,223)
Euro ............. HSBK Sell 8,692,000 9,833,042 10/16/20 — (359,168)
Euro ............. JPHQ Sell 18,480,695 198,445,700 NOK 10/16/20 — (402,444)
Mexican Peso ...... CITI Sell 545,017,000 26,695,974 10/16/20 2,106,847 —
South Korean Won .. HSBK Sell 7,007,000,000 5,737,799 10/20/20 — (272,007)
Australian Dollar .... MSCO Sell 5,730,000 4,178,230 10/23/20 75,656 —
Indian Rupee ...... HSBK Sell 640,300,000 8,497,677 10/26/20 — (181,549)
Indian Rupee ...... SCNY Sell 2,081,097,000 27,592,522 10/26/20 — (616,616)
Japanese Yen ...... BNDP Buy 8,410,370,000 77,686,199 10/26/20 2,058,440 —
Japanese Yen ...... BNDP Sell 8,410,370,000 79,406,159 10/26/20 — (338,480)
Mexican Peso ...... CITI Sell 250,042,000 11,359,607 10/27/20 93,853 —
South Korean Won .. HSBK Sell 39,774,174,559 33,094,125 10/28/20 — (1,017,837)
South Korean Won .. HSBK Sell 24,029,880,977 20,127,214 10/29/20 — (481,653)
Euro ............. BOFA Buy 27,385,662 30,919,909 10/30/20 1,203,289 —
Euro ............. BOFA Sell 27,385,662 29,817,509 10/30/20 — (2,305,690)
Euro ............. CITI Sell 20,106,927 2,484,834,181 JPY 10/30/20 — (23,760)
Euro ............. HSBK Buy 25,974,891 29,458,291 10/30/20 1,010,083 —
Euro ............. HSBK Sell 25,974,891 28,262,500 10/30/20 — (2,205,874)
Japanese Yen ...... CITI Buy 1,511,588,790 14,131,356 10/30/20 201,731 —
Japanese Yen ...... CITI Sell 1,511,588,790 14,249,249 10/30/20 — (83,839)
Japanese Yen ...... JPHQ Buy 4,187,000,000 39,263,309 10/30/20 438,386 —
Japanese Yen ...... JPHQ Sell 4,187,000,000 39,423,385 10/30/20 — (278,310)
Brazilian Real ...... CITI Sell 177,213,700 32,316,503 11/04/20 794,416 —

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Brazilian Real ...... HSBK Sell 93,155,800 16,484,251 11/04/20 $ — $ (85,942)
Brazilian Real ...... JPHQ Sell 226,355,900 40,014,124 11/04/20 — (249,187)
Euro ............. UBSW Sell 24,119,571 26,067,318 CHF 11/09/20 284,866 (255,289)
South Korean Won .. HSBK Sell 75,818,000,000 63,504,481 11/10/20 — (1,519,614)
Euro ............. GSCO Sell 26,114,838 28,425,037 CHF 11/12/20 273,984 (22,501)
Euro ............. DBAB Sell 13,471,477 138,688,185 SEK 11/13/20 — (319,326)
Japanese Yen ...... CITI Buy 727,486,679 6,790,754 11/16/20 108,677 —
Euro ............. DBAB Sell 13,488,054 138,688,215 SEK 11/17/20 — (339,427)
Euro ............. BOFA Buy 10,878,191 12,905,157 11/20/20 — (139,500)
Euro ............. BOFA Sell 10,878,191 11,840,584 11/20/20 — (925,072)
Euro ............. GSCO Buy 1,898,500 2,250,602 11/20/20 — (22,694)
Euro ............. GSCO Sell 1,898,500 2,069,593 11/20/20 — (158,314)
Euro ............. BOFA Sell 7,066,000 7,766,311 11/23/20 — (526,217)
Euro ............. GSCO Sell 1,230,811 1,350,975 11/23/20 — (93,482)
Euro ............. JPHQ Buy 21,540,000 24,445,296 11/23/20 857,706 (24,054)
Euro ............. JPHQ Sell 48,239,690 53,079,523 11/23/20 — (3,533,693)
Australian Dollar .... CITI Sell 35,607,467 2,694,648,504 JPY 11/24/20 61,712 —
Australian Dollar .... JPHQ Sell 67,462,999 5,064,942,916 JPY 11/24/20 51,460 (317,919)
Euro ............. HSBK Sell 50,507,930 6,152,121,340 JPY 11/24/20 420,897 (1,345,847)
Australian Dollar .... JPHQ Sell 52,305,500 3,959,264,822 JPY 11/25/20 100,145 —
Euro ............. MSCO Sell 30,744,500 33,641,247 11/27/20 — (2,442,906)
Brazilian Real ...... CITI Sell 72,644,928 13,216,820 12/02/20 301,324 —
Brazilian Real ...... HSBK Sell 67,353,775 12,242,357 12/02/20 267,572 —
Indian Rupee ...... SCNY Sell 2,362,358,000 32,012,440 12/02/20 125,235 —
Mexican Peso ...... JPHQ Sell 581,314,000 26,387,860 12/08/20 321,178 —
Australian Dollar .... HSBK Sell 19,340,000 1,495,890,980 JPY 12/14/20 344,938 —
Australian Dollar .... JPHQ Sell 22,664,623 1,759,239,370 JPY 12/14/20 463,052 —
Euro ............. DBAB Sell 26,825,359 277,376,415 SEK 12/14/20 — (510,512)
Euro ............. DBAB Sell 13,332,714 138,688,221 SEK 12/15/20 — (161,504)
Euro ............. JPHQ Sell 18,535,500 198,445,700 NOK 12/16/20 — (495,297)
Japanese Yen ...... MSCO Buy 12,189,000,000 115,214,473 12/18/20 456,260 —
Japanese Yen ...... MSCO Sell 1,550,123,530 14,612,062 12/18/20 — (98,244)
Euro ............. JPHQ Sell 18,880,224 202,667,400 NOK 12/21/20 — (450,346)
Japanese Yen ...... JPHQ Buy 1,180,260,000 11,082,774 12/22/20 118,798 —
Japanese Yen ...... BNDP Buy 2,244,657,680 21,061,272 12/24/20 243,374 —
Japanese Yen ...... CITI Buy 4,212,680,000 39,535,263 12/24/20 448,407 —
Mexican Peso ...... JPHQ Sell 441,687,000 20,005,662 12/28/20 245,790 —
Euro ............. CITI Sell 22,619,073 2,785,516,197 JPY 12/30/20 — (133,019)
Euro ............. CITI Sell 33,700,000 37,987,988 1/04/21 — (1,611,087)
South Korean Won .. HSBK Sell 42,561,000,000 36,389,364 1/08/21 — (121,547)
South Korean Won .. DBAB Sell 13,919,000,000 11,609,809 1/13/21 — (330,744)
Euro ............. GSCO Sell 7,941,195 8,527,493 CHF 1/14/21 — (44,565)
South Korean Won .. HSBK Sell 13,984,825,441 11,602,776 1/19/21 — (394,415)
Mexican Peso ...... CITI Sell 299,321,000 14,091,331 1/21/21 738,534 —
Mexican Peso ...... CITI Sell 223,105,000 10,493,775 1/22/21 542,180 —
Mexican Peso ...... JPHQ Sell 57,736,000 2,607,533 1/22/21 32,220 —
South Korean Won .. DBAB Sell 13,920,000,000 11,622,276 2/04/21 — (319,775)
Euro ............. UBSW Sell 20,210,865 21,723,143 CHF 2/10/21 — (86,384)
Australian Dollar .... HSBK Sell 6,937,000 5,037,649 2/12/21 69,306 —
Euro ............. GSCO Sell 10,558,941 11,370,079 CHF 2/12/21 — (21,966)
Mexican Peso ...... CITI Sell 546,651,200 24,633,360 2/16/21 322,507 —
Australian Dollar .... JPHQ Sell 45,472,501 3,464,199,714 JPY 2/22/21 339,640 —
Euro ............. HSBK Sell 25,252,747 3,170,191,934 JPY 2/24/21 410,120 —
Euro ............. HSBK Sell 25,253,559 3,149,421,812 JPY 2/25/21 211,598 —
Australian Dollar .... CITI Sell 3,372,533 255,563,103 JPY 2/26/21 12,334 —
Euro ............. CITI Sell 20,106,846 2,529,075,228 JPY 2/26/21 372,616 —
Japanese Yen ...... CITI Buy 2,796,566,000 26,458,830 2/26/21 108,547 —

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... JPHQ Buy 4,594,279,100 43,404,543 2/26/21 $ 241,108 $ —
Mexican Peso ...... CITI Sell 861,862,000 38,568,616 3/02/21 303,629 —
South Korean Won .. GSCO Sell 44,346,000,000 37,383,351 3/09/21 — (664,453)
Australian Dollar .... CITI Sell 23,089,500 1,766,224,375 JPY 3/10/21 243,845 —
Euro ............. UBSW Sell 10,068,687 10,861,194 CHF 3/10/21 2,296 —
Australian Dollar .... HSBK Sell 14,685,041 1,131,174,023 JPY 3/11/21 229,753 —
Mexican Peso ...... CITI Sell 539,656,000 23,963,623 3/11/21 29,724 —
Euro ............. DBAB Sell 20,006,766 208,032,350 SEK 3/15/21 — (274,827)
Euro ............. GSCO Sell 10,558,082 11,369,999 CHF 3/15/21 — (17,943)
Australian Dollar .... HSBK Sell 81,620,000 6,273,721,300 JPY 3/16/21 1,152,971 —
Australian Dollar .... HSBK Sell 9,830,000 754,855,530 JPY 3/17/21 132,024 —
Mexican Peso ...... MSCO Sell 313,625,800 14,546,651 3/17/21 647,241 —
South Korean Won .. CITI Sell 4,215,000,000 3,570,521 3/22/21 — (45,966)
Mexican Peso ...... MSCO Sell 103,277,000 4,655,682 3/24/21 82,442 —
Euro ............. HSBK Sell 25,254,215 3,106,369,487 JPY 3/25/21 — (205,510)
Euro ............. CITI Sell 22,619,073 2,787,144,769 JPY 3/31/21 — (138,825)
Euro ............. JPHQ Sell 20,737,524 230,077,650 NOK 3/31/21 254,898 —
Mexican Peso ...... GSCO Sell 452,466,000 20,057,895 4/05/21 50,366 —
Mexican Peso ...... CITI Sell 211,419,600 9,442,127 4/13/21 101,955 —
Mexican Peso ...... CITI Sell 660,655,100 29,513,293 4/30/21 383,486 —
Euro ............. CITI Sell 22,619,082 2,788,932,752 JPY 6/30/21 — (138,588)
Total Forward Exchange Contracts ................................................... $32,638,103 $(33,507,985)
Net unrealized appreciation (depreciation) ............................................ $(869,882)
*
In U.S. dollars unless otherwise stated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), September 30, 2020
Templeton Growth VIP Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 89.1%
Aerospace & Defense 1.0%
BAE Systems plc ..................................... United Kingdom 1,076,963 $ 6,688,753
Air Freight & Logistics 1.4%
United Parcel Service, Inc., B ............................ United States 55,819 9,301,120
Airlines 1.8%
a
International Consolidated Airlines Group SA ................. United Kingdom 1,907,921 2,330,278
b
Japan Airlines Co. Ltd. ................................. Japan 302,900 5,648,008
Southwest Airlines Co. ................................. United States 91,424 3,428,400
11,406,686
Auto Components 1.2%
BorgWarner, Inc. ...................................... United States 110,350 4,274,959
Lear Corp. .......................................... United States 33,796 3,685,454
7,960,413
Automobiles 1.6%
Honda Motor Co. Ltd. .................................. Japan 316,000 7,502,008
a
Isuzu Motors Ltd. ..................................... Japan 304,100 2,658,833
10,160,841
Banks 2.4%
Bangkok Bank PCL .................................... Thailand 1,552,060 4,740,713
KB Financial Group, Inc. ................................ South Korea 159,595 5,155,312
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 203,248 5,681,362
15,577,387
Beverages 5.4%
Anheuser-Busch InBev SA/NV ........................... Belgium 235,533 12,678,499
Kirin Holdings Co. Ltd. ................................. Japan 497,400 9,339,811
Pernod Ricard SA ..................................... France 35,070 5,590,227
Suntory Beverage & Food Ltd. ........................... Japan 185,560 6,966,433
34,574,970
Biotechnology 1.9%
AbbVie, Inc. ......................................... United States 45,763 4,008,381
Gilead Sciences, Inc. .................................. United States 125,136 7,907,344
11,915,725
Chemicals 1.0%
DuPont de Nemours, Inc. ............................... United States 116,393 6,457,484
Consumer Finance 0.6%
American Express Co. ................................. United States 38,980 3,907,745
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc. ............................ United States 272,877 16,233,453
Electric Utilities 0.2%
b
Siemens Energy AG ................................... Germany 50,279 1,355,539
b
Electrical Equipment 1.2%
Mitsubishi Electric Corp. ................................ Japan 565,700 7,673,918
Electronic Equipment, Instruments & Components 1.7%
Kyocera Corp. ........................................ Japan 192,100 10,995,859
Entertainment 1.6%
Walt Disney Co. (The) .................................. United States 84,649 10,503,248
Food & Staples Retailing 3.9%
Kroger Co. (The) ...................................... United States 241,878 8,202,083

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing (continued)
Seven & i Holdings Co. Ltd. .............................. Japan 197,102 $ 6,122,239
Sysco Corp. ......................................... United States 172,673 10,743,714
25,068,036
Food Products 1.5%
Kellogg Co. .......................................... United States 144,817 9,353,730
Health Care Equipment & Supplies 1.8%
Medtronic plc ........................................ United States 53,025 5,510,358
Zimmer Biomet Holdings, Inc. ............................ United States 45,960 6,256,994
11,767,352
Health Care Providers & Services 1.0%
b
Laboratory Corp. of America Holdings ...................... United States 32,468 6,112,750
b
Hotels, Restaurants & Leisure 5.6%
Compass Group plc ................................... United Kingdom 454,150 6,822,403
Galaxy Entertainment Group Ltd. ......................... Macau 1,031,300 6,972,354
b
InterContinental Hotels Group plc ......................... United Kingdom 96,760 5,079,174
Starbucks Corp. ...................................... United States 56,480 4,852,762
Whitbread plc ........................................ United Kingdom 70,840 1,935,616
Yum China Holdings, Inc. ............................... China 187,311 9,918,117
35,580,426
Household Durables 3.2%
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 379,820 2,999,273
Panasonic Corp. ...................................... Japan 1,014,460 8,638,792
Sony Corp. .......................................... Japan 112,320 8,605,985
20,244,050
Industrial Conglomerates 2.4%
Honeywell International, Inc. ............................. United States 29,691 4,887,436
Siemens AG ......................................... Germany 83,281 10,515,240
15,402,676
Insurance 1.7%
AIA Group Ltd. ....................................... Hong Kong 1,101,645 10,950,529
Internet & Direct Marketing Retail 3.6%
b
Alibaba Group Holding Ltd. .............................. China 347,140 12,743,980
b
Booking Holdings, Inc. ................................. United States 5,950 10,178,546
22,922,526
IT Services 1.9%
b
EPAM Systems, Inc. ................................... United States 37,826 12,228,389
b
Machinery 3.1%
a
Komatsu Ltd. ........................................ Japan 440,500 9,671,973
Makita Corp. ......................................... Japan 141,800 6,784,519
Stanley Black & Decker, Inc. ............................. United States 22,400 3,633,280
20,089,772
Marine 1.3%
AP Moller - Maersk A/S, B ............................... Denmark 5,311 8,394,277
Media 3.4%
Comcast Corp., A ..................................... United States 333,281 15,417,579
SES SA, FDR ........................................ Luxembourg 881,520 6,239,290
21,656,869

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 5.0%
b
ArcelorMittal SA ...................................... Luxembourg 485,836 $ 6,461,856
Freeport-McMoRan, Inc. ................................ United States 555,628 8,690,022
Wheaton Precious Metals Corp. .......................... Brazil 338,999 16,630,476
31,782,354
Multiline Retail 2.1%
b
Dollar Tree, Inc. ...................................... United States 144,230 13,173,968
b
Multi-Utilities 2.1%
E.ON SE ............................................ Germany 1,196,199 13,182,193
Oil, Gas & Consumable Fuels 1.7%
BP plc .............................................. United Kingdom 1,941,401 5,614,713
a
Husky Energy, Inc. .................................... Canada 686,221 1,587,115
Royal Dutch Shell plc, B ................................ Netherlands 317,577 3,851,422
11,053,250
Pharmaceuticals 8.3%
Bayer AG ........................................... Germany 150,406 9,277,129
Roche Holding AG .................................... Switzerland 46,662 15,979,290
Sanofi .............................................. France 189,625 18,998,619
Takeda Pharmaceutical Co. Ltd. .......................... Japan 242,624 8,669,628
52,924,666
Road & Rail 0.7%
East Japan Railway Co. ................................ Japan 31,800 1,955,103
Keisei Electric Railway Co. Ltd. ........................... Japan 80,000 2,258,879
4,213,982
Semiconductors & Semiconductor Equipment 1.1%
NXP Semiconductors NV ............................... Netherlands 55,236 6,894,005
Software 0.9%
Oracle Corp. ......................................... United States 97,534 5,822,780
Specialty Retail 2.6%
Ross Stores, Inc. ..................................... United States 91,046 8,496,413
TJX Cos., Inc. (The) ................................... United States 151,643 8,438,933
16,935,346
Technology Hardware, Storage & Peripherals 2.9%
Samsung Electronics Co. Ltd. ............................ South Korea 373,630 18,607,577
Textiles, Apparel & Luxury Goods 1.8%
b
adidas AG ........................................... Germany 14,503 4,682,632
Burberry Group plc .................................... United Kingdom 355,780 7,131,608
11,814,240
Total Common Stocks (Cost $509,919,508) .....................................
570,888,884
Short Term Investments 5.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 4.8%
BNP Paribas SA, 0.08%, 10/01/20 ......................... France 20,000,000 20,000,000
Royal Bank of Canada, 0.06%, 10/01/20 .................... Canada 11,000,000 11,000,000
Total Time Deposits (Cost $31,000,000) ........................................
31,000,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 172 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,304,383 $ 2,304,383
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,304,383) ............................................................
2,304,383
Total Short Term Investments (Cost $33,304,383 ) ................................
33,304,383
a
Total Investments (Cost $543,223,891) 94.3% ...................................
$604,193,267
Other Assets, less Liabilities 5.7% .............................................
36,465,331
Net Assets 100.0% ...........................................................
$640,658,598
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at September 30, 2020.
b
Non-income producing.
c
See Note 10 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of eighteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the
Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
Certain or all Funds invest primarily in other funds of the Trust (Underlying Funds) and/or exchange traded funds (ETFs).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At September 30, 2020, the Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Mutual Global Discovery VIP Fund- $412,608
Franklin Mutual Shares VIP Fund- $654,049
Templeton Global Bond VIP Fund- $2,746,726
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions
(interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Certain or all Funds did not hold any interest rate swap contracts at period end.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded and OTC option contracts primarily to manage exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Franklin Allocation VIP Fund – Futures, forwards, options and swaps
Franklin Income VIP Fund – Options
Franklin Mutual Global Discovery VIP Fund - Futures and forwards
Franklin Mutual Shares VIP Fund - Futures and forwards
Franklin Strategic Income VIP Fund - Futures, forwards, options, swaps and VRI.
Franklin VolSmart Allocation VIP Fund - Futures and swaps
Templeton Global Bond VIP Fund – Options, forwards and swaps
4. Mortgage Dollar Rolls
Franklin Allocation VIP Fund and Franklin Strategic Income VIP Fund enter into mortgage dollar rolls, typically on a to-be-
announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell)
substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain or all Funds invest a large percentage of their total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets.
These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions
3. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
currently do not affect the Funds’ ability to sell these securities. At September 30, 2020, Templeton Developing Markets VIP
Fund had 7.3% of its net assets invested in Russia. The remaining Funds in the Trust did not have a significant investment in
Russia.
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
 At September 30, 2020, Templeton Global Bond VIP Fund had 1.9% of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
7. Restricted Securities
At September 30, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group BVBA .. 4/13/06-12/26/08 $ 281,629 $ 6,358
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group BVBA .. 4/13/06-12/26/08 $ 1,149,241 $ 25,944
Shares Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
251,933
a
DraftKings , Inc., A ........................... 8/07/15 $ 2,684,262 $ 14,086,334
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
18,684 Appvion Operations, Inc. ...................... 4/12/19 $ 252,711 $ 279,033
5. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
8. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statement of Investments.
At September 30, 2020, unfunded commitments were as follows:
9. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by affiliates of the Fund’s administrative manager,
Franklin Templeton Services, LLC. The Fund does not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investments in FT Underlying Funds for the nine months ended September 30,
2020, were as follows:
Principal
Amount*/
Shares/
Units Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund (continued)
14,792,309 ZAR K2016470219 South Africa Ltd., A ............... 2/08/13-2/01/17 $ 114,768 $ —
1,472,041 ZAR K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
7,021
b
Remington Outdoor Co., Inc., Litigation Units ....... 4/12/19 — —
Total Restricted Securities (Value is 0.07% of Net Assets) ............. $368,572 $279,033
*In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,347,436 as of September 30, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $2,051 as of September 30, 2020.
Borrower Unfunded Commitment
Franklin Strategic Income VIP Fund
Fieldwood Energy LLC $270,448
Pathway Vet Alliance LLC 32,381
$302,829
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin DynaTech Fund, Class R6 $9,701,447 $1,700,000 $(11,942,385) $5,149,340 $(4,608,402) $— $—
Franklin Income Fund, Class R6 . $15,600,923 $1,619,945 $(1,552,000) $(211,629) $(1,503,105) $13,954,134 6,741,127 $551,539
Franklin Liberty U.S. Core Bond
ETF .................... $— $27,703,683 $(1,032,131) $5,340 $361,460 $27,038,352 1,030,425 $343,446
Franklin Low Duration Total Return
Fund, Class R6 ............ $32,117,065 $428,199 $(20,948,000) $(1,792,981) $398,904 $10,203,187 1,061,726 $428,927
Franklin Strategic Income Fund,
Class R6 ................ $22,028,255 $430,376 $(14,669,000) $(1,610,718) $(58,480) $6,120,433 660,954 $430,377
7. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund (continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $4,131,506 $117,394,728 $(113,853,035) $— $— $7,673,199 7,673,199 $15,377
Total Affiliated Securities .... $83,579,196 $149,276,931 $(163,996,551) $1,539,352 $(5,409,623) $64,989,305 $1,769,666
9. Investments in FT Underlying Funds
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
10. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2020, investments in affiliated management investment companies were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin LibertyQ U.S. Equity ETF $— $4,446,394 $(4,056,817) $(389,577) $— $— $10,093
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $21,473,752 $228,799,603 $(230,116,832) $— $— $20,156,523 20,156,523 $72,099
Templeton Global Bond VIP Fund,
Class 1 ................. $33,013,162 $4,449,481 $(25,400,000) $(6,081,323) $1,793,660 $7,774,980 539,390 $2,449,481
Total Affiliated Securities .... $54,486,914 $237,695,478 $(259,573,649) $(6,470,900) $1,793,660 $27,931,503 $2,531,673
Franklin Flex Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $2,694,405 $28,727,096 $(27,423,094) $— $— $3,998,407 3,998,407 $3,121
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $23,100 $2,254,330 $(2,050,105) $ — $ — $227,325 227,325 $10
Total Affiliated Securities .... $2,717,505 $30,981,426 $(29,473,199) $— $— $4,225,732 $3,131
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $4,330,000 $(4,155,000) — — $175,000 175,000 $53
Total Affiliated Securities .... $— $4,330,000 $(4,155,000) $— $— $175,000 $53
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $3,580,000 $(3,525,000) — — $55,000 55,000 $182
Total Affiliated Securities .... $— $3,580,000 $(3,525,000) $— $— $55,000 $182

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $83,971,136 $1,269,666,095 $(1,140,683,502) $— $— $212,953,729 212,953,729 $359,949
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $747,000 $148,161,000 $(143,681,000) $ — $ — $5,227,000 5,227,000 $11,050
Total Affiliated Securities .... $84,718,136 $1,417,827,095 $(1,284,364,502) $— $— $218,180,729 $370,999
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $411,000 $7,285,000 $(7,046,000) — — $650,000 650,000 $1,039
Total Affiliated Securities .... $411,000 $7,285,000 $(7,046,000) $— $— $650,000 $1,039
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $17,735,928 $199,685,422 $(194,526,786) $— $— $22,894,564 22,894,564 $38,591
Total Affiliated Securities .... $17,735,928 $199,685,422 $(194,526,786) $— $— $22,894,564 $38,591
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $24,977,897 $185,858,852 $(192,571,788) $— $— $18,264,961 18,264,961 $—
Total Affiliated Securities .... $24,977,897 $185,858,852 $(192,571,788) $— $— $18,264,961 $—
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $10,406,987 $98,110,708 $(94,354,053) $— $— $14,163,642 14,163,642 $—
10. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $4,879,541 $42,720,993 $(42,864,479) $ — $ — $4,736,055 4,736,055 $11,432
Total Affiliated Securities .... $15,286,528 $140,831,701 $(137,218,532) $— $— $18,899,697 $11,432
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $9,264,918 $— $— $— $(1,018,246) $8,246,672 1,118,951 $323,102
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $11,463,714 $145,463,683 $(146,363,465) $— $— $10,563,932 10,563,932 $29,388
Total Affiliated Securities .... $20,728,632 $145,463,683 $(146,363,465) $— $(1,018,246) $18,810,604 $352,490
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,522,232 $34,641,565 $(29,355,729) $— $— $8,808,068 8,808,068 $9,563
Total Affiliated Securities .... $3,522,232 $34,641,565 $(29,355,729) $— $— $8,808,068 $9,563
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $70,825,763 $247,355,708 $(178,740,726) $— $— $139,440,745 139,440,745 $185,345
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $205,042,271 $(185,022,975) — — $20,019,296 20,019,296 $15,612
Total Affiliated Securities .... $70,825,763 $452,397,979 $(363,763,701) $— $— $159,460,041 $200,957
10. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
11. Investments in FT Holdings Corporation III (FT Subsidiary)
Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in FT Subsidiary. FT
Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At September 30, 2020, FT Subsidiary’s investment, Turtle
Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2020, the net assets of FT Subsidiary were $6,345,178, representing 1.6% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $691,092,548 $664,633,660 $(1,085,186,152) $— $— $270,540,056 270,540,056 $1,688,582
Total Affiliated Securities .... $691,092,548 $664,633,660 $(1,085,186,152) $— $— $270,540,056 $1,688,582
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $50,856,999 $(48,552,616) $ — $ — $2,304,383 2,304,383 $1,765
Total Affiliated Securities .... $— $50,856,999 $(48,552,616) $— $— $2,304,383 $1,765
10. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 9,454,243 $ 2,287,988 $ — $ 11,742,231
Air Freight & Logistics ................... 3,080,017 1,946,025 — 5,026,042
Airlines .............................. — 309,195 — 309,195
Auto Components ...................... 186,842 1,302,004 — 1,488,846
Automobiles .......................... 311,032 1,806,353 — 2,117,385
Banks ............................... 2,187,012 7,463,851 — 9,650,863
Beverages ........................... 6,232,347 909,648 — 7,141,995
Biotechnology ......................... 9,012,959 3,736,913 — 12,749,872
Building Products ...................... 2,612,631 923,360 — 3,535,991
Capital Markets ........................ 13,093,845 7,280,764 — 20,374,609
Chemicals ........................... 12,588,832 6,644,034 — 19,232,866
Commercial Services & Supplies ........... 2,768,725 170,089 — 2,938,814
Communications Equipment .............. 1,370,741 — — 1,370,741
Construction & Engineering ............... — 479,207 — 479,207
Construction Materials .................. 532,620 58,710 — 591,330
Consumer Finance ..................... 16,644 — — 16,644
Containers & Packaging ................. 476,543 — — 476,543
Distributors ........................... 520,879 — — 520,879
Diversified Consumer Services ............ 1,760,765 — — 1,760,765
Diversified Financial Services ............. 1,080,112 1,309,840 — 2,389,952
Diversified Telecommunication Services ..... 3,382,867 3,180,371 — 6,563,238
Electric Utilities ........................ 3,266,150 534,995 — 3,801,145
Electrical Equipment .................... 1,746,403 1,761,582 — 3,507,985
Electronic Equipment, Instruments &
Components ........................ 3,223,526 917,326 — 4,140,852
Energy Equipment & Services ............. — 883,450 — 883,450
Entertainment ......................... 3,502,734 1,216,157 — 4,718,891
Equity Real Estate Investment Trusts (REITs) . 6,447,982 809,295 — 7,257,277
Food & Staples Retailing ................. 4,470,731 2,894,448 — 7,365,179
Food Products ........................ 3,013,753 897,191 — 3,910,944
Gas Utilities .......................... 106,392 476,538 — 582,930
Health Care Equipment & Supplies ......... 19,347,401 5,855,008 — 25,202,409
Health Care Providers & Services .......... 4,160,235 330,982 — 4,491,217
Health Care Technology ................. 1,668,629 — — 1,668,629
Hotels, Restaurants & Leisure ............. 4,082,143 — — 4,082,143
Household Durables .................... 1,002,974 2,119,988 — 3,122,962
Household Products .................... 6,459,731 53,331 — 6,513,062
Industrial Conglomerates ................ 6,406,928 969,567 — 7,376,495
Insurance ............................ 2,031,851 2,274,436 — 4,306,287
Interactive Media & Services .............. 13,574,005 134,418 — 13,708,423
Internet & Direct Marketing Retail .......... 13,646,319 3,070,675 — 16,716,994
IT Services ........................... 18,972,945 5,184,658 — 24,157,603
Leisure Products ....................... 170,567 73,249 — 243,816
Life Sciences Tools & Services ............ 5,245,031 795,724 — 6,040,755
Machinery ............................ 8,516,191 3,193,680 — 11,709,871
Marine .............................. — 410,177 — 410,177
Media ............................... 1,950,313 3,604,107 — 5,554,420
Metals & Mining ....................... 1,605,248 3,372,788 — 4,978,036
Multiline Retail ........................ 3,184,756 772,544 — 3,957,300
Multi-Utilities .......................... 1,788,663 1,332,583 — 3,121,246
Oil, Gas & Consumable Fuels ............. 3,875,179 3,760,725 — 7,635,904
Personal Products ..................... 624,477 784,558 — 1,409,035
Pharmaceuticals ....................... 13,943,744 8,837,942 — 22,781,686
Professional Services ................... 4,440,279 4,871,622 — 9,311,901
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Real Estate Management & Development .... $ 216,115 $ 2,578,809 $ — $ 2,794,924
Road & Rail .......................... 7,823,949 69,948 — 7,893,897
Semiconductors & Semiconductor Equipment . 19,298,927 3,568,514 — 22,867,441
Software ............................. 36,052,303 6,081,171 — 42,133,474
Specialty Retail ........................ 7,980,580 801,946 — 8,782,526
Technology Hardware, Storage & Peripherals . 11,838,187 1,505,370 — 13,343,557
Textiles, Apparel & Luxury Goods .......... 4,004,484 1,695,827 — 5,700,311
Thrifts & Mortgage Finance ............... — 681,520 — 681,520
Tobacco ............................. 1,159,497 898,260 — 2,057,757
Trading Companies & Distributors .......... 2,742,764 1,559,833 — 4,302,597
Transportation Infrastructure .............. — 76,829 — 76,829
Water Utilities ......................... 1,080,225 — — 1,080,225
Wireless Telecommunication Services ....... — 2,130,815 — 2,130,815
Management Investment Companies ......... 23,105,443 — — 23,105,443
Preferred Stocks ........................ — 136,949 — 136,949
Rights ................................ 5,062 — — 5,062
Corporate Bonds ........................ — 87,085,099 — 87,085,099
Foreign Government and Agency Securities .... — 4,992,770 — 4,992,770
U.S. Government and Agency Securities ....... — 87,914,438 — 87,914,438
Asset-Backed Securities .................. — 2,438,956 — 2,438,956
Mortgage-Backed Securities ................ — 80,918,940 — 80,918,940
Municipal Bonds ......................... — 3,376,706 — 3,376,706
Short Term Investments ................... 20,156,523 — — 20,156,523
Total Investments in Securities ........... $368,608,995 $390,514,796 $— $759,123,791
Liabilities:
Other Financial Instruments:
Futures contracts ........................ 70,063 — — 70,063
$— $— $— $—
Franklin Flex Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ 148,087,846 — — 148,087,846
Short Term Investments ................... 4,225,732 — — 4,225,732
Total Investments in Securities ........... $152,313,578 $— $— $152,313,578
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... — 1,269,204 — 1,269,204
Equity Real Estate Investment Trusts (REITs) . 70,350,385 25,892,990 — 96,243,375
Hotels, Restaurants & Leisure ............. 798,643 — — 798,643
Real Estate Management & Development .... — 25,888,159 — 25,888,159
Short Term Investments ................... 175,000 829,881 — 1,004,881
Total Investments in Securities ........... $71,324,028 $53,880,234 $— $125,204,262
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 2,254,896 — — 2,254,896
Air Freight & Logistics ................... 783,161 — — 783,161
Banks ............................... 5,632,282 — — 5,632,282
Beverages ........................... 2,970,484 — — 2,970,484
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Capital Markets ........................ $ 3,577,810 $ — $ — $ 3,577,810
Chemicals ........................... — 322,680 — 322,680
Commercial Services & Supplies ........... 1,148,205 — — 1,148,205
Communications Equipment .............. 437,229 — — 437,229
Diversified Telecommunication Services ..... 1,838,130 — — 1,838,130
Electric Utilities ........................ 5,428,861 — — 5,428,861
Electrical Equipment .................... 486,857 — — 486,857
Equity Real Estate Investment Trusts (REITs) . 1,237,506 — — 1,237,506
Food & Staples Retailing ................. 1,364,123 — — 1,364,123
Food Products ........................ — 565,154 — 565,154
Health Care Equipment & Supplies ......... 2,056,778 — — 2,056,778
Health Care Providers & Services .......... 1,186,258 — — 1,186,258
Hotels, Restaurants & Leisure ............. 1,163,297 — — 1,163,297
Household Products .................... 1,973,658 — — 1,973,658
Insurance ............................ 485,668 — — 485,668
Machinery ............................ 429,772 — — 429,772
Media ............................... 1,207,386 — — 1,207,386
Multiline Retail ........................ 1,566,329 — — 1,566,329
Oil, Gas & Consumable Fuels ............. 2,208,899 — — 2,208,899
Personal Products ..................... 537,560 — — 537,560
Pharmaceuticals ....................... 3,943,040 — — 3,943,040
Road & Rail .......................... 1,380,235 — — 1,380,235
Semiconductors & Semiconductor Equipment . 2,064,820 — — 2,064,820
Software ............................. 1,870,833 — — 1,870,833
Specialty Retail ........................ 1,016,055 — — 1,016,055
Technology Hardware, Storage & Peripherals . 1,001,757 — — 1,001,757
Trading Companies & Distributors .......... 252,504 — — 252,504
Wireless Telecommunication Services ....... 95,160 — — 95,160
Equity-Linked Securities ................... — 6,158,656 — 6,158,656
Convertible Preferred Stocks ............... 4,347,619 — — 4,347,619
Short Term Investments ................... 55,000 13,900 — 68,900
Total Investments in Securities ........... $56,002,172 $7,060,390 $— $63,062,562
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 36,275,351 — — 36,275,351
Automobiles .......................... 17,754,000 — — 17,754,000
Banks ............................... 197,819,780 15,770,107 — 213,589,887
Beverages ........................... 95,819,200 — — 95,819,200
Capital Markets ........................ 40,130,500 — — 40,130,500
Chemicals ........................... — 28,919,467 — 28,919,467
Diversified Telecommunication Services ..... 90,711,061 — — 90,711,061
Electric Utilities ........................ 164,720,100 — — 164,720,100
Energy Equipment & Services ............. 1,560,000 — — 1,560,000
Equity Real Estate Investment Trusts (REITs) . 10,790,000 — — 10,790,000
Health Care Providers & Services .......... 57,948,000 — — 57,948,000
Household Products .................... 69,495,000 — — 69,495,000
Industrial Conglomerates ................ 49,383,000 — — 49,383,000
Insurance ............................ 19,889,964 — — 19,889,964
Machinery ............................ 21,116,000 — — 21,116,000
Media ............................... 23,130,000 — — 23,130,000
Metals & Mining ....................... 48,312,000 — — 48,312,000
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Multi-Utilities .......................... $ 115,613,937 $ — $ — $ 115,613,937
Oil, Gas & Consumable Fuels ............. 161,079,500 — — 161,079,500
Personal Products ..................... — 15,413,907 — 15,413,907
Pharmaceuticals ....................... 181,862,250 49,717,259 — 231,579,509
Road & Rail .......................... 35,436,600 — — 35,436,600
Semiconductors & Semiconductor Equipment . 90,242,817 — — 90,242,817
Software ............................. 2,292,480 — — 2,292,480
Tobacco ............................. 26,246,500 — — 26,246,500
Equity-Linked Securities ................... — 390,791,365 — 390,791,365
Convertible Preferred Stocks :
Banks ............................... 6,696,000 — — 6,696,000
Capital Markets ........................ 4,420,000 — — 4,420,000
Electric Utilities ........................ 59,185,854 — — 59,185,854
Multi-Utilities .......................... 29,763,000 — — 29,763,000
Semiconductors & Semiconductor Equipment . 62,337,500 — — 62,337,500
Thrifts & Mortgage Finance ............... — 12,896,250 — 12,896,250
Preferred Stocks ........................ 10,701,600 — — 10,701,600
Convertible Bonds ....................... — 11,135,000 — 11,135,000
Corporate Bonds ........................ — 1,243,802,958 — 1,243,802,958
Senior Floating Rate Interests ............... — 962,032 — 962,032
U.S. Government and Agency Securities ....... — 183,924,352 — 183,924,352
Mortgage-Backed Securities ................ — 176,543,466 — 176,543,466
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 218,180,729 1,307,880 — 219,488,609
Total Investments in Securities ........... $1,948,912,723 $2,131,184,043 $— $4,080,096,766
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ 125,198,846 — — 125,198,846
Short Term Investments ................... 650,000 2,765,237 — 3,415,237
Total Investments in Securities ........... $125,848,846 $2,765,237 $— $128,614,083
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 6,123,239 — 6,123,239
Auto Components ...................... — — 6,358 6,358
Automobiles .......................... 3,527,128 — — 3,527,128
Banks ............................... 18,288,143 10,352,899 — 28,641,042
Beverages ........................... — 4,901,304 — 4,901,304
Biotechnology ......................... 2,763,475 — — 2,763,475
Building Products ...................... 7,514,031 — — 7,514,031
Capital Markets ........................ — 12,641,699 — 12,641,699
Chemicals ........................... — 14,705,808 — 14,705,808
Communications Equipment .............. 3,556,129 — — 3,556,129
Construction Materials .................. — 4,988,910 — 4,988,910
Consumer Finance ..................... 5,151,500 — — 5,151,500
Containers & Packaging ................. 7,005,312 — — 7,005,312
Diversified Financial Services ............. 13,351,605 — — 13,351,605
Diversified Telecommunication Services ..... — 3,721,973 — 3,721,973
Entertainment ......................... 8,907,827 — — 8,907,827
Food Products ........................ 8,754,385 — — 8,754,385
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Health Care Equipment & Supplies ......... $ 13,718,791 $ — $ — $ 13,718,791
Health Care Providers & Services .......... 17,113,437 — — 17,113,437
Hotels, Restaurants & Leisure ............. — 5,042,730 — 5,042,730
Industrial Conglomerates ................ 3,390,678 — — 3,390,678
Insurance ............................ 15,430,360 18,071,335 — 33,501,695
IT Services ........................... 10,167,253 — — 10,167,253
Media ............................... 14,437,321 — 12,128 14,449,449
Oil, Gas & Consumable Fuels ............. 21,190,197 12,307,175 — 33,497,372
Pharmaceuticals ....................... 37,670,714 14,822,896 — 52,493,610
Semiconductors & Semiconductor Equipment . — 8,367,548 — 8,367,548
Software ............................. 18,367,230 — — 18,367,230
Technology Hardware, Storage & Peripherals . 6,083,601 13,912,828 — 19,996,429
Textiles, Apparel & Luxury Goods .......... — 4,499,567 — 4,499,567
Tobacco ............................. 7,834,528 9,769,286 — 17,603,814
Wireless Telecommunication Services ....... — 3,586,024 — 3,586,024
Preferred Stocks ........................ — 11,061,576 — 11,061,576
Warrants .............................. 7,199 — — 7,199
Corporate Bonds ........................ — 10,971,169 — 10,971,169
Senior Floating Rate Interests ............... — 542,869 — 542,869
Companies in Liquidation .................. — — 1,626
b
1,626
Short Term Investments ................... 10,997,792 5,700,000 — 16,697,792
Total Investments in Securities ........... $255,228,636 $176,090,835 $20,112 $431,339,583
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 554,861 $ — $ 554,861
Futures contracts ........................ 369,747 — — 369,747
Total Other Financial Instruments ......... $369,747 $554,861 $— $924,608
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 273,364 — 273,364
$— $— $— $—
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 25,625,227 27,821,397 — 53,446,624
Auto Components ...................... — — 25,944 25,944
Automobiles .......................... 15,876,307 — — 15,876,307
Banks ............................... 159,718,872 — — 159,718,872
Beverages ........................... — 12,896,165 — 12,896,165
Biotechnology ......................... 12,558,931 — — 12,558,931
Building Products ...................... 38,788,301 — — 38,788,301
Capital Markets ........................ — 23,684,141 — 23,684,141
Commercial Services & Supplies ........... — — —
b
—
Communications Equipment .............. 22,693,327 — — 22,693,327
Consumer Finance ..................... 35,760,195 — — 35,760,195
Containers & Packaging ................. 51,391,626 — — 51,391,626
Diversified Financial Services ............. 77,241,030 — — 77,241,030
Electric Utilities ........................ 24,603,438 — — 24,603,438
Electrical Equipment .................... 47,979,359 — — 47,979,359
Electronic Equipment, Instruments &
Components ........................ 37,861,427 — — 37,861,427
Energy Equipment & Services ............. 14,909,110 — — 14,909,110
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Entertainment ......................... $ 54,329,297 $ — $ — $ 54,329,297
Equity Real Estate Investment Trusts (REITs) . 24,379,931 — — 24,379,931
Food & Staples Retailing ................. 68,971,087 — — 68,971,087
Food Products ........................ 105,077,409 — — 105,077,409
Health Care Equipment & Supplies ......... 77,347,032 — — 77,347,032
Health Care Providers & Services .......... 74,833,207 — — 74,833,207
Household Durables .................... 77,081,919 — — 77,081,919
Household Products .................... 17,775,314 — — 17,775,314
Industrial Conglomerates ................ 20,808,206 — — 20,808,206
Insurance ............................ 133,540,912 — — 133,540,912
IT Services ........................... 56,404,652 — — 56,404,652
Leisure Products ....................... — — 4,575,528 4,575,528
Machinery ............................ — 8,486,978 — 8,486,978
Media ............................... 137,546,770 — 96,532 137,643,302
Oil, Gas & Consumable Fuels ............. 86,805,960 34,267,686 — 121,073,646
Pharmaceuticals ....................... 193,626,970 53,526,407 — 247,153,377
Software ............................. 82,153,483 — — 82,153,483
Specialty Retail ........................ 21,905,845 — — 21,905,845
Technology Hardware, Storage & Peripherals . 25,653,860 67,629,626 — 93,283,486
Textiles, Apparel & Luxury Goods .......... 21,674,428 — — 21,674,428
Tobacco ............................. 36,715,760 39,289,870 — 76,005,630
Wireless Telecommunication Services ....... — 11,161,793 — 11,161,793
Warrants .............................. 127,256 — — 127,256
Corporate Bonds ........................ — 126,486,174 — 126,486,174
Senior Floating Rate Interests ............... — 13,202,483 22,708,366 35,910,849
Companies in Liquidation .................. — — 24,920
b
24,920
Short Term Investments ................... 23,995,344 42,600,000 — 66,595,344
Total Investments in Securities ........... $1,905,761,792 $461,052,720 $27,431,290 $2,394,245,802
Other Financial Instruments:
Forward exchange contracts ............... — 775,389 — 775,389
Futures contracts ........................ 934,195 — — 934,195
Total Other Financial Instruments ......... $934,195 $775,389 $— $1,709,584
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 1,170,672 — 1,170,672
$— $— $— $—
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ 1,437,683,463 — — 1,437,683,463
Short Term Investments ................... 22,894,564 — — 22,894,564
Total Investments in Securities ........... $1,460,578,027 $— $— $1,460,578,027
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... 1,903,441 — — 1,903,441
Automobiles .......................... 12,559,174 — — 12,559,174
Banks ............................... 125,780,153 — — 125,780,153
Building Products ...................... 44,452,612 — — 44,452,612
Capital Markets ........................ 14,349,681 — — 14,349,681
Chemicals ........................... 53,254,704 — — 53,254,704
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Commercial Services & Supplies ........... $ 16,546,176 $ — $ — $ 16,546,176
Communications Equipment .............. 12,347,048 — — 12,347,048
Construction & Engineering ............... 4,403,803 — — 4,403,803
Construction Materials .................. 15,351,753 — — 15,351,753
Electric Utilities ........................ 12,477,504 — — 12,477,504
Electrical Equipment .................... 17,233,679 — — 17,233,679
Electronic Equipment, Instruments &
Components ........................ 18,040,305 — — 18,040,305
Energy Equipment & Services ............. 1,470,190 2,319,267 — 3,789,457
Equity Real Estate Investment Trusts (REITs) . 27,998,497 — — 27,998,497
Food & Staples Retailing ................. 3,293,004 — — 3,293,004
Food Products ........................ 4,839,110 16,583,559 — 21,422,669
Gas Utilities .......................... 1,169,496 — — 1,169,496
Health Care Equipment & Supplies ......... 33,143,025 — — 33,143,025
Hotels, Restaurants & Leisure ............. 52,815,548 2,434,213 — 55,249,761
Household Durables .................... 8,008,095 — — 8,008,095
Insurance ............................ 115,901,091 — — 115,901,091
Leisure Products ....................... 21,488,198 — — 21,488,198
Machinery ............................ 166,060,006 — — 166,060,006
Metals & Mining ....................... 12,699,868 — — 12,699,868
Multi-Utilities .......................... 10,295,167 — — 10,295,167
Oil, Gas & Consumable Fuels ............. 8,653,862 — — 8,653,862
Paper & Forest Products ................. 11,300,749 — — 11,300,749
Professional Services ................... 6,415,416 — — 6,415,416
Road & Rail .......................... 2,658,963 — — 2,658,963
Semiconductors & Semiconductor Equipment . 10,095,554 — — 10,095,554
Software ............................. 5,390,776 — — 5,390,776
Specialty Retail ........................ 24,907,900 — — 24,907,900
Textiles, Apparel & Luxury Goods .......... 25,941,323 — — 25,941,323
Thrifts & Mortgage Finance ............... 4,085,694 — — 4,085,694
Corporate Bonds ........................ — 2,386,466 — 2,386,466
Short Term Investments ................... 18,264,961 — — 18,264,961
Total Investments in Securities ........... $925,596,526 $23,723,505 $— $949,320,031
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 6,484,274 — — 6,484,274
Airlines .............................. 1,893,750 — — 1,893,750
Banks ............................... 1,798,720 — — 1,798,720
Biotechnology ......................... 19,003,639 — — 19,003,639
Capital Markets ........................ 22,447,585 — — 22,447,585
Chemicals ........................... 2,167,499 — — 2,167,499
Commercial Services & Supplies ........... 5,890,385 — — 5,890,385
Construction Materials .................. 4,001,120 — — 4,001,120
Containers & Packaging ................. 5,793,464 — — 5,793,464
Diversified Financial Services ............. 333,538 — — 333,538
Electronic Equipment, Instruments &
Components ........................ 11,468,866 — — 11,468,866
Entertainment ......................... 14,961,643 — — 14,961,643
Equity Real Estate Investment Trusts (REITs) . 10,662,700 — — 10,662,700
Food & Staples Retailing ................. 1,993,524 — — 1,993,524
Health Care Equipment & Supplies ......... 28,825,507 — — 28,825,507
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Health Care Providers & Services .......... $ 11,420,628 $ — $ — $ 11,420,628
Health Care Technology ................. 13,600,254 — — 13,600,254
Hotels, Restaurants & Leisure ............. 20,005,907 — 14,086,334 34,092,241
Household Durables .................... 5,234,560 — — 5,234,560
Household Products .................... 4,779,210 — — 4,779,210
Interactive Media & Services .............. 10,347,891 — — 10,347,891
Internet & Direct Marketing Retail .......... 4,040,708 — 2,677,008 6,717,716
IT Services ........................... 61,441,057 — — 61,441,057
Leisure Products ....................... 3,786,006 — — 3,786,006
Life Sciences Tools & Services ............ 17,896,216 — — 17,896,216
Machinery ............................ 12,639,686 — — 12,639,686
Personal Products ..................... 2,474,282 — — 2,474,282
Pharmaceuticals ....................... 11,093,631 — — 11,093,631
Professional Services ................... 26,418,854 — — 26,418,854
Road & Rail .......................... 5,742,959 — — 5,742,959
Semiconductors & Semiconductor Equipment . 34,715,097 — — 34,715,097
Software ............................. 78,659,728 — 768,400 79,428,128
Specialty Retail ........................ 14,284,462 — — 14,284,462
Textiles, Apparel & Luxury Goods .......... 4,536,800 — 1,068,276 5,605,076
Trading Companies & Distributors .......... 3,814,614 — — 3,814,614
Short Term Investments ................... 18,899,697 — — 18,899,697
Total Investments in Securities ........... $503,558,461 $— $18,600,018 $522,158,479
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — — 2,051 2,051
Energy Equipment & Services ............. 26,898 — — 26,898
Entertainment ......................... — 8,125 — 8,125
Hotels, Restaurants & Leisure ............. — — 41,832 41,832
Machinery ............................ — — 231,947 231,947
Media ............................... 88,882 — 1,072 89,954
Multiline Retail ........................ — — —
b
—
Oil, Gas & Consumable Fuels ............. 11,952 — — 11,952
Paper & Forest Products ................. 44,342 — 279,033 323,375
Road & Rail .......................... — — —
b
—
Specialty Retail ........................ 62,480 — — 62,480
Management Investment Companies ......... 8,246,672 — — 8,246,672
Warrants :
Oil, Gas & Consumable Fuels ............. — — 4,999 4,999
Paper & Forest Products ................. — 376 — 376
Convertible Bonds ....................... — 2,848 — 2,848
Corporate Bonds :
Aerospace & Defense ................... — 1,049,805 — 1,049,805
Air Freight & Logistics ................... — 1,060,922 — 1,060,922
Airlines .............................. — 1,129,827 — 1,129,827
Auto Components ...................... — 2,442,937 — 2,442,937
Banks ............................... — 16,889,548 — 16,889,548
Beverages ........................... — 1,937,569 — 1,937,569
Biotechnology ......................... — 3,264,507 — 3,264,507
Building Products ...................... — 842,000 — 842,000
Capital Markets ........................ — 5,746,881 — 5,746,881
Chemicals ........................... — 10,838,093 — 10,838,093
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds:
Commercial Services & Supplies ........... $ — $ 783,675 $ — $ 783,675
Communications Equipment .............. — 1,321,616 — 1,321,616
Construction & Engineering ............... — 142,500 — 142,500
Construction Materials .................. — 1,342,241 — 1,342,241
Consumer Finance ..................... — 3,168,166 — 3,168,166
Containers & Packaging ................. — 7,136,164 — 7,136,164
Distributors ........................... — 395,000 — 395,000
Diversified Financial Services ............. — 925,875 — 925,875
Diversified Telecommunication Services ..... — 4,339,883 — 4,339,883
Electric Utilities ........................ — 8,523,452 — 8,523,452
Electrical Equipment .................... — 203,967 — 203,967
Electronic Equipment, Instruments &
Components ........................ — 2,322,650 — 2,322,650
Energy Equipment & Services ............. — 1,136,378 — 1,136,378
Entertainment ......................... — 2,834,088 — 2,834,088
Equity Real Estate Investment Trusts (REITs) . — 4,714,969 — 4,714,969
Food & Staples Retailing ................. — 1,276,160 — 1,276,160
Food Products ........................ — 3,536,518 — 3,536,518
Gas Utilities .......................... — 326,167 — 326,167
Health Care Equipment & Supplies ......... — 1,795,318 — 1,795,318
Health Care Providers & Services .......... — 4,842,036 — 4,842,036
Hotels, Restaurants & Leisure ............. — 5,765,183 — 5,765,183
Household Durables .................... — 3,786,938 — 3,786,938
Household Products .................... — 1,327,269 — 1,327,269
Independent Power and Renewable Electricity
Producers .......................... — 5,612,429 — 5,612,429
Insurance ............................ — 4,008,622 — 4,008,622
Interactive Media & Services .............. — 2,137,546 — 2,137,546
Internet & Direct Marketing Retail .......... — 1,301,799 — 1,301,799
IT Services ........................... — 2,091,713 — 2,091,713
Machinery ............................ — 2,894,128 — 2,894,128
Marine .............................. — 1,255,218 — 1,255,218
Media ............................... — 9,226,155 — 9,226,155
Metals & Mining ....................... — 4,409,593 — 4,409,593
Multiline Retail ........................ — 353,885 1,763
b
355,648
Multi-Utilities .......................... — 1,467,911 — 1,467,911
Oil, Gas & Consumable Fuels ............. — 15,817,793 — 15,817,793
Paper & Forest Products ................. — 401,480 — 401,480
Pharmaceuticals ....................... — 4,242,327 — 4,242,327
Real Estate Management & Development .... — 2,305,296 — 2,305,296
Road & Rail .......................... — 4,274,302 228,852 4,503,154
Semiconductors & Semiconductor Equipment . — 1,020,895 — 1,020,895
Software ............................. — 1,204,485 — 1,204,485
Specialty Retail ........................ — 1,602,859 — 1,602,859
Textiles, Apparel & Luxury Goods .......... — 1,477,876 — 1,477,876
Thrifts & Mortgage Finance ............... — 2,433,198 — 2,433,198
Tobacco ............................. — 1,912,517 — 1,912,517
Trading Companies & Distributors .......... — 2,657,234 — 2,657,234
Wireless Telecommunication Services ....... — 4,306,883 — 4,306,883
Senior Floating Rate Interests ............... — 17,526,580 2,346,679 19,873,259
Marketplace Loans ...................... — — 1,024,940 1,024,940
Loan Participations and Assignments ......... — 1,807,346 — 1,807,346
Foreign Government and Agency Securities .... — 55,111,009 — 55,111,009
U.S. Government and Agency Securities ....... — 16,710,931 — 16,710,931
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets:
Investments in Securities:
Asset-Backed Securities .................. $ — $ 34,492,806 $ — $ 34,492,806
Commercial Mortgage-Backed Securities ...... — 41,046,559 — 41,046,559
Mortgage-Backed Securities ................ — 29,824,924 — 29,824,924
Municipal Bonds ......................... — 10,278,753 — 10,278,753
Escrows and Litigation Trusts ............... — 2,430 4,500
b
6,930
Short Term Investments ................... 10,563,932 — — 10,563,932
Total Investments in Securities ........... $19,045,158 $392,377,133 $4,167,668 $415,589,959
Other Financial Instruments:
Forward exchange contracts ............... — 202,288 — 202,288
Futures contracts ........................ 124,354 — — 124,354
Swap contracts ......................... — 43,085 — 43,085
Total Other Financial Instruments ......... $124,354 $245,373 $— $369,727
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 303,492 — 303,492
Futures contracts ........................ 29,984 — — 29,984
Swap contracts .......................... — 797,333 — 797,333
Total Other Financial Instruments ......... $29,984 $1,100,825 $— $1,130,809
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 21,205,146 — 21,205,146
Foreign Government and Agency Securities .... — 13,794,227 — 13,794,227
U.S. Government and Agency Securities ....... — 119,194,794 — 119,194,794
Mortgage-Backed Securities ................ — 606,856,427 — 606,856,427
Short Term Investments ................... — 60,298,619 — 60,298,619
Total Investments in Securities ........... $— $821,349,213 $— $821,349,213
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ 118,023,438 — — 118,023,438
Management Investment Companies ......... 57,316,106 — — 57,316,106
Short Term Investments ................... 7,673,199 — — 7,673,199
Total Investments in Securities ........... $183,012,743 $— $— $183,012,743
Other Financial Instruments:
Futures contracts ........................ 331,220 — — 331,220
Total Other Financial Instruments ......... $331,220 $— $— $331,220
Liabilities:
Other Financial Instruments:
Swap contracts .......................... — 460 — 460
$— $— $— $—
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 6,150,270 $ — $ — $ 6,150,270
Cambodia ............................ — 1,823,084 — 1,823,084
China ............................... 31,333,685 57,396,562 — 88,730,247
Czech Republic ....................... — 896,212 — 896,212
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Hungary ............................. $ — $ 2,468,188 $ — $ 2,468,188
India ................................ — 15,274,683 — 15,274,683
Indonesia ............................ — 2,210,098 — 2,210,098
Kenya ............................... 258,542 — — 258,542
Macau .............................. — 78,890 — 78,890
Mexico .............................. 3,617,569 — — 3,617,569
Pakistan ............................. 880,986 — — 880,986
Peru ................................ 750,825 — — 750,825
Philippines ........................... — 584,449 — 584,449
Russia .............................. 6,878,263 14,058,640 — 20,936,903
South Africa .......................... — 12,810,425 — 12,810,425
South Korea .......................... — 55,088,634 — 55,088,634
Taiwan .............................. — 42,416,251 — 42,416,251
Thailand ............................. — 3,388,489 — 3,388,489
United Kingdom ....................... — 8,783,954 — 8,783,954
United States ......................... 5,962,569 — — 5,962,569
Preferred Stocks ........................ 7,093,973 — — 7,093,973
Short Term Investments ................... 8,808,068 — — 8,808,068
Total Investments in Securities ........... $71,734,750 $217,278,559 $— $289,013,309
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 23,625,964 $ — $ 23,625,964
Airlines .............................. — 4,469,365 — 4,469,365
Auto Components ...................... — 30,243,794 — 30,243,794
Automobiles .......................... — 46,027,524 — 46,027,524
Banks ............................... 30,732,609 62,152,883 — 92,885,492
Beverages ........................... — 21,764,727 — 21,764,727
Biotechnology ......................... — 6,340,582 — 6,340,582
Chemicals ........................... — 20,066,925 — 20,066,925
Construction & Engineering ............... — 4,337,477 — 4,337,477
Diversified Telecommunication Services ..... — 5,985,425 — 5,985,425
Electric Utilities ........................ 939,011 — — 939,011
Electronic Equipment, Instruments &
Components ........................ — 29,758,066 — 29,758,066
Energy Equipment & Services ............. — 15,318,465 — 15,318,465
Food & Staples Retailing ................. — 33,561,500 — 33,561,500
Health Care Providers & Services .......... — 5,906,016 — 5,906,016
Household Durables .................... — 29,578,257 — 29,578,257
Industrial Conglomerates ................ — 32,267,782 — 32,267,782
Insurance ............................ — 24,023,383 — 24,023,383
Interactive Media & Services .............. 17,498,536 — — 17,498,536
Internet & Direct Marketing Retail .......... — 17,122,177 — 17,122,177
Machinery ............................ — 14,381,708 — 14,381,708
Marine .............................. — 5,822,729 — 5,822,729
Media ............................... — 15,935,198 — 15,935,198
Metals & Mining ....................... 36,712,930 34,246,245 — 70,959,175
Multi-Utilities .......................... — 21,740,927 — 21,740,927
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ 2,691,213 $ 43,444,357 $ — $ 46,135,570
Pharmaceuticals ....................... — 127,478,423 — 127,478,423
Real Estate Management & Development .... — 39,488,622 — 39,488,622
Semiconductors & Semiconductor Equipment . 27,620,453 55,612,281 — 83,232,734
Technology Hardware, Storage & Peripherals . — 45,279,516 — 45,279,516
Thrifts & Mortgage Finance ............... — 18,519,888 — 18,519,888
Tobacco ............................. — 19,832,666 — 19,832,666
Wireless Telecommunication Services ....... 9,398,066 — — 9,398,066
Short Term Investments ................... 159,460,041 — — 159,460,041
Total Investments in Securities ........... $285,052,859 $854,332,872 $— $1,139,385,731
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ $ — $ — $ 39,563,992 $ 39,563,992
Brazil ............................... — 21,337,302 — 21,337,302
Colombia ............................ — 37,626,229 — 37,626,229
Ghana .............................. — 37,882,233 — 37,882,233
India ................................ — 68,404,479 — 68,404,479
Indonesia ............................ — 105,531,390 — 105,531,390
Mexico .............................. — 340,200,758 — 340,200,758
Norway .............................. — 119,651,627 — 119,651,627
South Korea .......................... — 240,886,854 — 240,886,854
Supranational ......................... — 9,704,795 — 9,704,795
U.S. Government and Agency Securities ....... — 485,305,384 — 485,305,384
Options purchased ....................... — 18,663,490 — 18,663,490
Short Term Investments ................... 513,251,396 295,209,109 2,701,983 811,162,488
Total Investments in Securities ........... $513,251,396 $1,780,403,650 $42,265,975 $2,335,921,021
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 32,638,103 $ — $ 32,638,103
Restricted Currency (ARS) ................. — — 253,988 253,988
Total Other Financial Instruments ......... $— $32,638,103 $253,988 $32,892,091
Receivables:
Interest (ARS) ........................... $— $— $1,774,357 $1,774,357
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 17,134,102 $ — $ 17,134,102
Forward exchange contracts ................ — 33,507,985 — 33,507,985
Total Other Financial Instruments ......... $— $50,642,087 $— $50,642,087
Payables:
Deferred Tax (ARS) ....................... $— $— $2,102 $2,102
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 6,688,753 $ — $ 6,688,753
Air Freight & Logistics ................... 9,301,120 — — 9,301,120
Airlines .............................. 3,428,400 7,978,286 — 11,406,686
Auto Components ...................... 7,960,413 — — 7,960,413
Automobiles .......................... — 10,160,841 — 10,160,841
Banks ............................... — 15,577,387 — 15,577,387
Beverages ........................... — 34,574,970 — 34,574,970
Biotechnology ......................... 11,915,725 — — 11,915,725
Chemicals ........................... 6,457,484 — — 6,457,484
Consumer Finance ..................... 3,907,745 — — 3,907,745
Diversified Telecommunication Services ..... 16,233,453 — — 16,233,453
Electric Utilities ........................ 1,355,539 — — 1,355,539
Electrical Equipment .................... — 7,673,918 — 7,673,918
Electronic Equipment, Instruments &
Components ........................ — 10,995,859 — 10,995,859
Entertainment ......................... 10,503,248 — — 10,503,248
Food & Staples Retailing ................. 18,945,797 6,122,239 — 25,068,036
Food Products ........................ 9,353,730 — — 9,353,730
Health Care Equipment & Supplies ......... 11,767,352 — — 11,767,352
Health Care Providers & Services .......... 6,112,750 — — 6,112,750
Hotels, Restaurants & Leisure ............. 14,770,879 20,809,547 — 35,580,426
Household Durables .................... — 20,244,050 — 20,244,050
Industrial Conglomerates ................ 4,887,436 10,515,240 — 15,402,676
Insurance ............................ — 10,950,529 — 10,950,529
Internet & Direct Marketing Retail .......... 10,178,546 12,743,980 — 22,922,526
IT Services ........................... 12,228,389 — — 12,228,389
Machinery ............................ 3,633,280 16,456,492 — 20,089,772
Marine .............................. — 8,394,277 — 8,394,277
Media ............................... 15,417,579 6,239,290 — 21,656,869
Metals & Mining ....................... 25,320,498 6,461,856 — 31,782,354
Multiline Retail ........................ 13,173,968 — — 13,173,968
Multi-Utilities .......................... — 13,182,193 — 13,182,193
Oil, Gas & Consumable Fuels ............. 1,587,115 9,466,135 — 11,053,250
Pharmaceuticals ....................... — 52,924,666 — 52,924,666
Road & Rail .......................... — 4,213,982 — 4,213,982
Semiconductors & Semiconductor Equipment . 6,894,005 — — 6,894,005
Software ............................. 5,822,780 — — 5,822,780
Specialty Retail ........................ 16,935,346 — — 16,935,346
Technology Hardware, Storage & Peripherals . — 18,607,577 — 18,607,577
Textiles, Apparel & Luxury Goods .......... — 11,814,240 — 11,814,240
Short Term Investments ................... 33,304,383 — — 33,304,383
Total Investments in Securities ........... $281,396,960 $322,796,307 $— $604,193,267
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at September 30, 2020.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Balance at
Beginning
of Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ... $ 62,818 $ — $ — $ — $ — $ — $ — $ (36,874) $ 25,944 $ (36,874)
Commercial Services &
Supplies ........ —
c
— — — — — — — —
c
—
Leisure Products .... 7,609,922 — — — — — — (3,034,394) 4,575,528 (3,034,394)
Media ........... 183,628 — — — — — — (87,096) 96,532 (87,096)
Senior Floating Rate
Interests :
Diversified
Telecommunication
Services ........ — — — 22,327,680 — — — 380,686 22,708,366 380,686
Companies in Liquidation 49,840
c
— — — — — — (24,920) 24,920
c
(24,920)
Total Investments in Securities $7,906,208 $— $— $22,327,680 $— — — (2,802,598) $27,431,290 (2,802,598)
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants &
Leisure ......... 2,241,958 — (381,076) — — (7,937) — 12,233,389 14,086,334 11,675,345
Internet & Direct
Marketing Retail ... — 2,677,008 — — — — — — 2,677,008 —
Software ......... 1,763,456 768,400 — — 799,998 — 1,936,582 768,400 1,936,582
Textiles, Apparel &
Luxury Goods .... — 1,068,276 — — — — — — 1,068,276 —
Total Investments in Securities $4,005,414 $4,513,684 $(381,076) $— 792,061 — 14,169,971 $18,600,018 13,611,927
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Aerospace & Defense . 46,610 — — — — — — (44,559) 2,051 (44,559)
Hotels, Restaurants &
Leisure ......... 41,832 — — — — — — — 41,832 —
Machinery ........ — — — 182,716 — — — 49,231 231,947 49,231
Media ........... 2,040 — — — — — — (968) 1,072 (968)
Multiline Retail ..... 11,614 — — — — — — (11,614) —
c
(11,614)
Paper & Forest Products 254,512 — — — — — — 24,521 279,033 24,521
Road & Rail ....... — — — — — — — — —
c
—
Warrants :
Oil, Gas & Consumable
Fuels .......... 2,073 — — — — — — 2,926 4,999 2,926
Corporate Bonds :
Multiline Retail ..... 2,769 196 — — — (69,796) — 68,594 1,763
c
68,594
Road & Rail ....... — — — 219,039 — — — 9,813 228,852 9,813
Senior Floating Rate
Interests :
Household Products .. 2,416,190 — — — — 8,318 — (253,886) 2,170,622 (253,886)
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2020, are as follows:
Balance at
Beginning
of Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund (continued)
Assets:
Investments in Securities:
Senior Floating Rate
Interests:
Road & Rail ....... $ — $ — $ — $ 161,048 $ — $ — $ — $ 15,009 $ 176,057 $ 15,009
Marketplace Loans :
Diversified Financial
Services ........ — 1,149,952 — — — — — (125,012) 1,024,940 (125,012)
Escrows and Litigation
Trusts ........... —
c
— — 6,000 — — — (1,500) 4,500
c
(1,500)
Total Investments in Securities $2,777,640 $1,150,148 $— $568,803 $— (61,478) — (267,445) $4,167,668 (267,445)
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign
Government
and Agency
Securities .... $ 35,675,197 $ 23,422,259 $ (10,217,792) $ — $ — $ 6,200,773 $ (18,641,512) $ 3,125,067 $ 39,563,992 $ (4,348,063)
Short Term
Investments .. 3,394,233 4,240,621 (2,160,508) — — 640,459 (817,458) (2,595,363) 2,701,983 (1,586,548)
Total Investments in
Securities ......... $39,069,430 $27,662,880 $(12,378,300) $— $— 6,841,232 (19,458,970) 529,704 $42,265,975 (5,934,611)
Other Financial Instruments:
Restricted
Currency (ARS)
$8,460,563 $8,928,264 $(15,804,994) $— $— $— $(1,714,126) $384,281 $253,988 $(6,552)
Receivables:
Interest (ARS) .
$1,601,869 $5,371,849 $(4,903,014) $— $— $— $(824,053) $527,706 $1,774,357 $(48,788)
Liabilities:
Payables:
Deferred Tax (ARS)
$4,066 $— $— $— $— $— $— $(1,964) $2,102 $(1,964)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Global Bond VIP
Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$39,563,992 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
b
Short Term Investments:
Argentina
...........
2,701,983 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
c
All Other
............
2,028,345
d
Liabilities:
All Other
............
2,102
d
Total
...............
$44,292,218
Franklin Mutual Shares VIP
Fund
Assets:
Investments in Securities:
Common Stock:
Leisure Products
......
$4,575,528 Market comparables Discount for lack of
marketability
19.0% Decrease
b
EV/EBITDA multiple 14.7x Increase
b
EV/Revenue multiple 0.6x Increase
Market Transactions Transaction weighting 10.0% Decrease
Senior Floating Rate
Interests:
Diversified
Telecommunication
Services
...........
22,708,366 Market Approach Recovery Value $22.3 mil Increase
c
All Other Investments
..
147,396
e,f
Total
...............
$27,431,290
Franklin Small-Mid Cap
Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments:
Consumer Discretionary $14,086,334 Market comparables Discount for lack of marketability
5.0% Decrease
b
All Other Investments
..
4,513,684
d
Total
................
$18,600,018
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
e
Includes securities determined to have no value at September 30, 2020.
f
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Strategic Income
VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial
Services
...........
$1,024,940 Discounted cash flow Discount rate 8.0% Decrease
c
Projected loss rate 22.6% Decrease
c
Senior Floating Rate
Interests:
Household Products
...
2,170,622 Recovery value Asset value estimate $220 mil Increase
c
All Other Investments
..
972,106
e,f
Total $4,167,668
Counterparty
BNDP
BNP Paribas SA
BNY
Bank of New York
BOFA
Bank of America Corp.
BZWS
Barclays Bank PLC
CITI
Citigroup, Inc
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CHF
Swiss Franc
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
ADR American Depositary Receipts
AGMC Assured Guaranty Municipal Corp.
CLO Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI Cost of Funds Index
CVR Contingent Voting Rights
ETF Exchange-Traded Fund
EURIBOR Euro Inter-Bank Offer Rate
FFCB Federal Farm Credit Banks Funding Corp.
FHLB Federal Home Loan Banks
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
GO General Obligation
LIBOR London Inter-Bank Offered Rate
MBS Mortgage-Backed Security
NYRS New York Registry Shares
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
T-Note Treasury Note
VRI Value Recovery Instruments
Abbreviations
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Index
CDX.NA.EM.Series
number CDX North America Emerging Markets Index
CDX.NA.HY.Series
number CDX North America High Yield Index
MCDX.NA.Series
number MCDX North America Index
Abbreviations
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.